COLI VUL-2 Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement as of and for the year ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of COLI VUL-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 10, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	N/A	N/A	For the period January 1, 2019 to November 25, 2019
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
AMERICAN CENTURY INVESTMENTS VP ULTRA FUND	N/A	N/A	For the period November 26, 2019 to December 5, 2019
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH AND INCOME FUND	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK HIGH YIELD VI FUND	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
BNY MELLON STOCK INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF INTERNATIONAL EQUITY PORTFOLIO	N/A	For the period of January 1, 2020 to May 4, 2020	For the period of January 1, 2020 to May 4, 2020 and for the year ended December 31, 2019

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DAVIS FINANCIAL PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DAVIS VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period of December 11, 2020 to December 31, 2020	For the period of December 11, 2020 to December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period of January 1, 2020 to December 11, 2020	For the period of January 1, 2020 to December 11, 2020 and for the year ended December 31, 2019
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CROCI® U.S. VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS HIGH INCOME VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL CAP INDEX VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP VALUE VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For for the period of September 21, 2020 to December 31, 2020
FEDERATED HERMES KAUFMANN FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP EMERGING MARKETS PORTFOLIO	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CORE BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST EMERGING MARKETS EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GLOBAL BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 28, 2019 to December 31, 2019
GREAT-WEST LIFETIME 2015 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2040 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2045 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2050 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2055 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P MID CAP 400® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SHORT DURATION BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	N/A	N/A	For the period January 1, 2019 to October 28, 2019
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. HEALTH CARE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period June 5, 2019 to December 31, 2019

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FORTY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
MFS VIT GROWTH SERIES	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period January 17, 2019 to December 31, 2019
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
MFS VIT III GLOBAL REAL ESTATE PORTFOLIO	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period September 21, 2020 to December 31, 2020
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT MID CAP GROWTH SERIES	December 31, 2020	For the period of April 21, 2020 to December 31, 2020	For the period April 21, 2020 to December 31, 2020 and for the period January 1, 2019 to January 17, 2019
MFS VIT RESEARCH SERIES	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
MFS VIT TOTAL RETURN BOND SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER REAL ESTATE SHARES VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period April 8, 2019 to December 31, 2019
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period June 5, 2019 to December 31, 2019
PUTNAM VT HIGH YIELD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the period of April 16, 2020 to December 31, 2020	For the period April 16, 2020 to December 31, 2020
PUTNAM VT INTERNATIONAL GROWTH FUND	N/A	N/A	For the period January 1, 2019 to November 5, 2019
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SUSTAINABLE FUTURE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

VICTORY RS SMALL CAP GROWTH EQUITY VIP	December 31, 2020	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND

ASSETS:
Investments at fair value (1)	$736,857	$485,564	$3,523,604	$67,321	$1,640,791	$	1,234,435
Receivable Dividends and Other	-	0	-	-	-		-
Receivable Units of the Account Sold	0	0	0	0	0		0

Total assets	736,857	485,564	3,523,604	67,321	1,640,791		1,234,435

LIABILITIES:
Payable for investments purchased	1	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	1	0	0	0	0		0

Total liabilities	2	0	0	0	0		0

NET ASSETS	$736,855	$485,564	$3,523,604	$67,321	$1,640,791	$	1,234,435

NET ASSETS REPRESENTED BY:
Accumulation units	$736,855	$485,564	$3,523,604	$67,321	$1,640,791	$	1,234,435

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	2,058	18,984	291,551	3,400	133,123		24,143

UNIT VALUE (ACCUMULATION)	$358.04	$25.58	$12.09	$19.80	$12.33	$	51.13

(1) Cost of investments:	$429,622	$367,800	$3,301,929	$44,918	$1,515,080	$	1,166,571
Shares of investments:	16,455	25,198	317,728	4,775	79,883		110,513

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND

ASSETS:
Investments at fair value (1)	$200,720	$4,621,743	$329	$1,131,611	$2,149,769	$	158,069
Receivable Dividends and Other	0	-	-	0	-		-
Receivable Units of the Account Sold	0	782	0	690	3,547		0

Total assets	200,720	4,622,525	329	1,132,301	2,153,316		158,069

LIABILITIES:
Payable for investments purchased	0	1	0	1	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	783	0	691	3,547		0

Total liabilities	0	783	0	692	3,547		0

NET ASSETS	$200,720	$4,621,742	$329	$1,131,609	$2,149,769	$	158,069

NET ASSETS REPRESENTED BY:
Accumulation units	$200,720	$4,621,742	$329	$1,131,609	$2,149,769	$	158,069

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	8,208	95,076	24	64,416	68,639		10,145

UNIT VALUE (ACCUMULATION)	$24.45	$48.61	$13.64	$17.57	$31.32	$	15.58

(1) Cost of investments:	$154,204	$3,038,679	$299	$1,042,793	$1,581,347	$	156,738
Shares of investments:	6,360	38,783	6	48,072	68,793		8,110

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BLACKROCK HIGH YIELD VI FUND	BNY MELLON STOCK INDEX FUND	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DAVIS FINANCIAL PORTFOLIO

ASSETS:
Investments at fair value (1)	$29,689	$25,247,715	$155,460	$488,722	$232,379	$	36,920
Receivable Dividends and Other	-	-	-	-	-		-
Receivable Units of the Account Sold	0	1,075	538	947	0		0

Total assets	29,689	25,248,790	155,998	489,668	232,379		36,920

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	1,075	538	947	0		0

Total liabilities	0	1,075	538	947	0		0

NET ASSETS	$29,689	$25,247,715	$155,460	$488,722	$232,379	$	36,920

NET ASSETS REPRESENTED BY:
Accumulation units	$29,689	$25,247,715	$155,460	$488,722	$232,379	$	36,920

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	2,639	691,938	9,244	18,459	6,515		1,426

UNIT VALUE (ACCUMULATION)	$11.25	$36.49	$16.82	$26.48	$35.67	$	25.89

(1) Cost of investments:	$29,650	$18,855,844	$129,701	$408,255	$182,527	$	36,792
Shares of investments:	3,927	392,838	6,068	13,353	14,371		3,145

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DAVIS VALUE PORTFOLIO	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DWS CROCI® U.S. VIP	DWS HIGH INCOME VIP

ASSETS:
Investments at fair value (1)	$139,287	$183,092	$369,035	$142,631	$167,841
Receivable Dividends and Other	-	-	-	-	-
Receivable Units of the Account Sold	0	0	883	1	0

Total assets	139,287	183,092	369,918	142,631	167,841

LIABILITIES:
Payable for investments purchased	0	0	0	0	0
Payable for policy-related transactions	0	0	0	0	0
Other payables	0	0	883	0	0

Total liabilities	0	0	883	0	0

NET ASSETS	$139,287	$183,092	$369,034	$142,631	$167,841

NET ASSETS REPRESENTED BY:
Accumulation units	$139,287	$183,092	$369,034	$142,631	$167,841

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	4,360	17,984	24,871	8,459	7,627

UNIT VALUE (ACCUMULATION)	$31.95	$10.18	$14.84	$16.86	$22.01

(1) Cost of investments:	$134,554	$182,348	$335,382	$153,728	$161,033
Shares of investments:	15,189	9,556	10,860	11,040	26,941

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP VALUE VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES KAUFMANN FUND II	FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP EMERGING MARKETS PORTFOLIO

ASSETS:
Investments at fair value (1)	$8,593,719	$1,321,624	$74,129	$261,954	$1,948,753	$	103,846
Receivable Dividends and Other	0	-	-	-	0		-
Receivable Units of the Account Sold	1,023	0	0	1	0		0

Total assets	8,594,742	1,321,624	74,129	261,955	1,948,753		103,846

LIABILITIES:
Payable for investments purchased	1	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	1,023	0	0	0	0		0

Total liabilities	1,024	0	0	0	0		0

NET ASSETS	$8,593,718	$1,321,624	$74,129	$261,955	$1,948,753	$	103,846

NET ASSETS REPRESENTED BY:
Accumulation units	$8,593,718	$1,321,624	$74,129	$261,955	$1,948,753	$	103,846

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	264,577	49,320	6,236	5,703	34,778		7369

UNIT VALUE (ACCUMULATION)	$32.48	$26.80	$11.89	$45.93	$56.03	$	14.09

(1) Cost of investments:	$7,706,325	$1,428,668	$74,129	$200,380	$1,395,231	$	103,776
Shares of investments:	494,176	110,135	8,209	10,289	41,702		7,045

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$48,362	$393,994	$519,142	$75,557	$8,914	$	617,757
Receivable Dividends and Other	-	-	0	-	-		-
Receivable Units of the Account Sold	0	0	0	0	0		0

Total assets	48,362	393,994	519,142	75,557	8,914		617,757

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	0	0	0	0		0

Total liabilities	0	0	0	0	0		0

NET ASSETS	$48,362	$393,994	$519,142	$75,557	$8,914	$	617,757

NET ASSETS REPRESENTED BY:
Accumulation units	$48,362	$393,994	$519,142	$75,557	$8,914	$	617,757

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,085	15,314	7,614	3,864	768		43,284

UNIT VALUE (ACCUMULATION)	$44.57	$25.73	$68.18	$19.55	$11.61	$	14.27

(1) Cost of investments:	$43,430	$362,799	$416,622	$62,740	$8,502	$	571,355
Shares of investments:	481	28,717	13,922	4,385	943		97,285

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND		GREAT-WEST GLOBAL BOND FUND

ASSETS:
Investments at fair value (1)	$344,899	$3,871,774	$1,095,707	$2,775,936	$96,317	$	1,696,169
Receivable Dividends and Other	-	0	0	-	-		-
Receivable Units of the Account Sold	0	407	0	0	0		329

Total assets	344,899	3,872,181	1,095,707	2,775,936	96,317		1,696,498

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	407	0	0	0		328

Total liabilities	0	407	0	0	0		328

NET ASSETS	$344,899	$3,871,774	$1,095,707	$2,775,936	$96,317	$	1,696,170

NET ASSETS REPRESENTED BY:
Accumulation units	$344,899	$3,871,774	$1,095,707	$2,775,936	$96,317	$	1,696,170

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	5,682	235,020	89,920	163,551	8,030		108,933

UNIT VALUE (ACCUMULATION)	$60.70	$16.47	$12.19	$16.97	$11.99	$	15.57

(1) Cost of investments:	$323,032	$3,712,199	$1,049,700	$2,615,736	$87,150	$	1,645,879
Shares of investments:	28,766	256,070	132,013	240,341	8,740		201,206

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS

ASSETS:
Investments at fair value (1)	$23,576,721	$660,044	$3,266,900	$5,286,269	$179,522	$	2,403,427
Receivable Dividends and Other	6	-	-	-	0		-
Receivable Units of the Account Sold	983	0	323	0	546		0

Total assets	23,577,711	660,044	3,267,224	5,286,269	180,068		2,403,427

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	984	0	323	0	546		0

Total liabilities	984	0	323	0	546		0

NET ASSETS	$23,576,727	$660,044	$3,266,900	$5,286,269	$179,522	$	2,403,427

NET ASSETS REPRESENTED BY:
Accumulation units	$23,576,727	$660,044	$3,266,900	$5,286,269	$179,522	$	2,403,427

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,744,168	57,941	224,701	339,634	2,956		216,382

UNIT VALUE (ACCUMULATION)	$13.52	$11.39	$14.54	$15.56	$60.73	$	11.11

(1) Cost of investments:	$23,576,721	$658,781	$3,153,886	$5,058,272	$187,807	$	2,280,371
Shares of investments:	23,576,721	63,102	261,352	439,424	17,531		233,796

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND

ASSETS:
Investments at fair value (1)	$1,624,754	$675,423	$4,742,897	$2,376,708	$1,756,915	$	1,423,547
Receivable Dividends and Other	-	-	-	0	-		-
Receivable Units of the Account Sold	0	1,109	5,091	5,347	754		2,424

Total assets	1,624,754	676,532	4,747,988	2,382,055	1,757,669		1,425,971

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	1,109	5,091	5,347	754		2,424

Total liabilities	0	1,109	5,091	5,347	754		2,424

NET ASSETS	$1,624,754	$675,423	$4,742,897	$2,376,708	$1,756,915	$	1,423,547

NET ASSETS REPRESENTED BY:
Accumulation units	$1,624,754	$675,423	$4,742,897	$2,376,708	$1,756,915	$	1,423,547

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	114,734	46,508	316,780	152,970	109,852		86,651

UNIT VALUE (ACCUMULATION)	$14.16	$14.52	$14.97	$15.54	$15.99	$	16.43

(1) Cost of investments:	$1,512,412	$649,845	$4,337,227	$2,230,003	$1,628,070	$	1,337,505
Shares of investments:	110,004	58,377	305,993	199,054	115,815		119,726

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$1,169,931	$415,345	$394,324	$105,139	$338,360	$	82,569
Receivable Dividends and Other	-	-	-	-	-		-
Receivable Units of the Account Sold	1,440	2	0	199	0		0

Total assets	1,171,370	415,347	394,324	105,338	338,360		82,569

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	1,440	2	0	199	0		0

Total liabilities	1,440	2	0	199	0		0

NET ASSETS	$1,169,931	$415,345	$394,324	$105,139	$338,360	$	82,569

NET ASSETS REPRESENTED BY:
Accumulation units	$1,169,931	$415,345	$394,324	$105,139	$338,360	$	82,569

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	71,070	24,981	23,964	7,557	25,583		6,070

UNIT VALUE (ACCUMULATION)	$16.46	$16.63	$16.45	$13.91	$13.23	$	13.60

(1) Cost of investments:	$1,066,550	$382,020	$369,697	$99,332	$330,115	$	80,761
Shares of investments:	77,121	33,577	21,246	8,452	47,859		10,807

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SHORT DURATION BOND FUND

ASSETS:
Investments at fair value (1)	$1,401,224	$403,237	$301,374	$7,744,324	$469,019	$	6,957,530
Receivable Dividends and Other	-	-	-	0	0		-
Receivable Units of the Account Sold	20	0	85	1,653	1,167		16

Total assets	1,401,244	403,237	301,460	7,745,976	470,187		6,957,546

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	20	0	85	1,653	1,167		16

Total liabilities	20	0	85	1,653	1,167		16

NET ASSETS	$1,401,224	$403,237	$301,374	$7,744,324	$469,019	$	6,957,530

NET ASSETS REPRESENTED BY:
Accumulation units	$1,401,224	$403,237	$301,374	$7,744,324	$469,019	$	6,957,530

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	110,580	8,703	22,273	353,307	25,363		447,403

UNIT VALUE (ACCUMULATION)	$12.67	$46.33	$13.53	$21.92	$18.49	$	15.55

(1) Cost of investments:	$1,356,310	$377,120	$306,009	$7,361,985	$431,159	$	6,689,774
Shares of investments:	156,561	27,676	27,751	436,546	36,671		646,010

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND

ASSETS:
Investments at fair value (1)	$1,031,759	$2,881,634	$3,947,080	$345,905	$24,951	$	1,418,213
Receivable Dividends and Other	-	0	-	0	0		-
Receivable Units of the Account Sold	0	0	0	0	0		0

Total assets	1,031,759	2,881,634	3,947,080	345,905	24,951		1,418,213

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	0	0	0	0		0

Total liabilities	0	0	0	0	0		0

NET ASSETS	$1,031,759	$2,881,634	$3,947,080	$345,905	$24,950	$	1,418,213

NET ASSETS REPRESENTED BY:
Accumulation units	$1,031,759	$2,881,634	$3,947,080	$345,905	$24,950	$	1,418,213

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	22,846	41,686	158,661	20,176	796		35,603

UNIT VALUE (ACCUMULATION)	$45.16	$69.13	$24.88	$17.14	$31.34	$	39.83

(1) Cost of investments:	$851,238	$2,153,575	$3,750,032	$277,712	$26,489	$	1,531,199
Shares of investments:	35,517	77,422	305,738	12,615	820		96,543

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS HENDERSON VIT BALANCED PORTFOLIO		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO

ASSETS:
Investments at fair value (1)	$70,716	$3,912,685	$395,227	$128,922	$3,426,074	$	775,992
Receivable Dividends and Other	0	0	-	0	0		-
Receivable Units of the Account Sold	0	1	0	0	0		99

Total assets	70,716	3,912,686	395,227	128,922	3,426,074		776,091

LIABILITIES:
Payable for investments purchased	1	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	1	0	0	0	0		99

Total liabilities	1	0	0	0	0		99

NET ASSETS	$70,714	$3,912,686	$395,227	$128,922	$3,426,074	$	775,992

NET ASSETS REPRESENTED BY:
Accumulation units	$70,714	$3,912,686	$395,227	$128,922	$3,426,074	$	775,992

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,517	175,150	12,817	2,638	79,056		41,255

UNIT VALUE (ACCUMULATION)	$46.61	$22.34	$30.84	$48.87	$43.34	$	18.81

(1) Cost of investments:	$57,098	$3,327,123	$435,300	$89,774	$2,981,169	$	663,615
Shares of investments:	2,099	92,020	37,391	3,527	78,616		8,237

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT FORTY PORTFOLIO	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$2,760,057	$2,763,301	$318,961	$2,347,486	$70,414	$	221,769
Receivable Dividends and Other	0	-	-	-	-		-
Receivable Units of the Account Sold	0	0	0	836	0		0

Total assets	2,760,058	2,763,301	318,962	2,348,322	70,414		221,769

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	0	0	836	0		0

Total liabilities	0	0	0	836	0		0

NET ASSETS	$2,760,058	$2,763,301	$318,962	$2,347,486	$70,414	$	221,769

NET ASSETS REPRESENTED BY:
Accumulation units	$2,760,058	$2,763,301	$318,962	$2,347,486	$70,414	$	221,769

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	86,566	31,742	15,925	25,413	1,928		8,377

UNIT VALUE (ACCUMULATION)	$31.88	$87.06	$20.03	$92.37	$36.52	$	26.47

(1) Cost of investments:	$2,609,142	$2,012,886	$242,862	$1,650,124	$56,995	$	146,864
Shares of investments:	216,475	48,479	5,014	115,412	1,843		4,700

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES TOTAL RETURN PORTFOLIO	MFS VIT GROWTH SERIES	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT III GLOBAL REAL ESTATE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$21,014	$17,812	$470,317	$15,983	$35,294	$	5,633
Receivable Dividends and Other	-	-	-	-	-		-
Receivable Units of the Account Sold	5	0	0	0	0		0

Total assets	21,019	17,812	470,317	15,983	35,294		5,633

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	5	0	0	0	0		0

Total liabilities	5	0	0	0	0		0

NET ASSETS	$21,014	$17,812	$470,317	$15,983	$35,294	$	5,633

NET ASSETS REPRESENTED BY:
Accumulation units	$21,014	$17,812	$470,317	$15,983	$35,294	$	5,633

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,785	1,009	37,685	1,175	2,610		425

UNIT VALUE (ACCUMULATION)	$11.77	$17.65	$12.48	$13.60	$13.52	$	13.25

(1) Cost of investments:	$20,962	$15,126	$442,612	$15,438	$32,574	$	5,125
Shares of investments:	1,211	241	29,230	1,465	2,356		656

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT MID CAP GROWTH SERIES	MFS VIT RESEARCH SERIES	MFS VIT TOTAL RETURN BOND SERIES	MFS VIT VALUE SERIES	NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$482,217	$63,561	$4,348,168	$520,469	$16,296	$	207,746
Receivable Dividends and Other	-	-	-	-	-		0
Receivable Units of the Account Sold	4	0	11	0	0		0

Total assets	482,221	63,561	4,348,179	520,469	16,296		207,746

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	4	0	11	0	0		0

Total liabilities	4	0	11	0	0		0

NET ASSETS	$482,217	$63,561	$4,348,168	$520,469	$16,296	$	207,746

NET ASSETS REPRESENTED BY:
Accumulation units	$482,217	$63,561	$4,348,168	$520,469	$16,296	$	207,746

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	21,812	3,274	359,044	32,983	389		8,265

UNIT VALUE (ACCUMULATION)	$22.11	$19.41	$12.11	$15.78	$41.89	$	25.14

(1) Cost of investments:	$442,941	$57,001	$4,034,331	$507,466	$10,673	$	205,083
Shares of investments:	38,150	1,934	307,944	25,513	409		13,490

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$149,704	$317,558	$313,151	$8,295,890	$499,006	$	4,802,577
Receivable Dividends and Other	0	-	-	-	-		0
Receivable Units of the Account Sold	0	0	0	0	10		0

Total assets	149,704	317,558	313,151	8,295,890	499,015		4,802,577

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	1	0	0	10		0

Total liabilities	0	1	0	0	10		0

NET ASSETS	$149,704	$317,558	$313,151	$8,295,890	$499,006	$	4,802,577

NET ASSETS REPRESENTED BY:
Accumulation units	$149,704	$317,558	$313,151	$8,295,890	$499,006	$	4,802,577

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	3,168	27,025	11,015	510,292	23,871		208,750

UNIT VALUE (ACCUMULATION)	$47.26	$11.75	$28.43	$16.26	$20.90	$	23.01

(1) Cost of investments:	$122,324	$317,416	$301,267	$8,237,631	$456,454	$	4,568,263
Shares of investments:	4,878	26,051	39,095	799,219	35,848		414,372

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIONEER REAL ESTATE SHARES VCT PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT HIGH YIELD FUND

ASSETS:
Investments at fair value (1)	$75,150	$878,504	$13,866	$28,448	$1,665,959	$	658,908
Receivable Dividends and Other	-	-	-	-	-		-
Receivable Units of the Account Sold	0	61	0	0	93		0

Total assets	75,150	878,565	13,866	28,448	1,666,052		658,908

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	61	0	0	93		0

Total liabilities	0	61	0	0	93		0

NET ASSETS	$75,150	$878,504	$13,866	$28,448	$1,665,959	$	658,908

NET ASSETS REPRESENTED BY:
Accumulation units	$75,150	$878,504	$13,866	$28,448	$1,665,959	$	658,908

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	6,361	19,271	944	1,935	62,178		24,212

UNIT VALUE (ACCUMULATION)	$11.81	$45.59	$14.69	$14.70	$26.79	$	27.21

(1) Cost of investments:	$106,241	$793,191	$12,232	$23,710	$1,599,071	$	652,153
Shares of investments:	9,849	34,064	761	1,321	111,734		104,589

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT SMALL CAP VALUE FUND	PUTNAM VT SUSTAINABLE FUTURE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II

ASSETS:
Investments at fair value (1)	$8,587	$247,390	$3,549	$239,827	$74,073	$	2,250,138
Receivable Dividends and Other	-	-	0	-	-		-
Receivable Units of the Account Sold	152	12	0	0	0		331

Total assets	8,739	247,402	3,549	239,827	74,073		2,250,468

LIABILITIES:
Payable for investments purchased	1	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	153	12	0	0	0		331

Total liabilities	154	12	0	0	0		331

NET ASSETS	$8,585	$247,390	$3,549	$239,827	$74,073	$	2,250,138

NET ASSETS REPRESENTED BY:
Accumulation units	$8,585	$247,390	$3,549	$239,827	$74,073	$	2,250,138

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	682	18,732	263	3,541	3,719		89,785

UNIT VALUE (ACCUMULATION)	$12.59	$13.21	$13.49	$67.73	$19.92	$	25.06

(1) Cost of investments:	$8,491	$244,525	$3,069	$172,284	$85,994	$	1,910,448
Shares of investments:	749	23,902	348	10,162	10,217		46,414

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VICTORY RS SMALL CAP GROWTH EQUITY VIP

ASSETS:
Investments at fair value (1)	$74,105	$1,175,142	$14,348
Receivable Dividends and Other	0	-	-
Receivable Units of the Account Sold	0	0	0

Total assets	74,105	1,175,142	14,348

LIABILITIES:
Payable for investments purchased	1	0	0
Payable for policy-related transactions	0	0	0
Other payables	1	0	0

Total liabilities	2	0	0

NET ASSETS	$74,103	$1,175,142	$14,348

NET ASSETS REPRESENTED BY:
Accumulation units	$74,103	$1,175,142	$14,348

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,190	21,962	860

UNIT VALUE (ACCUMULATION)	$62.27	$53.51	$16.68

(1) Cost of investments:	$56,704	$944,526	$13,587
Shares of investments:	4,387	52,275	721

The accompanying notes are an integral part of these financial statements.	(Concluded)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		ALGER SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND

INVESTMENT INCOME:
Dividends	$	6,373	$0	$44,979	$348	$6,451	$18,290

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		6,373	0	44,979	348	6,451	18,290

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		81,933	(131)	16,468	1,956	833	(78,484)
Realized gain distributions		42,755	39,785	-	1,049	-	26,929

Net realized gain (loss) on investments		124,689	39,653	16,468	3,005	833	(51,555)

Change in net unrealized appreciation (depreciation) on investments		183,886	105,311	212,208	15,138	122,533	(52,636)

Net realized and unrealized gain (loss) on investments		308,574	144,964	228,676	18,143	123,365	(104,191)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	314,947	$144,964	$273,655	$18,490	$129,816	$(85,901)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND
				(1)

INVESTMENT INCOME:
Dividends	$	278	$10,864	$3	$3,063	$1,132	$111

EXPENSES:
Mortality and expense risk					0	(0)

NET INVESTMENT INCOME (LOSS)		278	10,864	3	3,063	1,132	111

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(788)	220,523	0	(14,865)	37,617	58
Realized gain distributions		10,374	79,253	-	-	16,707	457

Net realized gain (loss) on investments		9,586	299,776	0	(14,865)	54,324	515

Change in net unrealized appreciation (depreciation) on investments		35,617	1,199,160	30	77,418	327,225	1,160

Net realized and unrealized gain (loss) on investments		45,203	1,498,936	30	62,553	381,549	1,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	45,480	$1,509,800	$33	$65,616	$382,682	$1,786

		(1) For the period of September, 21 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BLACKROCK HIGH YIELD VI FUND	BNY MELLON STOCK INDEX FUND	BNY MELLON VIF INTERNATIONAL EQUITY PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	(1)		(2)

INVESTMENT INCOME:
Dividends	$-	$455,139	$165	$367	$(0)	$1,143

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		455,139	165	367	(0)	1,143

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(0)	4,297,754	(5,022)	(1,229)	(20,842)	(18,139)
Realized gain distributions	-	2,040,039	-	1,935	30,747	7,874

Net realized gain (loss) on investments	(0)	6,337,793	(5,022)	706	9,905	(10,265)

Change in net unrealized appreciation (depreciation) on investments	39	(1,745,622)	(83)	16,532	79,274	60,487

Net realized and unrealized gain (loss) on investments	39	4,592,171	(5,105)	17,238	89,178	50,222

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39	$5,047,310	$(4,940)	$17,605	$89,178	$51,365

	(1) For the period of September 21, 2020 to December 31, 2020.
	(2) For the period of January 1, 2020 to May 4, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DAVIS FINANCIAL PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DWS CROCI® U.S. VIP
			(1)	(2)

INVESTMENT INCOME:
Dividends	$496	$882	$-	$4,217	$1,493	$3,042

EXPENSES:
Mortality and expense risk	0					0

NET INVESTMENT INCOME (LOSS)	496	882		4,217	1,493	3,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(8,468)	(458)	2,392	4,973	(31,421)	(24,161)
Realized gain distributions	2,157	3,528	-	5,945	8,515	6,881

Net realized gain (loss) on investments	(6,310)	3,071	2,392	10,918	(22,906)	(17,279)

Change in net unrealized appreciation (depreciation) on investments	676	10,477	745	(1,393)	33,629	(34,924)

Net realized and unrealized gain (loss) on investments	(5,634)	13,548	3,137	9,525	10,723	(52,203)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,138)	$14,430	$3,137	$13,742	$12,217	$(49,161)

	(1) For the period of December 11, 2020 to December 31, 2020.
	(2) For the period January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS HIGH INCOME VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP VALUE VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES KAUFMANN FUND II	FIDELITY VIP CONTRAFUND PORTFOLIO
				(1)

INVESTMENT INCOME:
Dividends	$6,297	$73,566	$24,031	$4	$(0)	$1,108

EXPENSES:
Mortality and expense risk	0

NET INVESTMENT INCOME (LOSS)	6,297	73,566	24,031	4	(0)	1,108

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(529)	(439,587)	(200,294)	(0)	10,441	20,255
Realized gain distributions	-	680,790	139,676	-	20,889	7,674

Net realized gain (loss) on investments	(529)	241,204	(60,618)	(0)	31,329	27,928

Change in net unrealized appreciation (depreciation) on investments	5,725	729,224	98,579	-	35,357	390,638

Net realized and unrealized gain (loss) on investments	5,195	970,427	37,961	(0)	66,687	418,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,492	$1,043,993	$61,993	$4	$66,687	$419,674

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO
	(1)

INVESTMENT INCOME:
Dividends	$-	$492	$7,491	$2,008	$419	$163

EXPENSES:
Mortality and expense risk		(0)

NET INVESTMENT INCOME (LOSS)		492	7,491	2,008	419	163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(0)	532,153	1,269	(17,108)	(2,216)	0
Realized gain distributions	-	99,438	138	-	1,063	-

Net realized gain (loss) on investments	(0)	631,591	1,408	(17,108)	(1,153)	0

Change in net unrealized appreciation (depreciation) on investments	70	(198,477)	21,665	85,041	6,740	418

Net realized and unrealized gain (loss) on investments	70	433,113	23,073	67,933	5,587	418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70	$433,605	$30,564	$69,941	$6,006	$581

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND

INVESTMENT INCOME:
Dividends	$7,841	$6,650	$45,383	$20,859	$69,618	$1,729

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	7,841	6,650	45,383	20,859	69,618	1,729

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(39,574)	(7,473)	36,122	(2,634)	6,379	4,246
Realized gain distributions	16,024	6,835	51,027	6,055	13,787	-

Net realized gain (loss) on investments	(23,550)	(638)	87,149	3,421	20,166	4,246

Change in net unrealized appreciation (depreciation) on investments	82,182	27,902	43,347	57,529	115,548	8,893

Net realized and unrealized gain (loss) on investments	58,632	27,264	130,496	60,950	135,714	13,139

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,473	$33,914	$175,879	$81,809	$205,332	$14,868

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND
			(1)

INVESTMENT INCOME:
Dividends	$19,098	$39,781	$-	$46,604	$46,481	$3,681

EXPENSES:
Mortality and expense risk		0			0

NET INVESTMENT INCOME (LOSS)	19,098	39,781		46,604	46,481	3,681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(84,636)	-	(0)	2,334	(124,916)	11,452
Realized gain distributions	-	-	-	13,024	58,459	39,576

Net realized gain (loss) on investments	(84,636)		(0)	15,358	(66,457)	51,028

Change in net unrealized appreciation (depreciation) on investments	107,874	(0)	1,262	113,043	477,433	(8,068)

Net realized and unrealized gain (loss) on investments	23,239	(0)	1,262	128,400	410,976	42,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,337	$39,781	$1,262	$175,005	$457,457	$46,640

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND

INVESTMENT INCOME:
Dividends	$24,248	$25,765	$11,670	$78,029	$42,618	$26,962

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	24,248	25,765	11,670	78,029	42,618	26,962

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(99,177)	(3,620)	(1,431)	(107,401)	109	(40,787)
Realized gain distributions	81,864	23,963	18,397	114,284	83,477	58,146

Net realized gain (loss) on investments	(17,312)	20,343	16,966	6,883	83,586	17,359

Change in net unrealized appreciation (depreciation) on investments	48,064	114,783	37,059	368,581	160,749	152,055

Net realized and unrealized gain (loss) on investments	30,752	135,126	54,025	375,464	244,335	169,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,000	$160,890	$65,695	$453,493	$286,953	$196,375

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST MID CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$22,547	$16,849	$7,116	$5,520	$681

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	22,547	16,849	7,116	5,520	681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(52,521)	(23,882)	(7,395)	12,441	(4,700)
Realized gain distributions	46,330	40,287	17,937	19,656	42

Net realized gain (loss) on investments	(6,191)	16,405	10,542	32,097	(4,658)

Change in net unrealized appreciation (depreciation) on investments	104,751	97,041	32,318	24,903	2,734

Net realized and unrealized gain (loss) on investments	98,560	113,445	42,861	57,000	(1,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$121,106	$130,294	$49,976	$62,520	$(1,243)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND

INVESTMENT INCOME:
Dividends	$4,448	$1,487	$12,911	$10,992	$3,246	$52,112

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	4,448	1,487	12,911	10,992	3,246	52,112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,027)	(10,144)	(14,997)	7,952	(32,084)	(205,688)
Realized gain distributions	5,414	4,971	17,671	2,090	-	273,013

Net realized gain (loss) on investments	387	(5,173)	2,674	10,042	(32,084)	67,325

Change in net unrealized appreciation (depreciation) on investments	28,315	8,941	49,343	(2,849)	(14,934)	358,590

Net realized and unrealized gain (loss) on investments	28,702	3,768	52,017	7,193	(47,018)	425,915

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,150	$5,255	$64,929	$18,185	$(43,772)	$478,027

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND

INVESTMENT INCOME:
Dividends	$	2,899	$136,776	$(0)	$26	$28,600	$2,995

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		2,899	136,776	(0)	26	28,600	2,995

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		15,946	34,935	(4,987)	83,374	3,820	(165)
Realized gain distributions		20,260	20,849	2,650	76,298	3,177	6,785

Net realized gain (loss) on investments		36,205	55,785	(2,337)	159,671	6,996	6,620

Change in net unrealized appreciation (depreciation) on investments		37,589	136,896	87,234	253,316	154,398	69,224

Net realized and unrealized gain (loss) on investments		73,795	192,680	84,897	412,987	161,395	75,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	76,694	$329,456	$84,897	$413,013	$189,995	$78,840

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND

INVESTMENT INCOME:
Dividends	$309	$62,070	$202	$81,891	$2,585	$0

EXPENSES:
Mortality and expense risk		0	(0)

NET INVESTMENT INCOME (LOSS)	309	62,070	202	81,891	2,585	0

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(431)	(1,264)	1,058	4,925	(11,273)	4,610
Realized gain distributions	5,330	34,669	1,536	78,896	73,180	9,380

Net realized gain (loss) on investments	4,899	33,405	2,593	83,820	61,906	13,989

Change in net unrealized appreciation (depreciation) on investments	(1,117)	(211,828)	6,344	282,282	(20,425)	24,515

Net realized and unrealized gain (loss) on investments	3,782	(178,423)	8,937	366,102	41,481	38,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,091	$(116,353)	$9,139	$447,993	$44,066	$38,504

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT FORTY PORTFOLIO	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$63,154	$645	$69,087	$21,507	$4,624	$64

EXPENSES:
Mortality and expense risk	(0)					(0)

NET INVESTMENT INCOME (LOSS)	63,154	645	69,087	21,507	4,624	64

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	48,227	(13,822)	80,698	264,432	135,018	200,634
Realized gain distributions	22,654	40,275	-	202,519	40,769	184,402

Net realized gain (loss) on investments	70,881	26,453	80,698	466,951	175,787	385,036

Change in net unrealized appreciation (depreciation) on investments	190,957	71,828	111,215	520,024	(45,828)	451,940

Net realized and unrealized gain (loss) on investments	261,838	98,281	191,914	986,975	129,958	836,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$324,992	$98,926	$261,000	$1,008,482	$134,582	$837,040

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	LORD ABBETT SERIES TOTAL RETURN PORTFOLIO	MFS VIT GROWTH SERIES	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
					(1)

INVESTMENT INCOME:
Dividends	$788	$(0)	$484	$-	$-	$	113

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	788	(0)	484				113

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(65)	2,401	153	204	5,862		(40)
Realized gain distributions	-	19,655	385	1,073	-		1,029

Net realized gain (loss) on investments	(65)	22,057	538	1,277	5,862		989

Change in net unrealized appreciation (depreciation) on investments	9,052	72,001	25	2,456	27,706		883

Net realized and unrealized gain (loss) on investments	8,986	94,058	562	3,733	33,567		1,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,775	$94,058	$1,046	$3,733	$33,567	$	1,985

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT III GLOBAL REAL ESTATE PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT MID CAP GROWTH SERIES	MFS VIT RESEARCH SERIES	MFS VIT TOTAL RETURN BOND SERIES	MFS VIT VALUE SERIES
	(1)		(2)

INVESTMENT INCOME:
Dividends	$-	$66	$-	$433	$145,934	$7,379

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		66		433	145,934	7,379

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,010	(32)	818	114	(1,764)	(2,115)
Realized gain distributions	-	224	115	2,389	-	20,680

Net realized gain (loss) on investments	1,010	192	933	2,503	(1,764)	18,565

Change in net unrealized appreciation (depreciation) on investments	2,720	477	39,275	6,452	188,308	(11,585)

Net realized and unrealized gain (loss) on investments	3,730	669	40,208	8,955	186,545	6,980

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,730	$735	$40,208	$9,389	$332,479	$14,358

	(1) For the period of September 21, 2020 to December 31, 2020.
	(2) For the period of April 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$(0)	$742	$797	$137	$12,366	$	98,340

EXPENSES:
Mortality and expense risk			0

NET INVESTMENT INCOME (LOSS)	(0)	742	797	137	12,366		98,340

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,649	(865)	(611)	5	(34)		(5,147)
Realized gain distributions	765	-	5,476	-	-		-

Net realized gain (loss) on investments	2,414	(865)	4,866	5	(34)		(5,147)

Change in net unrealized appreciation (depreciation) on investments	4,018	9,864	20,663	81	3,727		147,464

Net realized and unrealized gain (loss) on investments	6,432	8,999	25,529	86	3,693		142,317

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,432	$9,741	$26,326	$223	$16,059	$	240,657

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER REAL ESTATE SHARES VCT PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND

INVESTMENT INCOME:
Dividends	$	5,766	$93,330	$1,203	$10,154	$107	$124

EXPENSES:
Mortality and expense risk			(0)

NET INVESTMENT INCOME (LOSS)		5,766	93,330	1,203	10,154	107	124

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		4,733	(1,702)	(6,358)	939	45	1,015
Realized gain distributions		-	48,083	16,613	35,371	97	263

Net realized gain (loss) on investments		4,733	46,381	10,255	36,310	142	1,278

Change in net unrealized appreciation (depreciation) on investments		32,865	211,006	(19,233)	25,440	1,322	1,608

Net realized and unrealized gain (loss) on investments		37,598	257,387	(8,978)	61,750	1,464	2,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	43,364	$350,717	$(7,775)	$71,904	$1,571	$3,010

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT HIGH YIELD FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT SMALL CAP VALUE FUND	PUTNAM VT SUSTAINABLE FUTURE FUND
					(1)

INVESTMENT INCOME:
Dividends	$	170	$35,355	$39,969	$-	$37	$546

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		170	35,355	39,969		37	546

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(402)	(2,408)	14,338	159	(92)	3,074
Realized gain distributions		3,753	-	7,418	-	-	9,185

Net realized gain (loss) on investments		3,352	(2,408)	21,756	159	(92)	12,259

Change in net unrealized appreciation (depreciation) on investments		66,379	(1,605)	(34,984)	2,865	320	68,145

Net realized and unrealized gain (loss) on investments		69,731	(4,013)	(13,228)	3,024	229	80,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	69,901	$31,342	$26,741	$3,024	$265	$80,950

		(1) For the period of April 16, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VICTORY RS SMALL CAP GROWTH EQUITY VIP

INVESTMENT INCOME:
Dividends	$543	$-	$1,269	$9,573	$-

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	543		1,269	9,573

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(33,778)	308,780	93	(59,850)	107
Realized gain distributions	1,157	69,090	1,906	-	1,979

Net realized gain (loss) on investments	(32,621)	377,870	1,999	(59,850)	2,086

Change in net unrealized appreciation (depreciation) on investments	(5,446)	(13,258)	8,322	300,382	2,166

Net realized and unrealized gain (loss) on investments	(38,068)	364,613	10,321	240,532	4,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(37,525)	$364,613	$11,590	$250,105	$4,252

The accompanying notes are an integral part of these financial statements.	(Concluded)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,373	$-	$0	$52,133	$44,979	$16,110
Net realized gain (loss) on investments	124,689	26,213	39,653		16,468	(1,846)
Change in net unrealized appreciation (depreciation) on investments	183,886	103,475	105,311	27,762	212,208	42,470

Increase (decrease) in net assets resulting from operations	314,947	129,688	144,964	79,895	273,655	56,734

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	12	89,627	12	-
Transfers for contract benefits and terminations	(5,063)	(5,332)	(5,202)	(16,548)	(30,507)	(8,005)
Net transfers	(108,621)	(44,080)	(781)	20,162	2,526,711	61,317
Contract maintenance charges		(168)		(240)		(326)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(113,683)	(49,580)	(5,971)	93,001	2,496,216	52,986

Total increase (decrease) in net assets	201,264	80,108	138,993	172,896	2,769,871	109,720

NET ASSETS:
Beginning of period	535,591	455,483	346,571	173,675	753,733	644,013

End of period	$736,855	$535,591	$485,564	$346,571	$3,523,604	$753,733

CHANGES IN UNITS OUTSTANDING:
Units issued	457	116	54	7,397	269,880	8,969
Units redeemed	(899)	(366)	(373)	(1,208)	(46,653)	(4,220)

Net increase (decrease)	(442)	(250)	(319)	6,189	223,227	4,749

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND			AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND			AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP ULTRA FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
		2020	2019		2020	2019		2020	2019	2019	2019
						(1)				(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	348	$504	$	6,451	$392	$	18,290	$23,068
Net realized gain (loss) on investments		3,005	3,264		833	54		(51,555)	86,208	5,446	(1)
Change in net unrealized appreciation (depreciation) on investments		15,138	10,313		122,533	3,178		(52,636)	139,548		2

Increase (decrease) in net assets resulting from operations		18,490	14,081		129,816	3,624		(85,901)	248,824	5,446	1

CONTRACT TRANSACTIONS:
Proceeds from units sold		-	-		13,982	21,502		523,211	102,379
Transfers for contract benefits and terminations		(915)	(1,135)		(1,181)	(1,003)		(19,197)	(20,989)		(22)
Net transfers		(9,488)	(5,226)		1,460,875	13,205		(385,489)	73,532	(5,446)
Contract maintenance charges			(22)			(30)		(47)	(473)
Other, net		-	-		-	-		-	(45,712)

Increase (decrease) in net assets resulting from contract transactions		(10,403)	(6,383)		1,473,676	33,674		118,479	108,737	(5,446)

Total increase (decrease) in net assets		8,088	7,698		1,603,493	37,298		32,577	357,561	-	(21)

NET ASSETS:
Beginning of period		59,233	51,535		37,298	-		1,201,858	844,297		21

End of period	$	67,321	$59,233	$	1,640,791	$37,298	$	1,234,435	$1,201,858	-	-

CHANGES IN UNITS OUTSTANDING:
Units issued		801	58		132,386	3,563		15,404	5,616	20,333
Units redeemed		(1,167)	(500)		(2,325)	(500)		(14,996)	(3,062)	(20,333)	(1)

Net increase (decrease)		(366)	(442)		130,060	3,063		408	2,554	-	(1)

	(1) For the period March 13, 2019 to December 31, 2019.
	(2) For the period November 26, 2019 to December 5, 2019. (3) For the period January 1, 2019 to November 25, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND			AMERICAN FUNDS IS GROWTH FUND			AMERICAN FUNDS IS GROWTH AND INCOME FUND
		2020	2019		2020	2019		2020
								(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	278	$281	$	10,864	$25,252	$	3
Net realized gain (loss) on investments		9,586	7,926		299,776	347,342		0
Change in net unrealized appreciation (depreciation) on investments		35,617	34,419		1,199,160	440,374		30

Increase (decrease) in net assets resulting from operations		45,480	42,626		1,509,800	812,968		33

CONTRACT TRANSACTIONS:
Proceeds from units sold		9,816	19,237		114,798	275,635		12
Transfers for contract benefits and terminations		(2,865)	(3,791)		(42,041)	(483,843)		(5)
Net transfers		(28,687)	(6,638)		(612,258)	659,721		289
Contract maintenance charges			(92)			(1,336)
Other, net		-	-		11,395	(17,243)		-

Increase (decrease) in net assets resulting from contract transactions		(21,736)	8,716		(528,105)	432,934		296

Total increase (decrease) in net assets		23,744	51,342		981,695	1,245,902		329

NET ASSETS:
Beginning of period		176,976	125,634		3,640,047	2,394,145

End of period	$	200,720	$176,976	$	4,621,742	$3,640,047	$	329

CHANGES IN UNITS OUTSTANDING:
Units issued		1,313	3,461		21,551	39,326		25
Units redeemed		(2,493)	(2,838)		(40,354)	(23,398)		(1)

Net increase (decrease)		(1,180)	623		(18,803)	15,928		24

		(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,063	$7,764	$1,132	$14,618	$111	$63
Net realized gain (loss) on investments	(14,865)	85,333	54,324	56,158	515	(1,007)
Change in net unrealized appreciation (depreciation) on investments	77,418	110,512	327,225	337,019	1,160	2,745

Increase (decrease) in net assets resulting from operations	65,616	203,609	382,682	407,795	1,786	1,801

CONTRACT TRANSACTIONS:
Proceeds from units sold	585,352	118,771	137,139	54,426	153,988	-
Transfers for contract benefits and terminations	(5,252)	(139,137)	(21,103)	(45,601)	(203)	(202)
Net transfers	(19,253)	(1,146,198)	15,875	(348,676)	(2,643)	(17,343)
Contract maintenance charges		(421)		(518)	(11)	(9)
Other, net	3,811	(4,130)	1,905	(1,944)	-	-

Increase (decrease) in net assets resulting from contract transactions	564,658	(1,171,115)	133,816	(342,313)	151,132	(17,554)

Total increase (decrease) in net assets	630,274	(967,506)	516,498	65,482	152,918	(15,753)

NET ASSETS:
Beginning of period	501,335	1,468,841	1,633,271	1,567,789	5,151	20,904

End of period	$1,131,609	$501,335	$2,149,769	$1,633,271	$158,069	$5,151

CHANGES IN UNITS OUTSTANDING:
Units issued	41,306	15,342	15,271	4,633	9,798	1,309
Units redeemed	(9,416)	(99,917)	(11,078)	(20,079)	(53)	(2,825)

Net increase (decrease)	31,890	(84,575)	4,193	(15,446)	9,745	(1,516)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		BLACKROCK HIGH YIELD VI FUND	BNY MELLON STOCK INDEX FUND			BNY MELLON VIF INTERNATIONAL EQUITY PORTFOLIO
		2020	2020	2019		2020		2019
		(1)				(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$		$455,139	$484,400	$	165	$	268
Net realized gain (loss) on investments		(0)	6,337,793	2,728,315		(5,022)		(2,301)
Change in net unrealized appreciation (depreciation) on investments		39	(1,745,622)	4,306,226		(83)		7,277

Increase (decrease) in net assets resulting from operations		39	5,047,310	7,518,941		(4,940)		5,244

CONTRACT TRANSACTIONS:
Proceeds from units sold		30,807	2,527,221	500,836		465		4,610
Transfers for contract benefits and terminations		(1)	(1,385,900)	(1,646,026)		(7,993)		(489)
Net transfers		(1,156)	(11,512,107)	(669,838)		(17,412)		(31,516)
Contract maintenance charges			(120)	(9,869)		-		(10)
Other, net		-	12,041	(121,779)		-		-

Increase (decrease) in net assets resulting from contract transactions		29,650	(10,358,864)	(1,946,676)		(24,940)		(27,405)

Total increase (decrease) in net assets		29,689	(5,311,554)	5,572,265		(29,880)		(22,161)

NET ASSETS:
Beginning of period			30,559,269	24,987,004		29,880		52,041

End of period		$29,689	$25,247,715	$30,559,269	$	-	$	29,880

CHANGES IN UNITS OUTSTANDING:
Units issued		2,640	200,533	54,422		-		381
Units redeemed		(1)	(496,918)	(126,204)		(1,237)		(1,730)

Net increase (decrease)		2,639	(296,385)	(71,782)		(1,237)		(1,349)

	(1) For the period of September 21, 2020 to December 31, 2020.
	(2) For the period of January 1, 2020 to May 4, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$367	$696	$(0)	$-	$1,143	$742
Net realized gain (loss) on investments	706	4,020	9,905	12,693	(10,265)	9,158
Change in net unrealized appreciation (depreciation) on investments	16,532	16,926	79,274	3,276	60,487	8,109

Increase (decrease) in net assets resulting from operations	17,605	21,642	89,178	15,969	51,365	18,009

CONTRACT TRANSACTIONS:
Proceeds from units sold	40,880	37,578	84,583	32,594	2,500	2,499
Transfers for contract benefits and terminations	(4,033)	(4,099)	(30,153)	(22,917)	(2,010)	(1,681)
Net transfers	(19,628)	18,036	133,617	133,412	39,119	66,221
Contract maintenance charges		(65)		(152)		(17)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	17,219	51,450	188,047	142,937	39,609	67,022

Total increase (decrease) in net assets	34,824	73,092	277,225	158,906	90,974	85,031

NET ASSETS:
Beginning of period	120,636	47,544	211,497	52,591	141,405	56,374

End of period	$155,460	$120,636	$488,722	$211,497	$232,379	$141,405

CHANGES IN UNITS OUTSTANDING:
Units issued	4,938	6,126	20,184	1,402	3,856	2,528
Units redeemed	(3,969)	(2,187)	(13,169)	(1,305)	(1,654)	(301)

Net increase (decrease)	969	3,939	7,015	97	2,202	2,227

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DAVIS FINANCIAL PORTFOLIO		DAVIS VALUE PORTFOLIO			DELAWARE VIP INTERNATIONAL SERIES
	2020	2019	2020	2019		2020
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$496	$836	$882	$1,894	$
Net realized gain (loss) on investments	(6,310)	2,239	3,071	5,544		2,392
Change in net unrealized appreciation (depreciation) on investments	676	8,917	10,477	23,003		745

Increase (decrease) in net assets resulting from operations	(5,138)	11,992	14,430	30,441		3,137

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,404	3,748	-	-		101,582
Transfers for contract benefits and terminations	(23,228)	(878)	(1,482)	(2,038)		-
Net transfers	4,019	2,285	(476)	-		78,373
Contract maintenance charges		(68)		(9)
Other, net	-	-	-	-		-

Increase (decrease) in net assets resulting from contract transactions	(15,805)	5,087	(1,957)	(2,047)		179,955

Total increase (decrease) in net assets	(20,943)	17,079	12,473	28,394		183,092

NET ASSETS:
Beginning of period	57,863	40,784	126,814	98,420

End of period	$36,920	$57,863	$139,287	$126,814		$183,092

CHANGES IN UNITS OUTSTANDING:
Units issued	421	653	8	11		42,677
Units redeemed	(1,095)	(416)	(83)	(91)		(24,693)

Net increase (decrease)	(674)	237	(75)	(80)		17,984

	(1) For the period of December 11, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DWS CROCI® U.S. VIP
	2020	2019	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,217	$2	$1,493	$833	$3,042	$4,422
Net realized gain (loss) on investments	10,918	2,106	(22,906)	7,978	(17,279)	24,217
Change in net unrealized appreciation (depreciation) on investments	(1,393)	1,409	33,629	7,434	(34,924)	39,510

Increase (decrease) in net assets resulting from operations	13,742	3,517	12,217	16,245	(49,161)	68,149

CONTRACT TRANSACTIONS:
Proceeds from units sold	6,957	11,748	187,909	82,831	-	-
Transfers for contract benefits and terminations	(2,473)	(1,077)	(4,190)	(4,575)	(1,810)	(2,957)
Net transfers	(58,598)	26,119	30,877	16,327	(91,172)	(61,798)
Contract maintenance charges		(13)	(166)	(162)		(99)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(54,114)	36,777	214,432	94,421	(92,982)	(64,854)

Total increase (decrease) in net assets	(40,372)	40,294	226,648	110,666	(142,144)	3,295

NET ASSETS:
Beginning of period	40,372	78	142,386	31,720	284,775	281,480

End of period	$(0)	$40,372	$369,034	$142,386	$142,631	$284,775

CHANGES IN UNITS OUTSTANDING:
Units issued	22,470	5,310	23,355	7,311	1,112	10,112
Units redeemed	(25,693)	(2,093)	(7,872)	(595)	(7,489)	(14,773)

Net increase (decrease)	(3,224)	3,217	15,483	6,716	(6,377)	(4,661)

	(1) For the period January 1, 2020 to December 11, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DWS HIGH INCOME VIP			DWS SMALL CAP INDEX VIP				DWS SMALL MID CAP VALUE VIP				EATON VANCE VT FLOATING-RATE INCOME FUND
		2020	2019		2020		2019		2020		2019		2020
													(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	6,297	$5,506	$	73,566	$	71,549	$	24,031	$	11,703	$	4
Net realized gain (loss) on investments		(529)	(175)		241,204		626,580		(60,618)		74,493		(0)
Change in net unrealized appreciation (depreciation) on investments		5,725	6,661		729,224		775,876		98,579		226,805

Increase (decrease) in net assets resulting from operations		11,492	11,992		1,043,993		1,474,005		61,993		313,001		4

CONTRACT TRANSACTIONS:
Proceeds from units sold		14,890	29,501		371,779		39,450		7,138		6,625		76,999
Transfers for contract benefits and terminations		(2,213)	(2,356)		(220,814)		(180,338)		(15,500)		(20,064)		-
Net transfers		24,319	15,249		118,382		39,913		(499,966)		(87,710)		(2,874)
Contract maintenance charges			(63)				(5,589)				(287)
Other, net		-	-		-		-		-		-		-

Increase (decrease) in net assets resulting from contract transactions		36,997	42,331		269,347		(106,564)		(508,328)		(101,436)		74,125

Total increase (decrease) in net assets		48,489	54,323		1,313,340		1,367,441		(446,335)		211,565		74,129

NET ASSETS:
Beginning of period		119,352	65,029		7,280,378		5,912,937		1,767,959		1,556,394

End of period	$	167,841	$119,352	$	8,593,718	$	7,280,378	$	1,321,624	$	1,767,959	$	74,129

CHANGES IN UNITS OUTSTANDING:
Units issued		2,796	2,278		55,793		16,715		19,641		4,089		6,237
Units redeemed		(930)	(148)		(58,909)		(21,273)		(35,771)		(8,652)		(1)

Net increase (decrease)		1,866	2,130		(3,116)		(4,558)		(16,130)		(4,563)		6,236

		(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FEDERATED HERMES KAUFMANN FUND II			FIDELITY VIP CONTRAFUND PORTFOLIO			FIDELITY VIP EMERGING MARKETS PORTFOLIO
	2020		2019	2020	2019		2020
							(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(0)	$		$1,108	$3,652	$
Net realized gain (loss) on investments	31,329		30,281	27,928	156,229		(0)
Change in net unrealized appreciation (depreciation) on investments	35,357		21,824	390,638	366,533		70

Increase (decrease) in net assets resulting from operations	66,687		52,105	419,674	526,414		70

CONTRACT TRANSACTIONS:
Proceeds from units sold	-		-	2,820	227,067		107,795
Transfers for contract benefits and terminations	(2,926)		(10,414)	(18,591)	(69,969)		(1)
Net transfers	(9,150)		21,527	209,283	(2,007,215)		(4,019)
Contract maintenance charges			(212)		(978)
Other, net	-		-	-	-		-

Increase (decrease) in net assets resulting from contract transactions	(12,076)		10,901	193,512	(1,851,095)		103,776

Total increase (decrease) in net assets	54,611		63,006	613,186	(1,324,681)		103,846

NET ASSETS:
Beginning of period	207,344		144,338	1,335,567	2,660,248

End of period	$261,955		$207,344	$1,948,753	$1,335,567		$103,846

CHANGES IN UNITS OUTSTANDING:
Units issued	1,161		2,517	6,312	12,164		7,370
Units redeemed	(1,272)		(2,119)	(2,576)	(62,289)		(1)

Net increase (decrease)	(111)		398	3,737	(50,125)		7,369

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP MID CAP PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$492	$466	$7,491	$7,712	$2,008	$5,882
Net realized gain (loss) on investments	631,591	70,152	1,408	629	(17,108)	28,202
Change in net unrealized appreciation (depreciation) on investments	(198,477)	196,206	21,665	18,510	85,041	141,092

Increase (decrease) in net assets resulting from operations	433,605	266,824	30,564	26,851	69,941	175,176

CONTRACT TRANSACTIONS:
Proceeds from units sold	-		-	-	28,948	143,448
Transfers for contract benefits and terminations	(15,152)	(13,547)	(5,071)	(5,564)	(7,792)	(194,889)
Net transfers	(1,479,106)	117,218	(1,011)	67,862	(330,900)	(249,445)
Contract maintenance charges		(153)		(97)		(473)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(1,494,257)	103,518	(6,082)	62,201	(309,744)	(301,359)

Total increase (decrease) in net assets	(1,060,652)	370,342	24,481	89,052	(239,803)	(126,183)

NET ASSETS:
Beginning of period	1,109,014	738,672	369,513	280,461	758,945	885,128

End of period	$48,362	$1,109,014	$393,994	$369,513	$519,142	$758,945

CHANGES IN UNITS OUTSTANDING:
Units issued	5,269	6,102	2,747	3,381	1,373	8,228
Units redeemed	(39,883)	(2,260)	(3,112)	(722)	(6,879)	(13,955)

Net increase (decrease)	(34,615)	3,842	(364)	2,659	(5,506)	(5,727)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MID CAP VALUE FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$419	$770	$163	$149	$7,841	$12,402
Net realized gain (loss) on investments	(1,153)	2,782	0	170	(23,550)	(56,509)
Change in net unrealized appreciation (depreciation) on investments	6,740	19,154	418	(6)	82,182	250,448

Increase (decrease) in net assets resulting from operations	6,006	22,706	581	313	66,473	206,341

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	16,775	55,131
Transfers for contract benefits and terminations	(875)	(1,499)	(206)	(153)	(38,637)	(653,145)
Net transfers	(32,471)	36,884	3,059	5,341	7,443	(125,513)
Contract maintenance charges		(31)	(11)	(11)		(694)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(33,346)	35,354	2,843	5,177	(14,420)	(724,221)

Total increase (decrease) in net assets	(27,340)	58,060	3,424	5,490	52,054	(517,880)

NET ASSETS:
Beginning of period	102,897	44,837	5,490	-	565,703	1,083,583

End of period	$75,557	$102,897	$8,914	$5,490	$617,757	$565,703

CHANGES IN UNITS OUTSTANDING:
Units issued	33	3,278	300	1,359	9,375	14,391
Units redeemed	(1,874)	(843)	(37)	(854)	(10,482)	(77,223)

Net increase (decrease)	(1,841)	2,435	263	505	(1,106)	(62,832)

	(1) For the period March 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,650	$3,170	$45,383	$24,856	$20,859	$14,851
Net realized gain (loss) on investments	(638)	24,442	87,149	2,120	3,421	60,624
Change in net unrealized appreciation (depreciation) on investments	27,902	22,846	43,347	150,433	57,529	14,119

Increase (decrease) in net assets resulting from operations	33,914	50,458	175,879	177,409	81,809	89,594

CONTRACT TRANSACTIONS:
Proceeds from units sold	12	-	239,340	48,460	63,855	16,053
Transfers for contract benefits and terminations	(3,011)	(10,306)	(104,084)	(63,700)	(26,814)	(80,778)
Net transfers	51,799	25,406	1,182,365	240,916	(116,187)	278,850
Contract maintenance charges		(187)		(804)	(1,296)	(1,577)
Other, net	-	-	-	-	6,988	(7,058)

Increase (decrease) in net assets resulting from contract transactions	48,800	14,913	1,317,621	224,872	(73,453)	205,490

Total increase (decrease) in net assets	82,715	65,371	1,493,499	402,281	8,356	295,084

NET ASSETS:
Beginning of period	262,184	196,813	2,378,275	1,975,994	1,087,351	792,267

End of period	$344,899	$262,184	$3,871,774	$2,378,275	$1,095,707	$1,087,351

CHANGES IN UNITS OUTSTANDING:
Units issued	1,946	1,480	106,856	24,244	13,905	95,149
Units redeemed	(975)	(1,165)	(26,557)	(8,473)	(20,545)	(77,061)

Net increase (decrease)	970	315	80,299	15,771	(6,640)	18,088

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		GREAT-WEST CORE BOND FUND				GREAT-WEST EMERGING MARKETS EQUITY FUND				GREAT-WEST GLOBAL BOND FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	69,618	$	60,612	$	1,729	$	25	$	19,098	$	106,348
Net realized gain (loss) on investments		20,166		(82)		4,246		273		(84,636)		(365,159)
Change in net unrealized appreciation (depreciation) on investments		115,548		158,080		8,893		241		107,874		415,856

Increase (decrease) in net assets resulting from operations		205,332		218,610		14,868		539		42,337		157,045

CONTRACT TRANSACTIONS:
Proceeds from units sold		40,177		16,462		64,413		-		102,742		135,205
Transfers for contract benefits and terminations		(25,291)		(29,468)		(119)		(86)		(26,713)		(47,755)
Net transfers		15,080		(59,309)		14,508		115		(1,117,830)		(2,044,453)
Contract maintenance charges				(118)				(6)		(282)		(1,117)
Other, net		-		-		-		-		-		(275,838)

Increase (decrease) in net assets resulting from contract transactions		29,967		(72,433)		78,802		23		(1,042,082)		(2,233,958)

Total increase (decrease) in net assets		235,298		146,177		93,670		562		(999,745)		(2,076,913)

NET ASSETS:
Beginning of period		2,540,638		2,394,461		2,647		2,085		2,695,915		4,772,828

End of period	$	2,775,936	$	2,540,638	$	96,317	$	2,647	$	1,696,170	$	2,695,915

CHANGES IN UNITS OUTSTANDING:
Units issued		9,190		4,838		11,305		558		30,753		32,295
Units redeemed		(7,330)		(9,543)		(3,539)		(547)		(104,197)		(185,947)

Net increase (decrease)		1,860		(4,705)		7,766		11		(73,444)		(153,652)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL INDEX FUND
	2020	2019	2020	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,781	$215,933	$-	$46,604	$30
Net realized gain (loss) on investments			(0)	15,358	579
Change in net unrealized appreciation (depreciation) on investments	(0)		1,262	113,043	2,707

Increase (decrease) in net assets resulting from operations	39,781	215,933	1,262	175,005	3,316

CONTRACT TRANSACTIONS:
Proceeds from units sold	5,993,505	4,129,581	691,554	130,503	4,529
Transfers for contract benefits and terminations	(964,171)	(986,709)	(1)	(3,053)	(11,143)
Net transfers	4,305,835	2,162,463	(32,772)	2,963,092	(49,500)
Contract maintenance charges	(5,372)	(6,291)			(12)
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	9,329,797	5,299,044	658,782	3,090,542	(56,126)

Total increase (decrease) in net assets	9,369,577	5,514,977	660,044	3,265,546	(52,810)

NET ASSETS:
Beginning of period	14,207,150	8,692,173		1,354	54,164

End of period	$23,576,727	$14,207,150	$660,044	$3,266,900	$1,354

CHANGES IN UNITS OUTSTANDING:
Units issued	1,448,933	928,819	57,943	226,850	489
Units redeemed	(758,795)	(530,985)	(1)	(2,250)	(5,246)

Net increase (decrease)	690,138	397,834	57,941	224,600	(4,757)

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS
	2020	2019	2020	2019	2020	2019
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,481	$63,726	$3,681	$137	$24,248	$14,251
Net realized gain (loss) on investments	(66,457)	(122,553)	51,028	20,053	(17,312)	61,612
Change in net unrealized appreciation (depreciation) on investments	477,433	1,121,787	(8,068)	33,113	48,064	74,984

Increase (decrease) in net assets resulting from operations	457,457	1,062,960	46,640	53,303	55,000	150,847

CONTRACT TRANSACTIONS:
Proceeds from units sold	68,990	71,368	25,226	15,205	9,591	2,105
Transfers for contract benefits and terminations	(55,110)	(126,518)	(2,454)	(4,882)	(18,555)	(3,742)
Net transfers	(334,526)	(887,399)	90,910	(251,334)	(78,974)	2,287,235
Contract maintenance charges	(35)	(2,033)	(80)	(62)		(79)
Other, net	-	(33,287)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(320,681)	(977,869)	113,602	(241,073)	(87,939)	2,285,519

Total increase (decrease) in net assets	136,776	85,091	160,242	(187,770)	(32,939)	2,436,366

NET ASSETS:
Beginning of period	5,149,493	5,064,402	19,280	207,050	2,436,366	-

End of period	$5,286,269	$5,149,493	$179,522	$19,280	$2,403,427	$2,436,366

CHANGES IN UNITS OUTSTANDING:
Units issued	45,740	44,596	4,167	447	50,153	251,913
Units redeemed	(69,147)	(117,375)	(1,660)	(6,564)	(61,654)	(24,030)

Net increase (decrease)	(23,407)	(72,779)	2,507	(6,117)	(11,501)	227,883

	(1) For the period October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,765	$19,844	$11,670	$9,329	$78,029	$56,905
Net realized gain (loss) on investments	20,343	(3,199)	16,966	18,609	6,883	203,221
Change in net unrealized appreciation (depreciation) on investments	114,783	174,513	37,059	46,088	368,581	288,099

Increase (decrease) in net assets resulting from operations	160,890	191,158	65,695	74,026	453,493	548,225

CONTRACT TRANSACTIONS:
Proceeds from units sold	233,002	384,276	40,481	67,990	977,600	976,433
Transfers for contract benefits and terminations	(26,120)	(37,046)	(9,778)	(23,854)	(80,654)	(101,182)
Net transfers	(123,632)	(804,097)	88,159	(69,205)	(681,530)	493,575
Contract maintenance charges		(675)	(753)	(944)		(2,443)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	83,249	(457,542)	118,110	(26,013)	215,416	1,366,383

Total increase (decrease) in net assets	244,140	(266,384)	183,805	48,013	668,909	1,914,608

NET ASSETS:
Beginning of period	1,380,614	1,646,998	491,618	443,605	4,073,988	2,159,380

End of period	$1,624,754	$1,380,614	$675,423	$491,618	$4,742,897	$4,073,988

CHANGES IN UNITS OUTSTANDING:
Units issued	18,762	70,082	11,716	7,144	94,630	194,863
Units redeemed	(12,246)	(110,541)	(2,888)	(9,055)	(83,246)	(80,488)

Net increase (decrease)	6,515	(40,459)	8,828	(1,911)	11,384	114,375

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$42,618	$29,491	$26,962	$16,493	$22,547	$13,719
Net realized gain (loss) on investments	83,586	91,082	17,359	(59,443)	(6,191)	50,158
Change in net unrealized appreciation (depreciation) on investments	160,749	131,020	152,055	264,079	104,751	79,625

Increase (decrease) in net assets resulting from operations	286,953	251,593	196,375	221,129	121,106	143,502

CONTRACT TRANSACTIONS:
Proceeds from units sold	663,767	69,019	526,105	138,852	182,101	28,510
Transfers for contract benefits and terminations	(48,641)	(41,475)	(156,007)	(25,025)	(14,334)	(83,393)
Net transfers	(160,502)	149,034	(59,059)	(633,445)	364,017	102,809
Contract maintenance charges	(1,999)	(1,969)		(1,095)		(610)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	452,625	174,609	311,040	(520,713)	531,784	47,316

Total increase (decrease) in net assets	739,578	426,202	507,415	(299,584)	652,890	190,818

NET ASSETS:
Beginning of period	1,637,130	1,210,928	1,249,500	1,549,084	770,657	579,839

End of period	$2,376,708	$1,637,130	$1,756,915	$1,249,500	$1,423,547	$770,657

CHANGES IN UNITS OUTSTANDING:
Units issued	85,169	31,239	43,845	41,645	60,706	13,421
Units redeemed	(50,858)	(17,905)	(22,505)	(87,195)	(27,343)	(9,780)

Net increase (decrease)	34,311	13,334	21,340	(45,550)	33,363	3,641

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,849	$9,525	$7,116	$4,136	$5,520	$4,739
Net realized gain (loss) on investments	16,405	34,183	10,542	23,206	32,097	21,122
Change in net unrealized appreciation (depreciation) on investments	97,041	88,330	32,318	26,565	24,903	19,089

Increase (decrease) in net assets resulting from operations	130,294	132,038	49,976	53,907	62,520	44,950

CONTRACT TRANSACTIONS:
Proceeds from units sold	316,209	155,887	16,959	6,852	54,940	24,261
Transfers for contract benefits and terminations	(129,586)	(21,286)	(4,169)	(164,707)	(10,749)	(40,661)
Net transfers	179,656	(76,136)	139,364	89,140	(197,063)	283,378
Contract maintenance charges	(1,263)	(1,589)		(136)		(212)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	365,017	56,876	152,154	(68,851)	(152,873)	266,766

Total increase (decrease) in net assets	495,311	188,914	202,130	(14,944)	(90,353)	311,716

NET ASSETS:
Beginning of period	674,620	485,706	213,215	228,159	484,677	172,961

End of period	$1,169,931	$674,620	$415,345	$213,215	$394,324	$484,677

CHANGES IN UNITS OUTSTANDING:
Units issued	49,222	44,215	12,881	8,125	9,170	22,006
Units redeemed	(24,823)	(39,407)	(2,514)	(13,031)	(18,772)	(3,376)

Net increase (decrease)	24,399	4,808	10,367	(4,906)	(9,602)	18,630

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$681	$111	$4,448	$6,065	$1,487	$1,541
Net realized gain (loss) on investments	(4,658)	(5,731)	387	17,211	(5,173)	6,818
Change in net unrealized appreciation (depreciation) on investments	2,734	20,354	28,315	25,023	8,941	7,923

Increase (decrease) in net assets resulting from operations	(1,243)	14,734	33,150	48,299	5,255	16,282

CONTRACT TRANSACTIONS:
Proceeds from units sold	35,909	25,458	3,012	3,035	5,220	3,247
Transfers for contract benefits and terminations	(2,771)	(2,746)	(6,603)	(48,181)	(22,818)	(1,584)
Net transfers	(5,610)	(39,929)	(2,339)	24,998	(14,560)	14,410
Contract maintenance charges		(36)		(220)		(82)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	27,528	(17,253)	(5,929)	(20,368)	(32,157)	15,991

Total increase (decrease) in net assets	26,285	(2,519)	27,220	27,931	(26,901)	32,273

NET ASSETS:
Beginning of period	78,854	81,373	311,140	283,209	109,470	77,197

End of period	$105,139	$78,854	$338,360	$311,140	$82,569	$109,470

CHANGES IN UNITS OUTSTANDING:
Units issued	4,614	3,267	2,170	4,514	1,030	2,677
Units redeemed	(2,706)	(4,642)	(2,758)	(6,338)	(3,953)	(1,316)

Net increase (decrease)	1,908	(1,375)	(588)	(1,824)	(2,923)	1,361

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND			GREAT-WEST MULTI- SECTOR BOND FUND				GREAT-WEST REAL ESTATE INDEX FUND
		2020	2019		2020		2019		2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	12,911	$2,214	$	10,992	$	10,602	$	3,246	$2,297
Net realized gain (loss) on investments		2,674	5,577		10,042		10,535		(32,084)	11,269
Change in net unrealized appreciation (depreciation) on investments		49,343	6,457		(2,849)		43,427		(14,934)	29,951

Increase (decrease) in net assets resulting from operations		64,929	14,248		18,185		64,564		(43,772)	43,517

CONTRACT TRANSACTIONS:
Proceeds from units sold		1,272,873	4,142		10,518		51,998		148,559	64,092
Transfers for contract benefits and terminations		(57,154)	(2,070)		(9,233)		(11,813)		(5,329)	(21,984)
Net transfers		(10,535)	29,612		(181,697)		56,656		(67,445)	(10,892)
Contract maintenance charges		(2,103)	(70)		(108)		(308)			(106)
Other, net		-	-		-		(102,406)		-	-

Increase (decrease) in net assets resulting from contract transactions		1,203,082	31,614		(180,520)		(5,873)		75,785	31,110

Total increase (decrease) in net assets		1,268,010	45,862		(162,335)		58,691		32,013	74,627

NET ASSETS:
Beginning of period		133,214	87,352		565,572		506,881		269,361	194,734

End of period	$	1,401,224	$133,214	$	403,237	$	565,572	$	301,374	$269,361

CHANGES IN UNITS OUTSTANDING:
Units issued		165,178	3,941		3,583		3,209		16,300	8,179
Units redeemed		(66,119)	(1,068)		(8,197)		(3,228)		(11,626)	(6,153)

Net increase (decrease)		99,059	2,873		(4,614)		(19)		4,674	2,026

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SHORT DURATION BOND FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$52,112	$5,349	$2,899	$158	$136,776	$166,840
Net realized gain (loss) on investments	67,325	79,708	36,205	2,641	55,785	8,303
Change in net unrealized appreciation (depreciation) on investments	358,590	267,556	37,589	990	136,896	246,673

Increase (decrease) in net assets resulting from operations	478,027	352,613	76,694	3,789	329,456	421,816

CONTRACT TRANSACTIONS:
Proceeds from units sold	275,617	168,557	115,735	7,710	108,245	82,625
Transfers for contract benefits and terminations	(60,483)	(277,963)	(4,014)	(138)	(210,829)	(165,913)
Net transfers	5,430,308	(9,160)	240,501	14,694	(1,211,527)	246,765
Contract maintenance charges		(865)		(30)	(286)	(1,891)
Other, net	-	-	-	-	-	(286,165)

Increase (decrease) in net assets resulting from contract transactions	5,645,442	(119,431)	352,223	22,236	(1,314,397)	(124,579)

Total increase (decrease) in net assets	6,123,469	233,182	428,916	26,025	(984,941)	297,237

NET ASSETS:
Beginning of period	1,620,855	1,387,673	40,103	14,078	7,942,471	7,645,234

End of period	$7,744,324	$1,620,855	$469,019	$40,103	$6,957,530	$7,942,471

CHANGES IN UNITS OUTSTANDING:
Units issued	346,723	26,802	33,157	2,559	18,681	27,648
Units redeemed	(77,049)	(33,020)	(10,199)	(1,243)	(105,708)	(35,428)

Net increase (decrease)	269,674	(6,218)	22,958	1,316	(87,027)	(7,780)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
	2020	2019	2020	2019	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(0)	$5	$26	$360	$17,586
Net realized gain (loss) on investments	(2,337)	2,961	159,671	459,466	215,912
Change in net unrealized appreciation (depreciation) on investments	87,234	185,440	253,316	544,169	77,207

Increase (decrease) in net assets resulting from operations	84,897	188,406	413,013	1,003,995	310,705

CONTRACT TRANSACTIONS:
Proceeds from units sold	15,514	21,410	104,568	101,991	11,232
Transfers for contract benefits and terminations	(8,737)	(11,466)	(91,994)	(782,859)	(19,022)
Net transfers	(40,219)	26,418	(991,369)	(637,112)	(1,927,128)
Contract maintenance charges		(256)		(1,573)	(386)
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(33,442)	36,106	(978,795)	(1,319,553)	(1,935,304)

Total increase (decrease) in net assets	51,454	224,512	(565,782)	(315,558)	(1,624,599)

NET ASSETS:
Beginning of period	980,305	755,793	3,447,416	3,762,974	1,624,599

End of period	$1,031,759	$980,305	$2,881,634	$3,447,416	$-

CHANGES IN UNITS OUTSTANDING:					.
Units issued	6,309	2,108	11,500	13,754	10,422
Units redeemed	(5,864)	(1,238)	(31,709)	(40,552)	(71,172)

Net increase (decrease)	445	870	(20,209)	(26,798)	(60,750)

	(1) For the period January 1, 2019 to October 28, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. CORE EQUITY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,600	$49,314	$2,995	$2,140	$309	$199
Net realized gain (loss) on investments	6,996	(4,174)	6,620	(43,563)	4,899	2,249
Change in net unrealized appreciation (depreciation) on investments	154,398	141,489	69,224	213,464	(1,117)	2,905

Increase (decrease) in net assets resulting from operations	189,995	186,629	78,840	172,041	4,091	5,353

CONTRACT TRANSACTIONS:
Proceeds from units sold	578,251	18	30,469	40,911	-	-
Transfers for contract benefits and terminations	(32,682)	(41,410)	(7,961)	(624,851)	(339)	(442)
Net transfers	(67,958)	171,195	(226,054)	(30,134)	(852)	(2,241)
Contract maintenance charges		(762)		(403)		(8)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	477,610	129,041	(203,546)	(614,477)	(1,191)	(2,691)

Total increase (decrease) in net assets	667,605	315,670	(124,707)	(442,436)	2,900	2,662

NET ASSETS:
Beginning of period	3,279,475	2,963,805	470,612	913,048	22,050	19,388

End of period	$3,947,080	$3,279,475	$345,905	$470,612	$24,950	$22,050

CHANGES IN UNITS OUTSTANDING:
Units issued	26,797	12,980	9,560	10,950	145	2
Units redeemed	(7,700)	(7,268)	(22,304)	(58,805)	(150)	(109)

Net increase (decrease)	19,096	5,712	(12,744)	(47,855)	(5)	(107)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$62,070	$51,335	$202	$24	$81,891	$56,572
Net realized gain (loss) on investments	33,405	45,367	2,593	3,054	83,820	280,885
Change in net unrealized appreciation (depreciation) on investments	(211,828)	181,368	6,344	16,074	282,282	522,499

Increase (decrease) in net assets resulting from operations	(116,353)	278,070	9,139	19,152	447,993	859,956

CONTRACT TRANSACTIONS:
Proceeds from units sold	78,153	2,063	-	-	26,335	27,838
Transfers for contract benefits and terminations	(9,317)	(23,959)	(678)	(4,668)	(33,410)	(80,766)
Net transfers	240,636	(501,696)	(1,352)	(31,850)	(317,059)	(95,843)
Contract maintenance charges		(326)	(53)	(80)	(23)	(1,133)
Other, net	1,270	(1,371)	-	-	-	(21,660)

Increase (decrease) in net assets resulting from contract transactions	310,742	(525,289)	(2,083)	(36,598)	(324,157)	(171,564)

Total increase (decrease) in net assets	194,388	(247,219)	7,055	(17,446)	123,836	688,392

NET ASSETS:
Beginning of period	1,223,825	1,471,044	63,659	81,105	3,788,850	3,100,458

End of period	$1,418,213	$1,223,825	$70,714	$63,659	$3,912,686	$3,788,850

CHANGES IN UNITS OUTSTANDING:
Units issued	9,532	1,595	138	97	19,034	15,589
Units redeemed	(868)	(14,484)	(184)	(1,173)	(37,228)	(25,666)

Net increase (decrease)	8,664	(12,889)	(46)	(1,076)	(18,194)	(10,077)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND			JANUS HENDERSON VIT BALANCED PORTFOLIO
	2020	2019	2020		2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,585	$1,144	$0	$		$63,154	$52,949
Net realized gain (loss) on investments	61,906	24,800	13,989		34,636	70,881	203,778
Change in net unrealized appreciation (depreciation) on investments	(20,425)	23,477	24,515		3,669	190,957	270,574

Increase (decrease) in net assets resulting from operations	44,066	49,421	38,504		38,305	324,992	527,301

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-		-	142,010	365,901
Transfers for contract benefits and terminations	(2,686)	(2,141)	(1,159)		(8,049)	(74,533)	(842,819)
Net transfers	106,491	4,024	(1,991)		(66,019)	333,518	451,466
Contract maintenance charges		(129)			(130)		(1,618)
Other, net	-	-	-		-	2,537	(3,106)

Increase (decrease) in net assets resulting from contract transactions	103,805	1,754	(3,149)		(74,198)	403,533	(30,176)

Total increase (decrease) in net assets	147,871	51,175	35,355		(35,893)	728,525	497,125

NET ASSETS:
Beginning of period	247,356	196,181	93,567		129,460	2,697,549	2,200,424

End of period	$395,227	$247,356	$128,922		$93,567	$3,426,074	$2,697,549

CHANGES IN UNITS OUTSTANDING:
Units issued	5,735	563	309		167	28,754	29,670
Units redeemed	(1,682)	(506)	(468)		(2,629)	(20,851)	(29,668)

Net increase (decrease)	4,054	57	(159)		(2,462)	7,902	2

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO		JANUS HENDERSON VIT FORTY PORTFOLIO
		2020	2019	2020	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	645	$483	$69,087	$72,438	$21,507	$4,164
Net realized gain (loss) on investments		26,453	129	80,698	64,587	466,951	160,363
Change in net unrealized appreciation (depreciation) on investments		71,828	40,549	111,215	53,752	520,024	603,413

Increase (decrease) in net assets resulting from operations		98,926	41,161	261,000	190,777	1,008,482	767,940

CONTRACT TRANSACTIONS:
Proceeds from units sold		70,357	29,592	162	8,999	80,817	78,082
Transfers for contract benefits and terminations		(10,400)	(5,207)	(41,890)	(51,335)	(35,854)	(91,647)
Net transfers		6,587	545,102	687,423	1,152	(831,016)	(468,424)
Contract maintenance charges			(125)	(107)	(934)		(1,854)
Other, net		-	-	-	(100,111)	-	-

Increase (decrease) in net assets resulting from contract transactions		66,543	569,362	645,589	(142,229)	(786,053)	(483,843)

Total increase (decrease) in net assets		165,469	610,523	906,590	48,548	222,429	284,097

NET ASSETS:
Beginning of period		610,523	-	1,853,468	1,804,920	2,540,872	2,256,775

End of period	$	775,992	$610,523	$2,760,058	$1,853,468	$2,763,301	$2,540,872

CHANGES IN UNITS OUTSTANDING:
Units issued		21,030	39,259	64,983	51,740	7,849	18,778
Units redeemed		(18,555)	(481)	(42,643)	(56,044)	(16,793)	(27,658)

Net increase (decrease)		2,475	38,778	22,340	(4,304)	(8,945)	(8,880)

		(1) For the period June 5, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO		JANUS HENDERSON VIT OVERSEAS PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,624	$7,948	$64	$5,840	$788	$1,057
Net realized gain (loss) on investments	175,787	127,563	385,036	159,955	(65)	(92)
Change in net unrealized appreciation (depreciation) on investments	(45,828)	71,321	451,940	311,658	9,052	12,246

Increase (decrease) in net assets resulting from operations	134,582	206,832	837,040	477,453	9,775	13,211

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	235,341	304,584	-	-
Transfers for contract benefits and terminations	(8,961)	(20,342)	(37,910)	(70,040)	(712)	(979)
Net transfers	(540,503)	(209,631)	(451,108)	131,147	(235)	-
Contract maintenance charges		(321)		(782)		(4)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(549,465)	(230,294)	(253,677)	364,909	(947)	(983)

Total increase (decrease) in net assets	(414,882)	(23,462)	583,362	842,362	8,828	12,228

NET ASSETS:
Beginning of period	733,844	757,306	1,764,124	921,762	61,586	49,358

End of period	$318,962	$733,844	$2,347,486	$1,764,124	$70,414	$61,586

CHANGES IN UNITS OUTSTANDING:
Units issued	6,479	7,707	8,053	11,449	4	5
Units redeemed	(34,544)	(22,298)	(11,515)	(4,477)	(37)	(40)

Net increase (decrease)	(28,065)	(14,591)	(3,462)	6,972	(33)	(35)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO			LORD ABBETT SERIES TOTAL RETURN PORTFOLIO		MFS VIT GROWTH SERIES
	2020		2019	2020	2019	2020	2019
					(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(0)	$		$484	$181	$-	$1,669
Net realized gain (loss) on investments	22,057		12,687	538	155	1,277
Change in net unrealized appreciation (depreciation) on investments	72,001		15,193	25	28	2,456	230

Increase (decrease) in net assets resulting from operations	94,058		27,880	1,046	364	3,733	1,899

CONTRACT TRANSACTIONS:
Proceeds from units sold	-		-	1,061	-	12	-
Transfers for contract benefits and terminations	(1,857)		(1,836)	(426)	(168)	(375)	(253)
Net transfers	(1,417)		24,458	12,444	6,725	5,781	7,053
Contract maintenance charges			(38)	(20)	(12)	(20)	(18)
Other, net	-		-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(3,274)		22,584	13,059	6,545	5,398	6,782

Total increase (decrease) in net assets	90,784		50,464	14,105	6,909	9,131	8,681

NET ASSETS:
Beginning of period	130,985		80,521	6,909	-	8,681

End of period	$221,769		$130,985	$21,014	$6,909	$17,812	$8,681

CHANGES IN UNITS OUTSTANDING:
Units issued	442		1,770	1,502	1,871	476	1,697
Units redeemed	(605)		(147)	(350)	(1,241)	(115)	(1,048)

Net increase (decrease)	(163)		1,623	1,152	630	361	649

	(1) For the period March 13, 2019 to December 31, 2019.
	(2) For the period January 17, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MFS VIT III GLOBAL REAL ESTATE PORTFOLIO
	2020	2020	2019	2020
	(1)		(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$113	$38	$-
Net realized gain (loss) on investments	5,862	989	897	1,010
Change in net unrealized appreciation (depreciation) on investments	27,706	883	(337)	2,720

Increase (decrease) in net assets resulting from operations	33,567	1,985	598	3,730

CONTRACT TRANSACTIONS:
Proceeds from units sold	262,737	274	12	25,582
Transfers for contract benefits and terminations	(1)	(236)	(157)	(1)
Net transfers	174,013	7,587	5,943	5,983
Contract maintenance charges		(12)	(11)
Other, net	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	436,750	7,613	5,787	31,564

Total increase (decrease) in net assets	470,317	9,598	6,385	35,294

NET ASSETS:
Beginning of period		6,385	-

End of period	$470,317	$15,983	$6,385	$35,294

CHANGES IN UNITS OUTSTANDING:
Units issued	46,597	789	1,166	3,820
Units redeemed	(8,912)	(94)	(686)	(1,210)

Net increase (decrease)	37,685	695	480	2,610

	(1) For the period of September 21, 2020 to December 31, 2020.
	(2) For the period March 13, 2019 to December 31, 2019.
	(3) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT MID CAP GROWTH SERIES		MFS VIT RESEARCH SERIES
	2020	2019	2020	2019	2020	2019
			(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66	$31	$-	$-	$433	$390
Net realized gain (loss) on investments	192	699	933	228	2,503	9,951
Change in net unrealized appreciation (depreciation) on investments	477	(34)	39,275	(107)	6,452	108

Increase (decrease) in net assets resulting from operations	735	696	40,208	121	9,389	10,449

CONTRACT TRANSACTIONS:
Proceeds from units sold	12	-	248,153	-	12	-
Transfers for contract benefits and terminations	(108)	(72)	(42)	-	(1,727)	(1,585)
Net transfers	2,365	(446)	193,898	(2,441)	1,936	45,292
Contract maintenance charges		(5)		-	(94)	(111)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	2,269	(523)	442,009	(2,441)	127	43,596

Total increase (decrease) in net assets	3,004	173	482,217	(2,320)	9,516	54,045

NET ASSETS:
Beginning of period	2,629	2,456		2,320	54,045	-

End of period	$5,633	$2,629	$482,217	$-	$63,561	$54,045

CHANGES IN UNITS OUTSTANDING:
Units issued	277	538	25,652		401	8,798
Units redeemed	(58)	(585)	(3,840)	(199)	(373)	(5,552)

Net increase (decrease)	219	(47)	21,812	(199)	28	3,246

	(1) For the period of April 21, 2020 to December 31, 2020.
	(2) For the period January 1, 2019 to January 17, 2019.
	(3) For the period March 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT TOTAL RETURN BOND SERIES		MFS VIT VALUE SERIES		NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$145,934	$140,342	$7,379	$10,212	$(0)	$
Net realized gain (loss) on investments	(1,764)	(7,856)	18,565	25,029	2,414		1,211
Change in net unrealized appreciation (depreciation) on investments	188,308	186,609	(11,585)	73,394	4,018		2,798

Increase (decrease) in net assets resulting from operations	332,479	319,095	14,358	108,635	6,432		4,009

CONTRACT TRANSACTIONS:
Proceeds from units sold	12,008	9,212	28,046	39,490	-		-
Transfers for contract benefits and terminations	(50,944)	(186,343)	(6,744)	(108,871)	(232)		(288)
Net transfers	(173,133)	3,178,917	48,932	40,796	(4,543)		(2,064)
Contract maintenance charges		(971)		(306)			(5)
Other, net	-	-	-	-	-		-

Increase (decrease) in net assets resulting from contract transactions	(212,069)	3,000,815	70,234	(28,891)	(4,775)		(2,357)

Total increase (decrease) in net assets	120,410	3,319,910	84,592	79,744	1,656		1,652

NET ASSETS:
Beginning of period	4,227,758	907,848	435,877	356,133	14,640		12,988

End of period	$4,348,168	$4,227,758	$520,469	$435,877	$16,296		$14,640

CHANGES IN UNITS OUTSTANDING:
Units issued	25,916	315,066	7,169	10,448	90		1
Units redeemed	(45,535)	(26,014)	(2,768)	(12,178)	(190)		(88)

Net increase (decrease)	(19,619)	289,052	4,401	(1,730)	(100)		(87)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
	2020	2019	2020	2019	2020	2019
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$742	$455	$797	$749	$137	$94
Net realized gain (loss) on investments	(865)	(33,231)	4,866	10,230	5	27
Change in net unrealized appreciation (depreciation) on investments	9,864	134,311	20,663	17,077	81	61

Increase (decrease) in net assets resulting from operations	9,741	101,535	26,326	28,056	223	182

CONTRACT TRANSACTIONS:
Proceeds from units sold	12	-	12	-	329,804	-
Transfers for contract benefits and terminations	(424)	(73,922)	(1,829)	(5,920)	(137)	(130)
Net transfers	126,086	(667,392)	(202)	(1,233)	(17,667)	5,291
Contract maintenance charges		(62)		(126)		(9)
Other, net	7,623	(9,195)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	133,297	(750,571)	(2,019)	(7,279)	312,001	5,152

Total increase (decrease) in net assets	143,038	(649,036)	24,307	20,777	312,224	5,334

NET ASSETS:
Beginning of period	64,708	713,744	125,397	104,620	5,334	-

End of period	$207,746	$64,708	$149,704	$125,397	$317,558	$5,334

CHANGES IN UNITS OUTSTANDING:
Units issued	5,866	5,180	500	1,766	26,876	1,474
Units redeemed	(108)	(34,953)	(505)	(2,024)	(351)	(974)

Net increase (decrease)	5,758	(29,773)	(5)	(258)	26,525	500

	(1) For the period March 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,366	$11,061	$98,340	$206,181	$5,766	$6,804
Net realized gain (loss) on investments	(34)	1,330	(5,147)	(16,492)	4,733	(3,595)
Change in net unrealized appreciation (depreciation) on investments	3,727	16,486	147,464	100,737	32,865	30,780

Increase (decrease) in net assets resulting from operations	16,059	28,877	240,657	290,426	43,364	33,989

CONTRACT TRANSACTIONS:
Proceeds from units sold	68,293	35,098	30,808	-	35,891	865
Transfers for contract benefits and terminations	(5,528)	(6,188)	(85,791)	(250,635)	(4,029)	(62,828)
Net transfers	15,547	(19,362)	73,579	1,876,969	5,425	(63,747)
Contract maintenance charges		(134)		(3,021)		(152)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	78,311	9,414	18,595	1,623,313	37,287	(125,862)

Total increase (decrease) in net assets	94,370	38,291	259,253	1,913,739	80,651	(91,873)

NET ASSETS:
Beginning of period	218,781	180,490	8,036,637	6,122,898	418,355	510,228

End of period	$313,151	$218,781	$8,295,890	$8,036,637	$499,006	$418,355

CHANGES IN UNITS OUTSTANDING:
Units issued	3,205	2,047	17,943	124,793	7,885	3,708
Units redeemed	(328)	(1,611)	(16,780)	(19,173)	(6,370)	(10,918)

Net increase (decrease)	2,877	436	1,163	105,620	1,516	(7,210)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER REAL ESTATE SHARES VCT PORTFOLIO		PUTNAM VT INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$93,330	$120,776	$1,203	$1,575	$-
Net realized gain (loss) on investments	46,381	(14,051)	10,255	15,861	(3,873)
Change in net unrealized appreciation (depreciation) on investments	211,006	210,626	(19,233)	(1,839)	11,607

Increase (decrease) in net assets resulting from operations	350,717	317,351	(7,775)	15,597	7,734

CONTRACT TRANSACTIONS:
Proceeds from units sold	264,980	60,944	18,051	14,039	-
Transfers for contract benefits and terminations	(54,454)	(269,198)	(2,027)	(1,993)	(576)
Net transfers	30,662	557,013	(3,922)	(5,984)	(51,941)
Contract maintenance charges		(820)		(44)	(13)
Other, net	8,259	(7,846)	-	-	-

Increase (decrease) in net assets resulting from contract transactions	249,447	340,093	12,102	6,018	(52,530)

Total increase (decrease) in net assets	600,164	657,444	4,327	21,615	(44,796)

NET ASSETS:
Beginning of period	4,202,413	3,544,969	70,823	49,208	44,796

End of period	$4,802,577	$4,202,413	$75,150	$70,823	$-

CHANGES IN UNITS OUTSTANDING:
Units issued	24,547	31,594	1,781	2,283	4
Units redeemed	(14,257)	(14,534)	(974)	(1,674)	(2,269)

Net increase (decrease)	10,290	17,060	806	609	(2,265)

	(1) For the period of January 1, 2019 to November 5, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND
	2020	2019	2020	2019	2020	2019
				(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,154	$7,598	$107	$-	$124	$-
Net realized gain (loss) on investments	36,310	38,818	142	171	1,278	593
Change in net unrealized appreciation (depreciation) on investments	25,440	65,168	1,322	313	1,608	3,131

Increase (decrease) in net assets resulting from operations	71,904	111,584	1,571	484	3,010	3,724

CONTRACT TRANSACTIONS:
Proceeds from units sold	125,231	102,521	12	-	12	19,001
Transfers for contract benefits and terminations	(9,958)	(48,556)	(247)	(142)	(709)	(1,164)
Net transfers	158,635	27,549	7,403	4,808	(6,704)	11,367
Contract maintenance charges		(247)	(14)	(10)	(40)	(49)
Other, net	3,805	(4,985)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	277,713	76,282	7,155	4,656	(7,441)	29,155

Total increase (decrease) in net assets	349,618	187,866	8,726	5,140	(4,431)	32,879

NET ASSETS:
Beginning of period	528,886	341,020	5,140	-	32,879	-

End of period	$878,504	$528,886	$13,866	$5,140	$28,448	$32,879

CHANGES IN UNITS OUTSTANDING:
Units issued	9,796	3,918	616	1,042	457	4,192
Units redeemed	(2,829)	(1,986)	(66)	(648)	(989)	(1,725)

Net increase (decrease)	6,967	1,932	550	394	(532)	2,467

	(1) For the period April 8, 2019 to December 31, 2019.
	(2) For the period March 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT GROWTH OPPORTUNITIES FUND			PUTNAM VT HIGH YIELD FUND		PUTNAM VT INCOME FUND
	2020		2019	2020	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$170	$		$35,355	$11,061	$39,969	$19,807
Net realized gain (loss) on investments	3,352		145	(2,408)	1,330	21,756	5,206
Change in net unrealized appreciation (depreciation) on investments	66,379		507	(1,605)	16,486	(34,984)	36,995

Increase (decrease) in net assets resulting from operations	69,901		652	31,342	28,877	26,741	62,008

CONTRACT TRANSACTIONS:
Proceeds from units sold	60,527		3,553	5,960	35,098	232,880	229,331
Transfers for contract benefits and terminations	(4,028)		(307)	(5,233)	(6,188)	(16,728)	(19,020)
Net transfers	1,533,603		2,238	25,213	(19,362)	(872,257)	230,626
Contract maintenance charges	(126)		(54)		(134)		(86)
Other, net	-		-	3,811	-	-	-

Increase (decrease) in net assets resulting from contract transactions	1,589,976		5,430	29,750	9,414	(656,104)	440,851

Total increase (decrease) in net assets	1,659,877		6,082	61,092	38,291	(629,364)	502,859

NET ASSETS:
Beginning of period	6,082		-	218,781	180,490	637,949	135,090

End of period	$1,665,959		$6,082	$279,873	$218,781	$8,585	$637,949

CHANGES IN UNITS OUTSTANDING:
Units issued	65,407		483	2,776	2,047	39,387	47,871
Units redeemed	(3,545)		(167)	(1,740)	(1,611)	(92,319)	(6,959)

Net increase (decrease)	61,862		316	1,036	436	(52,932)	40,912

	(1) For the period June 5, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT SMALL CAP VALUE FUND		PUTNAM VT SUSTAINABLE FUTURE FUND
	2020	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$37	$26	$546	$868
Net realized gain (loss) on investments	159	(92)	(33,381)	12,259	23,233
Change in net unrealized appreciation (depreciation) on investments	2,865	320	42,499	68,145	3,659

Increase (decrease) in net assets resulting from operations	3,024	265	9,144	80,950	27,760

CONTRACT TRANSACTIONS:
Proceeds from units sold	379	12	-	34,650	23,448
Transfers for contract benefits and terminations	(33)	(31)	(22,076)	(1,969)	(2,134)
Net transfers	244,021	1,510	(63,704)	(13,599)	2,810
Contract maintenance charges			(7)		(36)
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	244,366	1,492	(85,787)	19,082	24,088

Total increase (decrease) in net assets	247,390	1,757	(76,643)	100,032	51,848

NET ASSETS:
Beginning of period		1,792	78,435	139,795	87,947

End of period	$247,390	$3,549	$1,792	$239,827	$139,795

CHANGES IN UNITS OUTSTANDING:
Units issued	18,844	168	140	1,143	810
Units redeemed	(114)	(43)	(7,548)	(760)	(241)

Net increase (decrease)	18,731	125	(7,408)	383	569

	(1) For the period of April 16, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II		VAN ECK VIP EMERGING MARKETS FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$543	$652	$-	$-	$1,269	$238
Net realized gain (loss) on investments	(32,621)	(132,075)	377,870	168,416	1,999	1,261
Change in net unrealized appreciation (depreciation) on investments	(5,446)	272,278	(13,258)	317,302	8,322	12,579

Increase (decrease) in net assets resulting from operations	(37,525)	140,855	364,613	485,718	11,590	14,078

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	332,771	41,731	2,500	2,500
Transfers for contract benefits and terminations	(1,352)	(5,512)	(45,222)	(32,925)	(850)	(1,054)
Net transfers	(49,386)	(950,696)	(534,863)	52,291	(240)	-
Contract maintenance charges	(29)	(91)		(563)		(7)
Other, net	-	(29,880)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(50,768)	(986,179)	(247,313)	60,534	1,410	1,439

Total increase (decrease) in net assets	(88,293)	(845,324)	117,300	546,252	12,999	15,517

NET ASSETS:
Beginning of period	162,366	1,007,690	2,132,838	1,586,586	61,104	45,587

End of period	$74,073	$162,366	$2,250,138	$2,132,838	$74,103	$61,104

CHANGES IN UNITS OUTSTANDING:
Units issued	10	42	57,523	25,706	64	55
Units redeemed	(3,846)	(48,023)	(81,708)	(21,592)	(25)	(25)

Net increase (decrease)	(3,836)	(47,981)	(24,185)	4,114	40	30

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND		VICTORY RS SMALL CAP GROWTH EQUITY VIP
	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,573	$-	$-	$-
Net realized gain (loss) on investments	(59,850)	(7,843)	2,086	4,955
Change in net unrealized appreciation (depreciation) on investments	300,382	105,758	2,166	(1,822)

Increase (decrease) in net assets resulting from operations	250,105	97,915	4,252	3,133

CONTRACT TRANSACTIONS:
Proceeds from units sold	7,132	13,020	12	-
Transfers for contract benefits and terminations	(8,437)	(10,485)	(356)	(358)
Net transfers	(86,140)	132,763	(401)
Contract maintenance charges		(229)	(19)	(25)
Other, net	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(87,445)	135,069	(763)	(383)

Total increase (decrease) in net assets	162,660	232,984	3,488	2,750

NET ASSETS:
Beginning of period	1,012,482	779,498	9,009	6,259

End of period	$1,175,142	$1,012,482	$12,497	$9,009

CHANGES IN UNITS OUTSTANDING:
Units issued	4,543	3,813	131	1,776
Units redeemed	(5,120)	(686)	(170)	(1,596)

Net increase (decrease)	(577)	3,127	(39)	180

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The COLI VUL-2 Series Account (the Series Account), a variable life separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for variable life insurance policies. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amount reported as Other, Net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts less the loan origination fee, and loan repayments to participant accounts.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
Alger Small Cap Growth Portfolio	$108,714	$222,396
American Century Investments VP Capital Appreciation Fund	39,799	5,986
American Century Investments VP Inflation Protection Fund	3,040,521	521,583
American Century Investments VP International Fund	10,216	19,222
American Century Investments VP Mid Cap Value Fund	1,500,310	25,670
American Century Investments VP Ultra Fund	12	13
American Century Investments VP Value Fund	760,531	600,875
American Funds IS Global Small Capitalization Fund	33,216	44,318
American Funds IS Growth and Income Fund	305	8
American Funds IS Growth Fund	849,359	1,290,393
American Funds IS International Fund	695,021	129,653
American Funds IS New World Fund	418,567	266,912
Blackrock Global Allocation VI Fund	151,945	722
Blackrock High Yield VII	29,663	12
BNY Mellon Stock Index Fund, Inc.	7,981,067	15,935,607
BNY Mellon VIF International Equity Portfolio	2,896	27,670
Clearbridge Variable Mid Cap Portfolio	67,367	48,213
Clearbridge Variable Small Cap Growth Portfolio	410,644	219,130
Columbia Variable Portfolio - Small Cap Value Fund	85,657	37,030
Davis Financial Portfolio	8,311	24,116
Davis Value Portfolio	0	1,958
Delaware VIP International Series	429,278	249,323
Delaware VIP International Value Equity Series	285,415	336,749
Delaware VIP Small Cap Value Series	313,137	88,623
DWS CROCI® U.S. VIP	25,994	109,053
DWS High Income VIP	60,919	17,626
DWS Small Cap Index VIP	2,300,352	1,276,648
DWS Small Mid Cap Value VIP	522,636	867,256
Eaton Vance VT Floating Rate Income	74,137	11
Federated Kaufmann Fund II	61,235	52,422
Fidelity VIP Contrafund Portfolio	317,912	116,535
Fidelity VIP Emerging Markets Portfolio	103,788	12
Fidelity VIP Growth Portfolio	256,897	1,651,746
Fidelity VIP Investment Grade Bond Portfolio	67,054	71,608
Fidelity VIP Mid Cap Portfolio	70,933	379,768
Goldman Sachs VIT Mid Cap Value Fund	321	33,668
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	3,234	391
Great-West Aggressive Profile Fund	129,300	119,854
Great-West Ariel Mid Cap Value Fund	104,638	47,177
Great-West Bond Index Fund	1,752,790	414,945

Investment Division	Purchases	Sales
Great-West Conservative Profile Fund	173,608	226,758
Great-West Core Bond Fund	196,439	113,440
Great-West Emerging Markets Equity Fund	120,183	41,382
Great-West Global Bond Fund	456,403	1,479,386
Great-West Government Money Market Fund	19,163,461	9,793,953
Great-West Inflation Protected Securities Investor	658,794	12
Great-West International Index Fund	3,115,798	24,986
Great-West International Value Fund	579,194	866,671
Great-West Large Cap Growth Fund	205,943	85,968
Great-West Large Cap Value Fund Investor II Class	468,226	527,642
Great-West Lifetime 2015 Fund	267,373	149,314
Great-West Lifetime 2020 Fund	166,764	33,001
Great-West Lifetime 2025 Fund	1,324,785	991,340
Great-West Lifetime 2030 Fund	1,192,150	672,023
Great-West Lifetime 2035 Fund	627,941	269,313
Great-West Lifetime 2040 Fund	910,365	348,860
Great-West Lifetime 2045 Fund	695,034	299,415
Great-West Lifetime 2050 Fund	194,335	28,706
Great-West Lifetime 2055 Fund	119,609	255,932
Great-West Mid Cap Value Fund	57,594	29,824
Great-West Moderate Profile Fund	34,808	30,876
Great-West Moderately Aggressive Profile Fund	14,601	44,503
Great-West Moderately Conservative Profile Fund	1,964,409	735,600
Great-West Multi-Sector Bond Fund	162,476	337,252
Great-West Real Estate Index Fund	209,089	131,028
Great-West S&P Mid Cap 400® Index Fund	6,892,448	1,229,139
Great-West S&P Small Cap 600® Index Fund	506,043	151,922
Great-West Short Duration Bond Fund	342,812	1,564,932
Great-West Small Cap Growth	12	13
Great-West Small Cap Value Fund	192,095	222,887
Great-West T. Rowe Price Mid Cap Growth Fund	602,667	1,574,284
Great-West U.S. Government Securities Fund	688,198	181,974
Invesco Oppenheimer V.I. Main Street Small Cap Fund	113,162	316,709
Invesco V.I. Core Equity Fund	2,885	4,077
Invesco V.I. Global Real Estate Fund	341,498	30,757
Invesco V.I. Health Care Fund	5,091	7,209
Invesco V.I. International Growth Fund	326,695	650,853
Invesco V.I. Mid Cap Core Equity Fund	146,080	42,276
Invesco V.I. Technology Fund	12,930	16,140
Janus Henderson VIT Balanced Portfolio	1,180,468	719,107
Janus Henderson VIT Enterprise Portfolio	364,583	257,120

Investment Division	Purchases	Sales
Janus Henderson VIT Flexible Bond Portfolio	1,943,203	1,260,323
Janus Henderson VIT Forty Portfolio	717,537	1,279,564
Janus Henderson VIT Global Research Portfolio	132,906	637,974
Janus Henderson VIT Global Technology Portfolio	778,336	847,548
Janus Henderson VIT Overseas Portfolio	377	947
Lord Abbett Series Developing Growth Portfolio	6,272	9,545
Lord Abbett Series Total Return Portfolio	16,937	3,878
MFS VIT Growth Series	8,333	1,862
MFS VIT II International Growth Portfolio	545,231	108,481
MFS VIT III Blended Research Small Cap Equity Portfolio	9,829	1,074
MFS VIT III Global Real Estate Portfolio	47,660	16,096
MFS VIT III Mid Cap Value Portfolio	3,226	666
MFS VIT Mid Cap Growth Series	519,452	77,328
MFS VIT Research Series	9,391	6,441
MFS VIT Total Return Bond Series	433,634	499,768
MFS VIT Value Series	131,083	32,791
Neuberger Berman AMT Mid Cap Growth Portfolio	1,955	6,731
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	135,400	2,103
Neuberger Berman AMT Sustainable Equity Portfolio	16,012	18,032
Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	315,877	3,773
Pimco VIT High Yield Portfolio	92,964	5,545
Pimco VIT Low Duration Portfolio	351,682	248,843
Pimco VIT Real Return Portfolio	161,120	119,914
Pimco VIT Total Return Portfolio	671,880	302,727
Pioneer Real Estate Shares VCT Portfolio	38,641	9,003
Putnam VT Research IA	12	13
Putnam VT Equity Income Fund	429,437	106,169
Putnam VT Global Asset Allocation Fund	8,235	876
Putnam VT Global Equity Fund	6,094	13,148
Putnam VT Growth Opportunities Fund	1,657,989	64,091
Putnam VT High Yield Fund	102,729	37,624
Putnam VT Income Fund	508,567	1,117,283
Putnam VT International Value Fund	245,593	1,227
Putnam VT Small Cap Value Fund	1,933	405
Putnam VT Sustainable Future Fund	67,325	38,512
Royce Capital Fund - Small-Cap Portfolio	0	50,768
T. Rowe Price Blue Chip Growth Portfolio II	1,285,527	1,532,840
Van Eck VIP Emerging Markets Fund	5,508	921
Van Eck VIP Global Hard Assets Fund	141,251	219,123
Victory RS Small Cap Growth Equity VIP	1,641	2,404

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Cost of Insurance

The Company deducts from each participant’s account an amount to pay for the insurance provided on each life. This charge varies based on individual characteristics of the policy holder and is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Partial Surrenders

The Company deducts from each participant’s account a maximum administrative fee of $25 for all partial withdrawals after the first made during the same policy year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Change of Death Benefit Option Fee

The Company deducts from each participant’s account a maximum fee of $100 for each change of death benefit option. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company deducts from each participant’s account a fee of $10 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Service Charge

The Company deducts from each participant’s account an amount equal to a maximum of $10 per month. This charge compensates the Company for certain administrative costs and is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from each participant’s account equal to an annual rate that will not exceed 0.90% annually. Currently, the charge is 0.28% for Policy Years 1 through 20 and 0.10% thereafter. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Expense Charges Applied to Premium

The Company deducts a maximum charge of 10% from each premium payment received. A maximum of 6.5% of this charge will be deducted as sales load to compensate the Company in part for sales and promotional expenses in connection with selling the policies.

A maximum of 3.5% of this charge will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of premiums. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Supplemental Benefit Charges

The Company deducts from each participant’s account an amount to pay for certain riders selected by the policy holder. This charge varies based on individual characteristics of the policy holder when the rider is added to the policy and is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 10, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invest.

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

ALGER SMALL CAP GROWTH PORTFOLIO
2020	21		$ 358.01	$ 737	1.12%	0.00%	67.18%
2019	3		$ 214.15	$ 536	0.00%	0.00%	29.34%
2018	3		$ 165.57	$ 455	0.00%	0.00%	1.44%
2017	3		$ 163.24	$ 428	0.00%	0.00%	28.73%
2016	3		$ 126.82	$ 339	0.00%	0.00%	6.24%
AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND
2020	19		$ 25.58	$ 486	0.00%	0.00%	42.42%
2019	19		$ 17.96	$ 347	0.00%	0.00%	35.56%
2018	13		$ 13.24	$ 174	0.00%	0.00%	(5.20) %
2017	6		$ 13.97	$ 89	0.00%	0.00%	21.79%
2016	10		$ 11.47	$ 119	0.00%	0.00%	3.23%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
2020	292		$ 12.09	$ 3,524	1.88%	0.00%	9.57%
2019	68		$ 11.03	$ 754	2.34%	0.00%	8.90%
2018	64		$ 10.13	$ 644	2.92%	0.00%	(2.82) %
2017	56		$ 10.42	$ 582	2.73%	0.00%	3.67%
2016	43		$ 10.05	$ 433	0.72%	0.00%	4.39%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2020	3		$ 19.80	$ 67	0.60%	0.00%	25.89%
2019	4		$ 15.73	$ 59	0.89%	0.00%	28.42%
2018	4		$ 12.25	$ 52	1.24%	0.00%	(15.22) %
2017	4		$ 14.45	$ 55	0.94%	0.00%	31.20%
2016	5		$ 11.01	$ 50	0.98%	0.00%	(5.49) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 04/28/2017)
2020	133		$ 12.33	$ 1,641	2.97%	0.00%	1.19%
2019	3		$ 12.18	$ 37	1.58%	0.00%	29.15%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND 2020	24		$ 51.13	$ 1,234	2.20%	0.00%	0.97%
2019	24		$ 50.64	$ 1,202	2.12%	0.00%	27.03%
2018	21		$ 39.86	$ 844	1.70%	0.00%	(9.15) %
2017	18		$ 43.87	$ 782	1.74%	0.00%	8.75%
2016	13		$ 40.35	$ 511	1.74%	0.00%	20.48%
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND
2020	8		$ 24.46	$ 201	0.18%	0.00%	29.74%
2019	9		$ 18.85	$ 177	0.18%	0.00%	31.52%
2018	9		$ 14.33	$ 126	0.09%	0.00%	(10.55) %
2017	0	*	$ 16.03	$ 4	0.15%	0.00%	25.90%
2016	3		$ 12.73	$ 42	0.21%	0.00%	2.09%
AMERICAN FUNDS IS GROWTH FUND
2020	95		$ 48.61	$ 4,622	0.32%	0.00%	52.10%
2019	114		$ 31.96	$ 3,640	0.83%	0.00%	30.77%
2018	98		$ 24.44	$ 2,394	0.44%	0.00%	(0.25) %
2017	93		$ 24.50	$ 2,269	0.48%	0.00%	28.29%
2016	106		$ 19.10	$ 2,017	0.71%	0.00%	9.49%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

AMERICAN FUNDS IS GROWTH AND INCOME FUND
(Effective date 4/30/2018)
2020	0	*	$ 13.65	$ 3	1.46%	0.00%	13.55%
AMERICAN FUNDS IS INTERNATIONAL FUND
2020	64		$ 17.57	$ 1,132	0.77%	0.00%	14.00%
2019	33		$ 15.41	$ 501	1.06%	0.00%	22.89%
2018	117		$ 12.54	$ 1,469	1.68%	0.00%	(13.14) %
2017	124		$ 14.44	$ 1,790	1.26%	0.00%	32.15%
2016	135		$ 10.93	$ 1,475	1.47%	0.00%	3.53%
AMERICAN FUNDS IS NEW WORLD FUND
2020	69		$ 31.32	$ 2,150	0.08%	0.00%	23.60%
2019	64		$ 25.34	$ 1,633	0.94%	0.00%	29.14%
2018	80		$ 19.62	$ 1,568	0.86%	0.00%	(14.04) %
2017	80		$ 22.83	$ 1,823	0.95%	0.00%	29.45%
2016	76		$ 17.64	$ 1,336	0.81%	0.00%	5.26%
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 04/29/2016)
2020	10		$ 15.58	$ 158	1.56%	0.00%	20.96%
2019	0	*	$ 12.88	$ 5	1.11%	0.00%	17.99%
2018	2		$ 10.91	$ 21	0.99%	0.00%	(7.34) %
BLACKROCK HIGH YIELD V.I. I
(Effective date 06/20/2019)
2020	3		$ 11.26	$ 30	0.00%	0.00%	7.30%
BNY MELLON STOCK INDEX FUND
2020	692		$ 36.49	$ 25,248	1.66%	0.00%	18.01%
2019	988		$ 30.92	$ 30,559	1.72%	0.00%	31.18%
2018	1,060		$ 23.57	$ 24,987	1.67%	0.00%	(4.64) %
2017	1,048		$ 24.72	$ 25,895	1.72%	0.00%	21.54%
2016	1,044		$ 20.34	$ 21,227	2.02%	0.00%	11.71%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2020	9		$ 16.82	$ 155	0.31%	0.00%	15.34%
2019	8		$ 14.58	$ 121	0.85%	0.00%	32.95%
2018	4		$ 10.96	$ 48	0.65%	0.00%	(12.52) %
2017	1		$ 12.54	$ 14	0.43%	0.00%	12.80%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	18		$ 26.47	$ 489	0.00%	0.00%	43.26%
2019	11		$ 18.48	$ 211	0.00%	0.00%	26.87%
2018	4		$ 14.56	$ 53	0.00%	0.00%	3.44%
2017	4		$ 14.08	$ 49	0.00%	0.00%	24.27%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2020	7		$ 35.67	$ 154	0.74%	0.00%	8.79%
2019	4		$ 32.79	$ 141	0.64%	0.00%	21.34%
2018	2		$ 27.02	$ 56	0.41%	0.00%	(18.01) %
2017	2		$ 32.96	$ 68	0.63%	0.00%	14.31%
2016	4		$ 28.83	$ 120	0.72%	0.00%	33.05%
DAVIS FINANCIAL PORTFOLIO
2020	1		$ 25.89	$ 37	1.57%	0.00%	(5.99) %
2019	2		$ 27.54	$ 58	1.57%	0.00%	25.86%
2018	2		$ 21.88	$ 41	1.35%	0.00%	(10.67) %
2017	2		$ 24.50	$ 41	1.05%	0.00%	21.42%
2016	0	*	$ 20.18	$ 6	0.85%	0.00%	14.25%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

DAVIS VALUE PORTFOLIO
2020	4	$ 31.94	$ 139	0.81%	0.00%	11.73%
2019	4	$ 28.59	$ 127	1.65%	0.00%	31.16%
2018	5	$ 21.80	$ 98	0.87%	0.00%	(13.60) %
2017	5	$ 25.23	$ 116	0.62%	0.00%	22.63%
2016	16	$ 20.57	$ 338	1.21%	0.00%	11.88%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	18	$ 10.18	$ 183	0.00%	0.00%	1.81%
DELAWARE VIP SMALL CAP VALUE SERIES
2020	25	$ 14.84	$ 369	1.10%	0.00%	(2.19) %
2019	9	$ 15.17	$ 142	0.90%	0.00%	27.72%
2018	3	$ 11.88	$ 32	0.61%	0.00%	(16.95) %
2017	4	$ 14.30	$ 52	0.53%	0.00%	11.76%
2016	1	$ 12.79	$ 14	0.73%	0.00%	31.07%
DWS CROCI® U.S. VIP
2020	8	$ 16.86	$ 143	2.02%	0.00%	(12.14) %
2019	15	$ 19.19	$ 285	1.97%	0.00%	32.95%
2018	19	$ 14.44	$ 281	2.62%	0.00%	(10.50) %
2017	19	$ 16.13	$ 309	1.41%	0.00%	22.88%
2016	24	$ 13.13	$ 311	1.10%	0.00%	(4.38) %
DWS HIGH INCOME VIP
2020	8	$ 22.01	$ 168	5.16%	0.00%	6.22%
2019	6	$ 20.72	$ 119	6.03%	0.00%	15.69%
2018	4	$ 17.91	$ 65	8.15%	0.00%	(2.52) %
2017	3	$ 18.37	$ 55	6.64%	0.00%	7.50%
2016	3	$ 17.09	$ 46	5.09%	0.00%	12.87%
DWS SMALL CAP INDEX VIP
2020	265	$ 32.48	$ 8,594	1.30%	0.00%	19.42%
2019	268	$ 27.20	$ 7,280	1.06%	0.00%	25.22%
2018	272	$ 21.72	$ 5,913	0.95%	0.00%	(11.23) %
2017	268	$ 24.47	$ 6,559	0.72%	0.00%	14.33%
2016	144	$ 21.40	$ 3,089	1.07%	0.00%	21.03%
DWS SMALL MID CAP VALUE VIP
2020	49	$ 26.80	$ 1,322	1.61%	0.00%	(0.79) %
2019	65	$ 27.01	$ 1,768	0.72%	0.00%	21.51%
2018	70	$ 22.23	$ 1,556	1.37%	0.00%	(16.01) %
2017	64	$ 26.47	$ 1,695	0.73%	0.00%	10.52%
2016	64	$ 23.95	$ 1,544	0.60%	0.00%	16.89%
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 04/29/2016)
2020	6	$ 11.89	$ 74	0.27%	0.00%	2.02%
FEDERATED HERMES KAUFMANN FUND II
2020	6	$ 45.93	$ 262	0.00%	0.00%	28.81%
2019	6	$ 35.66	$ 207	0.00%	0.00%	33.82%
2018	5	$ 26.65	$ 144	0.00%	0.00%	3.84%
2017	5	$ 25.66	$ 136	0.00%	0.00%	28.33%
2016	3	$ 20.00	$ 65	0.00%	0.00%	3.66%
FIDELITY VIP CONTRAFUND PORTFOLIO
2020	35	$ 56.03	$ 1,949	0.04%	0.08%	30.22%
2019	31	$ 43.03	$ 1,336	0.23%	0.00%	31.28%
2018	81	$ 32.78	$ 2,660	0.44%	0.00%	(6.64) %
2017	82	$ 35.11	$ 2,872	0.81%	0.00%	21.59%
2016	81	$ 28.87	$ 2,336	0.62%	0.00%	7.73%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

FIDELITY VIP EMERGING MARKETS PORTFOLIO
(Effective date 06/20/2019)
2020	7	$ 14.09	$ 104	0.00%	0.00%	30.88%
FIDELITY VIP GROWTH PORTFOLIO
2020	1	$ 44.59	$ 48	0.05%	0.00%	43.53%
2019	36	$ 31.07	$ 1,109	0.05%	0.00%	33.98%
2018	32	$ 23.19	$ 739	0.03%	0.00%	(0.43) %
2017	34	$ 23.29	$ 791	0.10%	0.00%	34.82%
2016	55	$ 17.27	$ 952	0.00%	0.00%	0.55%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2020	15	$ 25.73	$ 394	2.21%	0.00%	9.16%
2019	16	$ 23.57	$ 370	2.54%	0.00%	9.40%
2018	13	$ 21.54	$ 280	2.33%	0.00%	(0.79) %
2017	23	$ 21.71	$ 496	1.93%	0.00%	3.99%
2016	38	$ 20.88	$ 793	2.27%	0.00%	4.48%
FIDELITY VIP MID CAP PORTFOLIO
2020	8	$ 68.18	$ 519	0.36%	0.00%	17.86%
2019	13	$ 57.85	$ 759	0.56%	0.00%	23.17%
2018	19	$ 46.96	$ 885	0.42%	0.00%	(14.77) %
2017	17	$ 55.10	$ 952	0.50%	0.00%	20.54%
2016	21	$ 45.71	$ 965	0.33%	0.00%	11.92%
GOLDMAN SACHS VIT MID CAP VALUE FUND
2020	4	$ 19.55	$ 76	0.68%	0.00%	8.38%
2019	6	$ 18.04	$ 103	0.78%	0.00%	31.52%
2018	3	$ 13.71	$ 45	1.57%	0.00%	(10.46) %
2017	1	$ 15.32	$ 21	0.97%	0.00%	11.07%
2016	1	$ 13.79	$ 10	1.28%	0.00%	13.53%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 04/29/2016)
2020	1	$ 11.61	$ 9	2.58%	0.00%	6.72%
2019	1	$ 10.87	$ 5	2.67%	0.00%	8.82%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	43	$ 14.27	$ 618	1.71%	0.00%	12.03%
2019	44	$ 12.74	$ 566	1.29%	0.00%	26.10%
2018	107	$ 10.11	$ 1,084	2.98%	0.00%	(10.41) %
2017	59	$ 11.28	$ 666	2.00%	0.00%	12.80%
GREAT-WEST ARIEL MID CAP VALUE FUND
2020	6	$ 60.70	$ 345	2.85%	0.00%	9.09%
2019	5	$ 55.64	$ 262	1.32%	0.00%	24.32%
2018	4	$ 44.76	$ 197	0.69%	0.00%	(14.40) %
2017	8	$ 52.29	$ 398	2.07%	0.00%	15.01%
2016	13	$ 45.47	$ 596	1.42%	0.00%	13.05%
GREAT-WEST BOND INDEX FUND
2020	235	$ 16.47	$ 3,872	1.81%	0.00%	7.18%
2019	155	$ 15.37	$ 2,378	1.08%	0.00%	8.09%
2018	139	$ 14.22	$ 1,976	1.33%	0.00%	(0.41) %
2017	145	$ 14.28	$ 2,070	1.04%	0.00%	3.05%
2016	142	$ 13.86	$ 1,963	0.96%	0.00%	1.94%

(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/28/2017)
2020	90		$ 12.19	$ 1,096	2.14%	0.00%	8.22%
2019	97		$ 11.26	$ 1,087	1.72%	0.00%	11.54%
2018	78		$ 10.10	$ 792	8.65%	0.00%	(3.15) %
2017	9		$ 10.42	$ 96	1.81%	0.00%	4.24%
GREAT-WEST CORE BOND FUND
2020	164		$ 16.97	$ 2,776	2.80%	0.00%	8.04%
2019	162		$ 15.71	$ 2,541	2.43%	0.00%	9.19%
2018	166		$ 14.39	$ 2,394	2.39%	0.00%	(1.21) %
2017	163		$ 14.57	$ 2,376	1.95%	0.00%	3.89%
2016	168		$ 14.02	$ 2,349	3.06%	0.00%	4.70%
GREAT-WEST EMERGING MARKETS EQUITY FUND
(Effective date 04/30/2018)
2020	8		$ 12.00	$ 96	9.53%	0.00%	19.59%
2019	0	*	$ 10.03	$ 3	0.98%	0.00%	21.67%
2018	0	*	$ 8.24	$ 2	0.82%	0.00%	(17.55) %
GREAT-WEST GLOBAL BOND FUND
2020	109		$ 15.57	$ 1,696	1.02%	0.00%	5.35%
2019	182		$ 14.78	$ 2,696	3.22%	0.00%	4.07%
2018	336		$ 14.20	$ 4,773	2.55%	0.00%	(0.27) %
2017	352		$ 14.24	$ 5,014	1.77%	0.00%	1.95%
2016	304		$ 13.97	$ 4,248	1.33%	0.00%	2.98%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2020	1,744		$ 13.52	$ 23,577	0.23%	0.00%	0.28%
2019	1,054		$ 13.48	$ 14,207	1.72%	0.00%	1.76%
2018	656		$ 13.25	$ 8,692	1.37%	0.00%	1.39%
2017	829		$ 13.07	$ 10,837	0.38%	0.00%	0.41%
2016	1,015		$ 13.01	$ 13,203	0.00%	0.00%	0.00%
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
(Effective date 04/30/2018)
2020	58		$ 11.39	$ 660	0.00%	0.00%	7.57%
GREAT-WEST INTERNATIONAL INDEX FUND
2020	225		$ 14.54	$ 3,267	17.50%	0.00%	7.52%
2019	0	*	$ 13.54	$ 1	0.50%	0.00%	21.25%
2018	5		$ 11.15	$ 54	2.16%	0.00%	(13.84) %
2017	4		$ 12.94	$ 49	2.03%	0.00%	24.62%
2016	0	*	$ 10.39	$ 4	0.34%	0.00%	0.66%
GREAT-WEST INTERNATIONAL VALUE FUND
2020	340		$ 15.56	$ 5,286	1.06%	0.00%	9.76%
2019	363		$ 14.18	$ 5,149	1.25%	0.00%	22.07%
2018	436		$ 11.62	$ 5,064	1.55%	0.00%	(15.58) %
2017	308		$ 13.76	$ 4,235	1.03%	0.00%	26.46%
2016	328		$ 10.88	$ 3,567	0.57%	0.00%	3.88%
GREAT-WEST LARGE CAP GROWTH FUND
2020	3		$ 60.76	$ 180	4.14%	0.00%	41.45%
2019	0	*	$ 42.94	$ 19	0.09%	0.00%	36.21%
2018	7		$ 31.53	$ 207	0.25%	0.00%	0.05%
2017	7		$ 31.51	$ 224	0.78%	0.00%	30.05%
2016	7		$ 24.23	$ 158	0.17%	0.00%	1.01%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS
(Effective date 10/25/2019)
2020	216	$ 11.11	$ 2,403	1.26%	0.00%	3.90%
2019	228	$ 10.69	$ 2,436	0.60%	0.00%	6.91%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/21/2016)
2020	115	$ 14.16	$ 1,625	1.99%	0.00%	10.98%
2019	108	$ 12.76	$ 1,381	1.35%	0.00%	15.17%
2018	149	$ 11.08	$ 1,647	2.48%	0.00%	(4.41) %
2017	62	$ 11.59	$ 724	1.90%	0.00%	11.12%
2016	22	$ 10.43	$ 227	2.01%	0.00%	4.29%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2020	47	$ 14.52	$ 675	2.33%	0.00%	11.29%
2019	38	$ 13.05	$ 492	1.84%	0.00%	16.44%
2018	40	$ 11.20	$ 444	2.91%	0.00%	(4.95) %
2017	6	$ 11.79	$ 69	4.04%	0.00%	12.44%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/21/2016)
2020	317	$ 14.97	$ 4,743	2.09%	0.00%	12.24%
2019	305	$ 13.34	$ 4,074	1.60%	0.00%	18.01%
2018	191	$ 11.30	$ 2,159	2.12%	0.00%	(5.74) %
2017	151	$ 11.99	$ 1,806	2.00%	0.00%	14.14%
2016	86	$ 10.51	$ 901	2.20%	0.00%	5.06%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2020	153	$ 15.54	$ 2,377	2.38%	0.00%	12.59%
2019	119	$ 13.80	$ 1,637	2.07%	0.00%	20.01%
2018	105	$ 11.50	$ 1,211	2.91%	0.00%	(6.73) %
2017	66	$ 12.33	$ 820	4.73%	0.00%	16.17%
2016	9	$ 10.61	$ 93	1.18%	0.00%	6.11%
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/21/2016)
2020	110	$ 15.99	$ 1,757	2.31%	0.00%	13.27%
2019	89	$ 14.12	$ 1,250	1.50%	0.00%	22.17%
2018	134	$ 11.55	$ 1,549	2.30%	0.00%	(7.86) %
2017	44	$ 12.54	$ 552	2.16%	0.00%	18.36%
2016	23	$ 10.60	$ 249	2.11%	0.00%	5.96%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2020	87	$ 16.43	$ 1,424	2.85%	0.00%	13.61%
2019	53	$ 14.46	$ 771	1.95%	0.00%	23.82%
2018	50	$ 11.68	$ 580	2.75%	0.00%	(8.75) %
2017	37	$ 12.80	$ 477	5.96%	0.00%	19.53%
2016	8	$ 10.71	$ 88	2.39%	0.00%	7.09%
GREAT-WEST LIFETIME 2045 FUND
(Effective date 04/21/2016)
2020	71	$ 16.46	$ 1,170	2.47%	0.00%	13.92%
2019	47	$ 14.45	$ 675	1.58%	0.00%	24.59%
2018	42	$ 11.60	$ 486	1.88%	0.00%	(9.36) %
2017	26	$ 12.80	$ 337	2.03%	0.00%	20.43%
2016	13	$ 10.63	$ 138	1.82%	0.00%	6.29%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/29/2016)
2020	25		$ 16.63	$ 415	2.33%	0.00%	13.96%
2019	15		$ 14.59	$ 213	1.53%	0.00%	24.82%
2018	20		$ 11.69	$ 228	2.77%	0.00%	(9.53) %
2017	15		$ 12.92	$ 196	3.54%	0.00%	20.59%
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/21/2016)
2020	24		$ 16.45	$ 394	1.19%	0.00%	13.95%
2019	34		$ 14.44	$ 485	2.24%	0.00%	24.69%
2018	15		$ 11.58	$ 173	1.61%	0.00%	(9.74) %
2017	11		$ 12.83	$ 143	1.82%	0.00%	20.80%
2016	5		$ 10.62	$ 56	1.71%	0.00%	6.21%
GREAT-WEST SMALL CAP VALUE FUND
2020	23		$ 45.16	$ 1,032	0.00%	0.00%	3.20%
2019	22		$ 43.76	$ 980	0.00%	0.00%	24.67%
2018	22		$ 35.10	$ 756	0.00%	0.00%	(16.20) %
2017	20		$ 41.89	$ 831	0.08%	0.00%	9.74%
2016	19		$ 38.17	$ 735	0.08%	0.00%	25.83%
GREAT-WEST MID CAP VALUE FUND
2020	8		$ 13.91	$ 105	0.92%	0.00%	(0.35) %
2019	6		$ 13.96	$ 79	0.17%	0.00%	20.49%
2018	7		$ 11.58	$ 81	4.81%	0.00%	(12.31) %
2017	4		$ 13.21	$ 50	13.64%	0.00%	16.99%
2016	0	*	$ 11.24	$ 1	1.56%	0.00%	20.29%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/28/2017)
2020	26		$ 13.23	$ 338	1.59%	0.00%	11.23%
2019	26		$ 11.89	$ 311	2.04%	0.00%	17.52%
2018	28		$ 10.12	$ 283	3.33%	0.00%	(6.29) %
2017	6		$ 10.80	$ 67	1.51%	0.00%	7.96%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	6		$ 13.60	$ 83	2.01%	0.00%	11.77%
2019	9		$ 12.17	$ 109	1.69%	0.00%	20.35%
2018	8		$ 10.11	$ 77	3.06%	0.00%	(7.63) %
2017	2		$ 10.95	$ 20	1.15%	0.00%	9.49%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/28/2017)
2020	111		$ 12.67	$ 1,401	1.78%	0.00%	9.52%
2019	12		$ 11.57	$ 133	1.97%	0.00%	14.45%
2018	9		$ 10.10	$ 87	2.97%	0.00%	(4.72) %
2017	5		$ 10.61	$ 54	1.43%	0.00%	6.06%
GREAT-WEST MULTI-SECTOR BOND FUND
2020	9		$ 46.33	$ 403	2.88%	0.00%	9.09%
2019	13		$ 42.47	$ 566	1.72%	0.00%	11.74%
2018	13		$ 38.01	$ 507	2.44%	0.00%	(3.11) %
2017	15		$ 39.23	$ 573	1.66%	0.00%	6.27%
2016	21		$ 36.91	$ 790	2.33%	0.00%	11.38%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

GREAT-WEST REAL ESTATE INDEX FUND
2020	22	$ 13.53	$ 301	1.62%	0.00%	(11.57) %
2019	18	$ 15.30	$ 269	0.95%	0.00%	22.40%
2018	16	$ 12.50	$ 195	2.17%	0.00%	(4.85) %
2017	5	$ 13.14	$ 63	0.84%	0.00%	3.10%
GREAT-WEST S&P MID CAP 400® INDEX FUND
2020	353	$ 21.92	$ 7,744	3.45%	0.00%	13.10%
2019	84	$ 19.38	$ 1,621	0.32%	0.00%	25.49%
2018	90	$ 15.44	$ 1,388	0.69%	0.00%	(11.57) %
2017	65	$ 17.46	$ 1,141	0.66%	0.00%	15.65%
2016	28	$ 15.10	$ 420	0.61%	0.00%	19.96%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
(Effective date 02/29/2016)
2020	25	$ 18.49	$ 469	2.82%	0.00%	10.93%
2019	2	$ 16.67	$ 40	0.89%	0.00%	22.36%
2018	1	$ 12.92	$ 14	1.20%	0.00%	(8.99) %
2017	9	$ 14.97	$ 142	1.51%	0.00%	12.75%
2016	10	$ 13.28	$ 129	1.00%	0.00%	32.77%
GREAT-WEST SHORT DURATION BOND FUND
2020	447	$ 15.55	$ 6,957	1.96%	0.00%	4.65%
2019	534	$ 14.86	$ 7,942	2.07%	0.00%	5.40%
2018	542	$ 14.10	$ 7,645	1.83%	0.00%	0.63%
2017	684	$ 14.01	$ 9,588	1.15%	0.00%	1.96%
2016	527	$ 13.74	$ 7,238	1.52%	0.00%	1.70%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2020	42	$ 69.13	$ 2,882	0.00%	0.00%	24.10%
2019	62	$ 55.70	$ 3,447	0.01%	0.00%	31.28%
2018	89	$ 42.43	$ 3,763	0.09%	0.00%	(2.33) %
2017	72	$ 43.44	$ 3,121	0.34%	0.00%	24.43%
2016	86	$ 34.91	$ 3,009	0.06%	0.00%	6.18%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2020	3,947	$ 24.88	$ 3,947	0.91%	0.00%	5.86%
2019	140	$ 23.50	$ 3,279	1.55%	0.00%	6.12%
2018	134	$ 22.14	$ 2,964	1.90%	0.00%	0.46%
2017	162	$ 22.04	$ 3,567	1.35%	0.00%	2.22%
2016	178	$ 21.56	$ 3,841	1.71%	0.00%	1.22%
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	346	$ 17.14	$ 346	0.76%	0.00%	19.89%
2019	33	$ 14.30	$ 471	0.25%	0.00%	26.47%
2018	81	$ 11.30	$ 913	0.34%	0.00%	(10.32) %
2017	53	$ 12.60	$ 664	1.25%	0.00%	14.16%
2016	23	$ 11.04	$ 253	0.01%	0.00%	18.05%
INVESCO V.I. CORE EQUITY FUND
2020	25	$ 31.35	$ 25	1.44%	0.00%	13.87%
2019	1	$ 27.53	$ 22	0.94%	0.00%	28.96%
2018	1	$ 21.35	$ 19	0.91%	0.00%	(9.40) %
2017	7	$ 23.57	$ 160	0.95%	0.00%	13.17%
2016	7	$ 20.82	$ 147	0.76%	0.00%	10.26%
INVESCO V.I. GLOBAL REAL ESTATE FUND
2020	1,418	$ 39.83	$ 1,418	5.94%	0.00%	(12.32) %
2019	27	$ 45.43	$ 1,224	4.23%	0.00%	23.00%
2018	40	$ 36.93	$ 1,471	3.70%	0.00%	(6.15) %
2017	44	$ 39.36	$ 1,713	3.23%	0.00%	13.05%
2016	43	$ 34.81	$ 1,494	1.60%	0.00%	2.04%

(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESCO V.I. HEALTH CARE FUND
2020	71	$46.61	$58	0.35%	0.00%	14.44%
2019	2	$40.73	$64	0.03%	0.00%	32.50%
2018	3	$30.73	$81	0.00%	0.00%	0.91%
2017	3	$30.46	$88	0.37%	0.00%	15.83%
2016	4	$26.30	$112	0.00%	0.00%	(11.46) %
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	175	$22.34	$3,913	2.55%	0.00%	13.98%
2019	193	$19.60	$3,789	1.61%	0.00%	28.57%
2018	203	$15.24	$3,100	2.18%	0.00%	(14.97) %
2017	191	$17.93	$3,432	1.46%	0.00%	23.00%
2016	191	$14.57	$2,779	1.43%	0.00%	(0.45) %
INVESCO V.I. MID CAP CORE EQUITY FUND
2020	13	$30.84	$395	0.87%	0.00%	9.27%
2019	9	$28.22	$247	0.51%	0.00%	25.28%
2018	9	$22.53	$196	0.57%	0.00%	(11.35) %
2017	7	$25.41	$180	0.36%	0.00%	14.92%
2016	19	$22.12	$412	0.07%	0.00%	13.43%
INVESCO V.I. TECHNOLOGY FUND
2020	3	$48.87	$129	0.00%	0.00%	46.10%
2019	3	$33.45	$94	0.00%	0.00%	35.88%
2018	5	$24.62	$129	0.00%	0.00%	(0.45) %
2017	7	$24.73	$169	0.00%	0.00%	35.13%
2016	9	$18.30	$171	0.00%	0.00%	(0.75) %
JANUS HENDERSON VIT BALANCED PORTFOLIO
2020	79	$43.34	$3,426	2.68%	0.00%	14.32%
2019	71	$37.91	$2,698	2.00%	0.00%	22.59%
2018	71	$30.93	$2,200	2.09%	0.00%	0.68%
2017	75	$30.72	$2,294	1.69%	0.00%	18.43%
2016	46	$25.94	$1,183	2.26%	0.00%	4.61%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
(Effective date 04/28/2017)
2020	41	$18.81	$776	0.13%	0.00%	19.50%
2019	39	$15.74	$611	0.13%	0.00%	35.48%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2020	87	$31.88	$2,760	3.27%	0.00%	10.48%
2019	64	$28.86	$1,853	3.61%	0.00%	9.57%
2018	69	$26.34	$1,805	3.63%	0.00%	(1.00) %
2017	60	$26.60	$1,597	3.13%	0.00%	3.62%
2016	77	$25.68	$1,989	2.55%	0.00%	2.47%
JANUS HENDERSON VIT FORTY PORTFOLIO
2020	32	$87.05	$2,763	0.80%	0.00%	39.40%
2019	41	$62.45	$2,541	0.16%	0.00%	37.16%
2018	50	$45.53	$2,257	1.39%	0.00%	1.98%
2017	39	$44.64	$1,732	0.00%	0.00%	30.31%
2016	94	$34.26	$3,231	0.00%	0.00%	2.20%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2020	16	$20.03	$319	0.70%	0.00%	20.08%
2019	44	$16.68	$734	0.95%	0.00%	29.04%
2018	59	$12.93	$757	1.15%	0.00%	(6.87) %
2017	58	$13.88	$800	0.85%	0.00%	27.03%
2016	56	$10.93	$615	1.10%	0.00%	2.06%

(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO
2020	25		$ 92.37	$ 2,347	0.00%	0.00%	51.18%
2019	29		$ 61.10	$ 1,764	0.41%	0.00%	45.17%
2018	22		$ 42.08	$ 922	1.00%	0.00%	1.19%
2017	8		$ 41.59	$ 334	0.47%	0.00%	45.09%
2016	4		$ 28.67	$ 114	0.19%	0.00%	14.21%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO
2020	2		$ 36.52	$ 70	1.50%	0.00%	16.28%
2019	2		$ 31.41	$ 62	1.92%	0.00%	27.02%
2018	2		$ 24.73	$ 49	1.76%	0.00%	(14.94) %
2017	2		$ 29.07	$ 59	1.64%	0.00%	31.12%
2016	3		$ 22.17	$ 56	4.48%	0.00%	(6.45) %
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
2020	8		$ 26.47	$ 222	0.00%	0.00%	72.57%
2019	9		$ 15.34	$ 131	0.00%	0.00%	31.77%
2018	7		$ 11.64	$ 81	0.00%	0.00%	4.88%
2017	2		$ 11.10	$ 27	0.00%	0.00%	29.92%
2016	2		$ 8.54	$ 21	0.00%	0.00%	(2.61) %
LORD ABBETT SERIES TOTAL RETURN PORTFOLIO
(Effective date 04/30/2018)
2020	2		$ 11.77	$ 21	3.76%	0.00%	7.43%
2019	1		$ 10.97	$ 7	3.00%	0.00%	8.41%
MFS VIT GROWTH SERIES
(Effective date 04/30/2018)
2020	1		$ 17.65	$ 18	0.00%	0.00%	31.90%
2019	1		$ 13.38	$ 9	0.00%	0.00%	38.15%
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
(Effective date 06/20/2019)
2020	38		$ 12.48	$ 470	0.00%	0.00%	15.84%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2020	1		$ 13.60	$ 16	1.31%	0.62%	2.23%
2019	0	*	$ 13.30	$ 6	0.66%	0.00%	26.77%
MFS VIT III GLOBAL REAL ESTATE PORTFOLIO
(Effective date 06/20/2019)
2020	3		$ 13.52	$ 35	0.00%	0.00%	1.49%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2020	0	*	$ 13.25	$ 6	1.99%	0.00%	3.87%
2019	0	*	$ 12.76	$ 3	1.42%	0.00%	31.11%
2018	0	*	$ 9.71	$ 2	0.00%	0.00%	(11.45) %
MFS VIT MID CAP GROWTH SERIES
(Effective date 04/28/2017)
2020	22		$ 22.11	$ 482	0.00%	0.00%	36.48%
MFS VIT RESEARCH SERIES
2020	3		$ 19.41	$ 64	0.84%	0.00%	16.59%
2019	3		$ 16.65	$ 54	0.68%	0.00%	32.95%
MFS VIT TOTAL RETURN BOND SERIES
(Effective date 04/28/2017)
2020	359		$ 12.11	$ 4,348	3.69%	0.00%	8.52%
2019	379		$ 11.16	$ 4,228	4.05%	0.00%	10.21%
2018	90		$ 10.13	$ 908	3.33%	0.00%	(1.08) %
2017	85		$ 10.24	$ 866	3.32%	0.00%	2.42%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

MFS VIT VALUE SERIES
2020	33		$ 15.78	$ 520	1.69%	0.00%	3.48%
2019	29		$ 15.25	$ 436	2.34%	0.00%	29.80%
2018	30		$ 11.75	$ 356	1.61%	0.00%	(10.09) %
2017	26		$ 13.07	$ 337	2.02%	0.00%	17.66%
2016	15		$ 11.11	$ 170	3.25%	0.00%	14.08%
NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO
2020	0	*	$ 41.89	$ 16	0.00%	0.00%	39.98%
2019	0	*	$ 29.94	$ 15	0.00%	0.00%	32.75%
2018	1		$ 22.55	$ 13	0.00%	0.00%	(6.41) %
2017	6		$ 24.09	$ 139	0.00%	0.00%	25.29%
2016	12		$ 19.23	$ 237	0.00%	0.00%	4.39%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2020	8		$ 25.14	$ 208	1.15%	0.00%	(2.61) %
2019	3		$ 25.81	$ 65	0.21%	0.00%	16.75%
2018	32		$ 22.11	$ 714	0.63%	0.00%	(15.28) %
2017	56		$ 26.10	$ 1,462	1.18%	0.00%	16.74%
2016	32		$ 22.36	$ 712	0.67%	0.00%	16.17%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2020	3		$ 47.25	$ 150	0.69%	0.36%	19.57%
2019	3		$ 39.52	$ 125	0.63%	0.00%	25.88%
2018	2		$ 31.40	$ 77	0.49%	0.00%	(5.72) %
2017	2		$ 33.31	$ 77	0.32%	0.00%	18.43%
2016	0	*	$ 28.09	$ 7	0.00%	0.00%	9.86%
PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
(Effective date 04/28/2017)
2020	27		$ 11.75	$ 318	2.69%	0.00%	10.13%
2019	1		$ 10.67	$ 5	2.03%	0.00%	6.14%
PIMCO VIT HIGH YIELD PORTFOLIO
2020	11		$ 28.43	$ 313	5.30%	0.00%	5.76%
2019	8		$ 26.88	$ 219	4.94%	0.00%	14.73%
2018	8		$ 23.43	$ 180	5.08%	0.00%	(2.65) %
2017	11		$ 24.07	$ 254	4.87%	0.00%	6.60%
2016	21		$ 22.58	$ 483	5.22%	0.00%	12.44%
PIMCO VIT LOW DURATION PORTFOLIO
2020	510		$ 16.26	$ 8,296	1.30%	0.00%	2.96%
2019	509		$ 15.79	$ 8,037	2.76%	0.00%	4.03%
2018	404		$ 15.17	$ 6,123	1.93%	0.00%	0.34%
2017	380		$ 15.12	$ 5,744	1.33%	0.00%	1.35%
2016	326		$ 14.92	$ 4,862	1.44%	0.00%	1.41%
PIMCO VIT REAL RETURN PORTFOLIO
2020	24		$ 20.90	$ 499	1.53%	0.00%	11.73%
2019	22		$ 18.71	$ 418	1.64%	0.00%	8.44%
2018	30		$ 17.26	$ 510	2.26%	0.00%	(2.21) %
2017	65		$ 17.65	$ 1,141	2.57%	0.00%	3.66%
2016	36		$ 17.02	$ 619	2.27%	0.00%	5.19%
PIMCO VIT TOTAL RETURN PORTFOLIO
2020	209		$ 23.01	$ 4,803	2.31%	0.00%	8.62%
2019	198		$ 21.18	$ 4,202	3.01%	0.00%	8.35%
2018	181		$ 19.54	$ 3,545	2.54%	0.00%	(0.53) %
2017	187		$ 19.65	$ 3,673	2.02%	0.00%	4.91%
2016	185		$ 18.73	$ 3,456	2.14%	0.00%	2.68%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

PIONEER REAL ESTATE SHARES VCT PORTFOLIO
(Effective date 04/29/2016)
2020	6		$11.81	$75	1.88%	0.00%	(7.34) %
2019	6		$12.75	$71	2.32%	0.00%	28.17%
2018	5		$9.95	$49	2.89%	0.00%	(7.24) %
2017	3		$10.72	$35	2.71%	0.00%	3.50%
2016	0	*	$10.38	$2	1.07%	0.00%	3.61%
PUTNAM VT EQUITY INCOME FUND
2020	19		$45.59	$879	1.89%	0.00%	6.07%
2019	12		$42.98	$529	1.77%	0.00%	30.73%
2018	10		$32.88	$341	0.89%	0.00%	(8.27) %
2017	13		$35.84	$453	1.74%	0.00%	19.06%
2016	11		$30.11	$333	1.91%	0.00%	13.96%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 5/1/2015)
2020	1		$14.68	$14	1.34%	0.00%	12.58%
2019	0	*	$13.05	$5	0.00%	0.00%	17.41%
PUTNAM VT GLOBAL EQUITY FUND
(Effective date 5/1/2015)
2020	2		$14.70	$28	0.45%	0.00%	10.29%
2019	2		$13.33	$33	0.00%	0.00%	26.92%
PUTNAM VT GROWTH OPPORTUNITIES FUND
(Effective date 5/1/2015)
2020	62		$26.79	$1,666	0.15%	0.00%	39.09%
2019	0	*	$19.25	$6	0.00%	0.00%	37.12%
PUTNAM VT HIGH YIELD FUND
2020	24		$27.21	$659	6.33%	0.00%	5.52%
2019	23		$25.79	$598	5.99%	0.00%	14.55%
2018	32		$22.52	$722	6.17%	0.00%	(3.59) %
2017	36		$23.36	$831	5.72%	0.00%	7.22%
2016	29		$21.78	$623	6.12%	0.00%	15.66%
PUTNAM VT INCOME FUND
2020	1		$12.58	$9	10.14%	0.00%	5.72%
2019	54		$11.90	$638	3.45%	0.00%	11.90%
2018	13		$10.63	$135	2.96%	0.00%	0.20%
2017	2		$10.61	$22	0.00%	0.00%	5.59%
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 4/29/2016)
2020	19		$13.21	$247	0.00%	0.00%	4.23%
PUTNAM VT SMALL CAP VALUE FUND
2020	0	*	$13.49	$4	1.42%	0.00%	4.23%
2019	0	*	$12.99	$2	0.30%	0.00%	24.52%
2018	8		$10.39	$78	0.63%	0.00%	(19.69) %
2017	7		$12.94	$93	0.88%	0.00%	8.15%
PUTNAM VT SUSTAINABLE FUTURE FUND
2020	4		$67.72	$240	0.36%	0.00%	52.98%
2019	3		$44.27	$140	0.77%	0.00%	30.32%
2018	3		$33.97	$88	0.90%	0.00%	(4.64) %
2017	3		$35.62	$115	0.87%	0.00%	10.94%
2016	2		$32.11	$73	0.69%	0.00%	13.23%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
2020	4		$19.92	$74	0.70%	0.00%	(7.33) %
2019	8		$21.49	$162	0.18%	0.00%	18.43%
2018	56		$18.14	$1,008	0.31%	0.00%	(8.50) %
2017	55		$19.83	$1,094	0.82%	0.00%	5.10%
2016	60		$18.87	$1,124	1.70%	0.00%	20.54%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II
2020	90	$25.06	$2,250	0.00%	0.00%	33.92%
2019	114	$18.71	$2,133	0.00%	0.00%	29.58%
2018	110	$14.44	$1,587	0.00%	0.00%	1.65%
2017	72	$14.21	$1,025	0.00%	0.00%	35.83%
2016	6	$10.46	$67	0.00%	0.00%	0.53%
VAN ECK VIP EMERGING MARKETS FUND
2020	1	$62.26	$74	2.28%	0.00%	17.26%
2019	1	$53.09	$61	0.43%	0.00%	30.59%
2018	1	$40.67	$46	0.28%	0.00%	(23.49) %
2017	1	$53.15	$58	0.40%	0.00%	51.03%
2016	1	$35.20	$37	0.44%	0.00%	0.10%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	22	$53.51	$1,175	1.06%	0.00%	19.11%
2019	23	$44.92	$1,012	0.00%	0.00%	11.87%
2018	19	$40.16	$779	0.00%	0.00%	(28.28) %
2017	16	$55.98	$921	0.00%	0.00%	(1.70) %
2016	13	$56.95	$752	0.43%	0.00%	43.71%
VICTORY RS SMALL CAP GROWTH EQUITY VIP
(Effective date 04/30/2018)
2020	14	$16.67	$14	0.00%	0.00%	38.04%
2019	1	$12.08	$11	0.00%	0.00%	38.78%
2018	1	$8.71	$6	0.00%	0.00%	(12.97) %

(Concluded)

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Audited Annual Statutory Report

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and

Related Statutory Statements of Operations

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company (the “Company”) (a wholly-owned subsidiary of GWL&A Financial Inc.), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2021

We have served as the Company’s auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$25,712,083	$13,803,525

Preferred stock	119,687	—

Common stock	223,883	144,888

Mortgage loans (net of allowances of $745 and $745)	4,123,666	2,692,690

Real estate occupied by the company	41,951	43,283

Real estate held for the production of income	1,825	1,365

Contract loans	3,874,206	3,995,291

Cash, cash equivalents and short-term investments	3,470,914	818,328

Securities lending collateral assets	206,811	303,282

Other invested assets	750,477	402,891

Total cash and invested assets	38,525,503	22,205,543

Investment income due and accrued	267,276	192,278

Premiums deferred and uncollected	16,256	15,199

Reinsurance recoverable	80,249	37,806

Funds held or deposited with reinsured companies	6,760,741	—

Current federal income taxes recoverable	70,655	44,457

Deferred income taxes	125,959	97,203

Due from parent, subsidiaries and affiliates	94,584	63,595

Other assets	669,038	490,832

Assets from separate accounts	28,455,204	25,634,438

Total admitted assets	$75,065,465	$48,781,351

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$36,087,118	$19,638,498

Liability for deposit-type contracts	5,215,962	60,296

Life and accident and health policy and contract claims	65,785	44,258

Provision for policyholders’ dividends	18,324	24,111

Liability for premiums received in advance	2	2

Unearned investment income	121	59

Asset valuation reserve	202,003	194,032

Interest maintenance reserve	678,773	(2,006)

Due to parent, subsidiaries and affiliates	16,578	77,613

Commercial paper	98,983	99,900

Payable under securities lending agreements	206,811	303,282

Other liabilities	1,858,504	1,265,123

Liabilities from separate accounts	28,455,194	25,634,428

Total liabilities	72,904,158	47,339,596

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 16,859,018 shares issued and outstanding	16,859	7,320

Surplus notes	921,980	395,811

Gross paid in and contributed surplus	3,782,019	714,300

Unassigned funds	(2,559,551)	324,324

Total capital and surplus	2,161,307	1,441,755

Total liabilities, capital and surplus	$75,065,465	$48,781,351

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity consideration	$12,831,872	$(5,366,421)	$7,592,609

Net investment income	948,344	1,099,451	1,307,387

Amortization of interest maintenance reserve	39,141	8,280	24,863

Commission and expense allowances on reinsurance ceded	172,698	265,105	5,211

Fee income from separate accounts	62,302	101,629	160,573

Reserve adjustment on reinsurance ceded	7,157,573	(592,883)	(1,975,763)

Miscellaneous income	41,467	267,637	250,272

Total income	21,253,397	(4,217,202)	7,365,152

Expenses:

Death benefits	92,253	204,509	380,057

Annuity benefits	95,252	155,286	228,530

Disability benefits and benefits under accident and health policies	76	17,762	41,719

Surrender benefits	3,842,313	4,403,521	5,895,938

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	16,448,620	(8,139,385)	917,510

Other benefits	8,722	6,208	10,528

Total benefits	20,487,236	(3,352,099)	7,474,282

Commissions	2,222,528	162,942	196,489

Other insurance expenses	371,028	496,310	488,250

Net transfers from separate accounts	(809,028)	(1,328,143)	(1,112,465)

Interest maintenance reserve reinsurance activity	661,450	(512,033)	—

Total benefit and expenses	22,933,214	(4,533,023)	7,046,556

Net (loss) gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	(1,679,817)	315,821	318,596

Dividends to policyholders	18,497	23,461	31,276

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	(1,698,314)	292,360	287,320

Federal income tax (benefit) expense	(20,260)	(98,467)	(17,604)

Net (loss) gain from operations before net realized capital gains (losses)	(1,678,054)	390,827	304,924

Net realized capital (losses) gains less capital gains tax and transfers to interest maintenance reserve	(16,958)	(8,022)	10,576

Net (loss) income	$(1,695,012)	$382,805	$315,500

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Capital and surplus, beginning of year	$1,441,755	$1,326,919	$1,129,509

Net (loss) income	(1,695,012)	382,805	315,500

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Change in net unrealized capital (losses) gains, net of income taxes	(288,936)	57,398	(11,491)

Change in minimum pension liability, net of income taxes	(1,589)	(4,209)	3,824

Change in asset valuation reserve	(7,971)	10,360	(846)

Change in non-admitted assets	(708,501)	92,424	28,921

Change in net deferred income taxes	256,714	(129,400)	(40,732)

Capital paid-in	9,539	—	—

Surplus paid-in	3,067,719	4,029	4,093

Change in surplus as a result of reinsurance	(83,521)	537,566	—

Change in capital and surplus as a result of separate accounts	—	(428)	(208)

Change in unrealized foreign exchange capital gains (losses)	2,693	(20)	(1,125)

Change in surplus notes	526,169	(195,888)	51,769

Net change in capital and surplus for the year	719,552	114,836	197,410

Capital and surplus, end of year	$2,161,307	$1,441,755	$1,326,919

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Operating activities:

Premium income, net of reinsurance	$6,588,902	$3,654,066	$5,352,630

Investment income received, net of investment expenses paid	809,931	962,732	1,136,338

Other miscellaneous income received	59,348	577,059	160,008

Benefit and loss related payments, net of reinsurance	(3,803,044)	(4,542,350)	(6,417,233)

Net transfers from separate accounts	816,837	1,375,094	1,097,423

Commissions, other expenses and taxes paid	(2,758,668)	(526,161)	(644,838)

Dividends paid to policyholders	(24,228)	(30,537)	(38,959)

Federal income taxes (paid) received, net	(18,530)	5,267	(38,241)

Net cash provided by operating activities	1,670,548	1,475,170	607,128

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	2,794,468	2,430,562	3,351,579

Stocks	53	19,187	3,704

Mortgage loans	295,116	343,441	357,545

Other invested assets	38,065	19,597	25,233

Net gains on cash, cash equivalents and short-term investments	83	5	—

Miscellaneous proceeds	544,448	24,100	22,212

Cost of investments acquired:

Bonds	(6,396,829)	(2,770,357)	(3,398,701)

Stocks	(221,630)	(3,585)	(38,742)

Mortgage loans	(89,330)	(114,542)	(697,245)

Real estate	(2,724)	(9,052)	(4,319)

Other invested assets	(905,616)	(46,617)	(36,870)

Miscellaneous applications	(274,834)	—	(39,654)

Net change in contract loans and premium notes	127,912	(3,120)	(1,355)

Net cash used in investing activities	(4,090,818)	(110,381)	(456,613)

Financing and miscellaneous activities:

Surplus notes	527,500	(195,000)	51,410

Capital and paid in surplus	3,076,665	3,130	3,325

Deposit-type contracts, net	1,963,991	(5,399)	(18,908)

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Funds (repaid) borrowed, net	(916)	1,041	(1,027)

Other	(136,621)	60,135	(45,670)

Net cash provided by (used in) financing and miscellaneous activities	5,072,867	(775,894)	(163,165)

Net increase (decrease) in cash, cash equivalents and short-term investments and restricted cash	2,652,597	588,895	(12,650)

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	818,329	229,434	242,084

End of year	$3,470,926	$818,329	$229,434

The cash, cash equivalents and short-term investments and restricted cash balance includes $12 and $1 of restricted cash as of December 31, 2020 and 2019, respectively, which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$593	$899	$768

Fair value of assets acquired in settlement of bonds	—	—	28,815

In 2020, non-cash transfers of $9,848 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $8,938 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 9 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 9 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company retained a block of life insurance, predominantly participating policies which are now administered by Protective, as well as a closed reinsurance acquired block. Post-transaction, the Company focuses on the defined contribution retirement and asset management markets. See Note 9 for further discussion of the Protective transaction.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value. Under GAAP, redeemable preferred stocks are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

•

For statutory purchases, the excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. For statutory mergers, no acquisition is recognized because it

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

is accomplished without exchanging resources. As such, the recorded assets, liabilities, and surplus of the acquired company (adjusted to conform to statutory accounting principles) will be carried forward into the combined company. Under GAAP in a business combination, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

derivatives in the absence of quoted market values, impairment of investments and derivatives, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•

Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•

Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•

Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value.

•

Common stocks, other than stocks of subsidiaries and stocks of the Federal Home Loan Bank (“FHLB”), are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Common stocks of the FHLB are reported at cost. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

Investments in subsidiaries are carried on the equity basis with unrealized changes in value recorded in surplus and dividends received recorded in investment income.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments.

Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or repledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

○

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2020, 2019 and 2018.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserved ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2020, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 23% equity, 42% fixed income, 32% cash and short terms, and 3% other. At December 31, 2019, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 9% equity, 34% fixed income, and 57% cash and short terms.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which did not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

On January 1, 2020, the Company and its subsidiaries implemented an organizational change to simplify its corporate structure and affiliated transactions. The transaction included the following changes impacting the Company:

•	Substantially all employees of GWL&A and its other subsidiaries were transferred to the Empower.

•	Empower assumed all recordkeeping related revenues either by direct assignment of contracts or through a transition services agreement between Empower, GWL&A, and GWL&A’s subsidiaries.

•	Substantially all vendor contracts were assigned to Empower.

•	Empower entered into an administrative services agreement whereby it provides corporate and other shared services to GWL&A and its affiliates and is reimbursed for expenses incurred.

•

Empower acquired assets and assumed liabilities from GWL&A and GWL&A’s subsidiaries including furniture, equipment, and software, deferred contract costs, certain other current assets including prepaid assets, and certain other liabilities including employee-related benefit and payroll liabilities and GWL&A’s post-retirement medical plan. The assets acquired and liabilities assumed by Empower were settled in cash based on their value under International Financial Reporting Standards (“IFRS”). Any differences between the value of the assets and liabilities on an IFRS basis and a Statutory basis were settled by dividends or capital contributions between entities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

		Year Ended December 31,			Financial
Description	Related party	2020	2019	2018	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(14,626)	$(23,958)	$(15,522)	Other insurance benefits and expenses
	Non-insurance affiliates: Empower(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1),Great-West Financial Retirement Plan Services (“Great-West RPS”)(1) and MAM Holding Inc. (2)	—	(151,179)	(142,424)
	Total	(14,626)	(175,137)	(157,946)

Receives corporate support services	Non-insurance affiliate: Empower(1)	332,652	—	—	Other insurance benefits and expenses
Provides recordkeeping fees under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance affiliate: Empower(1)	(194,795)	—	—	Fee income
Receives commissions under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance and insurance affiliates: Empower(1), GWL&A NY (1)	(77,139)	—	—	Commissions

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	7,101	172,702	198,976	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	—	45,101	38,200	Other income

	Non-insurance related party: Great-West Funds(4)	20,506	61,194	65,281

	Total	20,506	106,295	103,481
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(1,460)	(2,328)	(2,551)	Other income
	Non-insurance affiliates: Empower(1)and GWTC(1)	(15,339)	(388,302)	(342,803)
	Total	(16,799)	(390,630)	(345,354)

Receives custodial services	Non-insurance affiliate: GWTC(1)	—	(13,526)	(12,410)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam Investments LLC (“Putnam”) (3)	16,282	9,733	9,140	Other income

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

(4) An open-end management investment company, a related party of GWL&A

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2020, 2019 and 2018, these purchases totaled $330,974, $224,708 and $169,857 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $249,802 and $288,076 at December 31, 2020 and 2019, respectively, which is also included in the assets and liabilities of the general account at those dates.

During June of 2018, the Company invested $35,000 to fund the initial creation of five mutual funds offered by its subsidiary, GWCM. When the funds met certain targets for customer investment, the Company began redeeming its interests. The remaining investments were $17,679 and $15,546 at December 31, 2020 and 2019, respectively.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$46,104	$—

GWFS(1)	On account	On demand	34,743	34,625

CLAC(2)	On account	On demand	—	11,630

GWTC(1)	On account	On demand	290	7,807

AAG(1)	On account	On demand	—	5,141

GWCM(1)	On account	On demand	—	1,610

GWL&A NY(1)	On account	On demand	214	1,470

Great-West RPS(1)	On account	On demand	3	700

Great-West South Carolina (“GWSC”)(1)	On account	On demand	7,351	509

Putnam(3)	On account	On demand	4,951	103

Other related party receivables	On account	On demand	928	—

Total			$94,584	$63,595

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$—	$76,024

CLAC(2)	On account	On demand	683	917

Personal Capital Corporation(1)	On account	On demand	15,473	—

Other related party payables	On account	On demand	422	672

Total			$16,578	$77,613

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

Included in current federal income taxes recoverable at December 31, 2020 and 2019 is $73,029 and $45,900, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received/(paid) cash payments of $12,506, $2,727 and ($42,577) from its subsidiary, GWSC, in 2020, 2019 and 2018 respectively, under the terms of its tax sharing agreement. The amount paid in 2018 is for the utilization of GWSC’s operating loss carryforward amounts which were fully utilized as of that year. Additionally, during the years ended December 31, 2020, 2019 and 2018, the Company received interest income of $1,661, $2,085 and $2,527 respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2020, the Company received dividends and return of capital of $142,500 and $7,000, respectively, from its subsidiaries, the largest being $61,000 from AAG. During the year ended December 31, 2019, the Company received dividends and return of capital of $108,803 and $12,497, respectively, from its subsidiaries, the largest being $40,000 from Empower. During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680 respectively, from its subsidiaries, the largest being $42,000 from AAG.

During the years ended December 31, 2020 and 2019, the Company paid cash dividends to GWL&A Financial in the amounts of $357,752 and $639,801 respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$159,577	$1,744	$226	$161,095

All other governments	11,113	—	—	11,113

U.S. states, territories and possessions	654,122	97,055	—	751,177

Political subdivisions of states and territories	378,996	23,006	—	402,002

Industrial and miscellaneous	18,019,556	916,950	13,489	18,923,017

Parent, subsidiaries and affiliates	6,433	—	—	6,433

Hybrid securities	151,305	1,800	9,372	143,733

Loan-backed and structured securities	6,330,981	156,801	12,050	6,475,732

Total bonds	$25,712,083	$1,197,356	$35,137	$26,874,302

	December 31, 2019
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$11,076	$1,446	$—	$12,522

U.S. states, territories and possessions	656,713	85,867	—	742,580

Political subdivisions of states and territories	204,355	18,098	—	222,453

Industrial and miscellaneous	8,024,719	453,056	2,842	8,474,933

Parent, subsidiaries and affiliates	10,810	—	—	10,810

Hybrid securities	165,032	147	14,831	150,348

Loan-backed and structured securities	4,730,820	77,213	11,915	4,796,118

Total bonds	$13,803,525	$635,827	$29,588	$14,409,764

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Book/adjusted carrying value	Fair value

Due in one year or less	$1,359,756	$1,374,606

Due after one year through five years	6,086,988	6,430,238

Due after five years through ten years	8,531,983	8,990,876

Due after ten years	4,257,648	4,458,122

Loan-backed and structured securities	6,330,981	6,475,732

Total bonds	$26,567,356	$27,729,574

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2020	2019 2018

Consideration from sales	$15,627,075	$18,741,779	$12,788,008

Gross realized gains from sales	81,504	511,103	32,672

Gross realized losses from sales	7,045	46,129	30,960

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 9 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$149,402	$226	$—	$—	$149,402	$226

Industrial and miscellaneous	1,216,567	13,291	246,659	12,808	1,463,226	26,099

Hybrid securities	23,981	1,199	77,882	8,173	101,863	9,372

Loan-backed and structured securities	672,983	7,412	314,125	6,800	987,108	14,212

Total bonds	$2,062,933	$22,128	$638,666	$27,781	$2,701,599	$49,909

Total number of securities in an unrealized loss position		168		47		215

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	435,115	2,113	620,988	36,363	1,056,103	38,476

Hybrid securities	12,402	93	116,868	14,739	129,270	14,832

Loan-backed and structured securities	745,246	4,367	585,239	9,796	1,330,485	14,163

Total bonds	$1,192,763	$6,573	$1,323,095	$60,898	$2,515,858	$67,471

Total number of securities in an unrealized loss position		95		102		197

Bonds - Total unrealized losses and OTTI decreased by $17,562, or 26%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was in industrial and miscellaneous as well as hybrid securities, and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This decrease was offset by increases in the less than twelve month category of all asset categories, and reflects an increase in interest rates during fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $33,117 from December 31, 2019 to December 31, 2020. Industrial and miscellaneous account for 46%, or $12,808 of the unrealized losses and OTTI greater than twelve months at December 31, 2020. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 24%, or $6,800, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. Of the $6,800 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 94% or $6,412 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 16% and 21% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $128,238 and $68,046 as of December 31, 2020 and 2019, respectively. The Company had pledged collateral related to these derivatives of $7,181 and $5,022 as of December 31, 2020 and 2019, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $121,057.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2020 and 2019, the Company had pledged $7,181 and $5,022, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $54,302 unrestricted cash and securities collateral and $71,130 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2020 and 2019, the Company had pledged U.S. Treasury bills in the amount of $5,334 and $2,331, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$10,705

Cross-currency swaps	875,569	(4,071)	9,352

Total derivatives designated as hedges	897,869	(4,071)	20,057

Derivatives not designated as hedges:

Interest rate swaps	1,040,944	11,326	11,449

Futures on equity indices	2,957	1,172	1

Interest rate futures	10,500	4,162	—

Interest rate swaptions	174,000	34	34

Cross-currency swaps	541,142	23,084	21,234

Foreign currency forwards	1,510,024	(26)	(26)

Total derivatives not designated as hedges	3,279,567	39,752	32,692

Total cash flow hedges, and derivatives not designated as hedges	$4,177,436	$35,681	$52,749

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

	December 31, 2019
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$8,385

Cross-currency swaps	880,490	35,372	38,370

Total cash flow hedges	902,790	35,372	46,755

Derivatives not designated as hedges:

Interest rate swaps	933,930	2,078	1,487

Futures on equity indices	6,890	545	(17)

Interest rate futures	22,600	1,786	2

Interest rate swaptions	186,550	20	20

Cross-currency swaps	541,142	21,894	20,442

Total derivatives not designated as hedges	1,691,112	26,323	21,934

Total cash flow hedges and derivatives not designated as hedges	$2,593,902	$61,695	$68,689

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2020	2019	2018

Derivatives not designated as hedging instruments:

Interest rate swaps	$7,306	$13,954	$(8,039)

Interest rate swaptions	180	123	198

Futures on equity indices	94	(241)	297

Interest rate futures	6	(132)	159

Cross-currency swaps	(3,975)	(8,396)	32,525

Foreign currency forwards	(20)	—	—

Total	$3,591	$5,308	$25,140

Securities lending

Securities with a cost or amortized cost of $199,546 and $296,583, and estimated fair values of $201,848 and $297,018 were on loan under the program at December 31, 2020 and 2019, respectively.

The following table summarizes securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Hybrid securities	$—	$—	$2,224	$2,028

Industrial and miscellaneous	78,553	80,855	15,734	16,365

U.S. government	120,993	120,993	278,625	278,625

	$199,546	$201,848	$296,583	$297,018

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $206,811 and $303,282 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Reverse repurchase agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $2,900 and $3,300 at December 31, 2020 and December 31, 2019, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $2,958 and $3,366 at December 31, 2020 and December 31, 2019, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted assets

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

	December 31, 2020
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$206,811	$—	$—	$—	$206,811	$303,282	$(96,471)	$—	$206,811	0.27%	0.28%

Subject to reverse repurchase agreements	2,900	—	—	—	2,900	3,300	(400)	—	2,900	0.00%	0.00%

FHLB capital stock	500	—	—	—	500	—	500	—	500	0.00%	0.00%

On deposit with states	4,264	—	—	—	4,264	4,294	(30)	—	4,264	0.01%	0.01%

On deposit with other regulatory bodies	554	—	—	—	554	579	(25)	—	554	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	5,334	—	1,411	—	6,745	2,330	4,415	—	6,745	0.01%	0.01%

Derivative cash collateral	7,181	—	271	—	7,452	5,022	2,430	—	7,452	0.01%	0.01%

Other restricted assets	1,175	—	—	—	1,175	1,218	(43)	—	1,175	0.00%	0.00%

Total Restricted Assets	$228,719	$—	$1,682	$—	$230,401	$320,025	$(89,624)	$—	$230,401	0.30%	0.31%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$303,282	$—	$—	$—	$303,282	$45,102	$258,180	$—	$303,282	0.62%	0.62%

Subject to reverse repurchase agreements	3,300	—	—	—	3,300	11,200	(7,900)	—	3,300	0.01%	0.01%

Subject to dollar repurchase agreements	—	—	—	—	—	688,765	(688,765)	—	—	0.00%	0.00%

On deposit with states	4,294	—	—	—	4,294	4,443	(149)	—	4,294	0.01%	0.01%

On deposit with other regulatory bodies	579	—	—	—	579	603	(24)	—	579	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	2,330	—	—	—	2,330	8,197	(5,867)	—	2,330	0.01%	0.01%

Other collateral	—	—	—	—	—	5,320	(5,320)	—	—	0.00%	0.00%

Derivative cash collateral	5,022	—	—	—	5,022	30,220	(25,198)	—	5,022	0.01%	0.01%

Other restricted assets	1,218	—	—	—	1,218	1,259	(41)	—	1,218	0.00%	0.00%

Total Restricted Assets	$320,025	$—	$—	$—	$320,025	$795,109	$(475,084)	$—	$320,025	0.66%	0.66%

Net investment income

The following table summarizes net investment income:

	Years Ended December 31,
	2020	2019 2018

Bonds	$474,967	$621,993	$822,645

Preferred stock	3	—	—

Common stock	151	455	221

Mortgage loans	107,249	158,678	169,415

Real estate	28,964	27,577	26,557

Contract loans	197,843	200,298	199,507

Cash, cash equivalents and short-term investments	5,862	16,409	4,749

Derivative instruments	18,840	16,915	16,308

Other invested assets	155,506	121,675	125,821

Miscellaneous	5,303	4,462	1,896

Gross investment income	994,688	1,168,462	1,367,119

Expenses	(46,344)	(69,011)	(59,732)

Net investment income	$948,344	$1,099,451	$1,307,387

The amount of interest incurred and charged to investment expense during the years ended December 31, 2020, 2019 and 2018 was $17,078, $33,188 and $22,070, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital gains (losses), before federal income tax	$59,961	$574,372	$4,905

Less: Federal income tax	12,592	120,618	1,030

Net realized capital gains (losses), before IMR transfer	47,369	453,754	3,875

Net realized capital gains (losses) transferred to IMR, net of federal income tax of $17,100, $122,750 and ($1,781), respectively	64,327	461,776	(6,701)

Net realized capital gains (losses), net of federal income tax expense (benefit) of ($4,508), ($2,133) and 2,811, respectively, and IMR transfer	$(16,958)	$(8,022)	$10,576

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$(7,864)

Transferred into IMR, net of taxes	64,327

IMR reinsurance activity	661,451

Balance before amortization	717,914

Amortization released to Statement of Operations	(39,141)

Reserve as of December 31, 2020	$678,773

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	58%	51%

	Concentration by industry
	December 31,
	2020	2019

Financial services	14%	13%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,124,412 and $2,693,435, of which $1,634,389 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. These mortgages were current as of December 31, 2020 and 2019.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 3.50% and 4.70%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 2.45% and 4.05%, respectively.

During 2020 and 2019, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 59% and 64%, respectively.

The balance in the commercial mortgage provision allowance was $745 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2020	2019

Multi-family	49%	44%

Industrial	15%	19%

Office	13%	18%

Retail	13%	12%

Other	10%	7%

	100%	100%

	Concentration by geographic area

	December 31,

	2020	2019

Pacific	36%	33%

East North Central	17%	20%

South Atlantic	13%	14%

Middle Atlantic	11%	8%

Other	10%	8%

West South Central	7%	10%

Mountain	6%	7%

	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$26,874,302	$25,712,083	$—	$26,865,559	$8,743	$—	$26,874,302

Preferred stock	119,684	119,687	—	119,684	—	—	119,684

Common stock	20,240	20,240	19,740	500	—	—	20,240

Mortgage loans	4,263,386	4,123,666	—	4,263,386	—	—	4,263,386

Real estate	227,336	43,776	—	227,336	—	—	227,336

Cash, cash equivalents and short-term investments	3,470,912	3,470,914	2,612,741	858,171	—	—	3,470,912

Contract loans	3,874,206	3,874,206	—	3,874,206	—	—	3,874,206

Other long-term invested assets	244,393	235,484	—	93,637	—	150,756	244,393

Securities lending reinvested collateral assets	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	43,689	43,689	43,689	—	—	—	43,689

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Receivable for securities	87,076	84,973	—	87,076	—	—	87,076

Derivative instruments	180,996	160,628	10	180,986	—	—	180,996

Separate account assets	28,571,811	28,455,204	14,406,648	13,741,300	—	423,863	28,571,811

Total assets	$68,185,972	$66,552,491	$17,146,008	$50,456,602	$8,743	$574,619	$68,185,972

Liabilities:

Deposit-type contracts	$4,562,617	$5,215,962	$—	$4,562,617	$—	$—	$4,562,617

Commercial paper	98,983	98,983	—	98,983	—	—	98,983

Payable under securities lending agreements	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	36,450	36,450	36,450	—	—	—	36,450

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Payable for securities	1,277,598	1,277,598	—	1,277,598	—	—	1,277,598

Derivative instruments	128,246	130,281	8	128,238	—	—	128,246

Separate account liabilities	853,042	853,042	70	852,972	—	—	853,042

Total liabilities	$7,164,877	$7,820,257	$99,708	$7,065,169	$—	$—	$7,164,877

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$14,409,764	$13,803,525	$—	$14,395,297	$14,467	$—	$14,409,764

Common Stock	20,249	20,249	20,249	—	—	—	20,249

Mortgage loans	2,742,188	2,692,690	—	2,742,188	—	—	2,742,188

Real estate	137,700	44,648	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	818,328	818,328	298,720	519,608	—	—	818,328

Contract loans	3,995,291	3,995,291	—	3,995,291	—	—	3,995,291

Other long-term invested assets	128,287	120,934	—	38,070	—	90,217	128,287

Securities lending collateral assets	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	76,212	76,212	76,212	—	—	—	76,212

Other collateral	504	504	504	—	—	—	504

Receivable for securities	6,853	5,313	—	6,853	—	—	6,853

Derivative instruments	136,753	124,254	3	136,750	—	—	136,753

Separate account assets	25,690,576	25,634,438	13,992,067	11,326,204	—	372,305	25,690,576

Total assets	$48,465,987	$47,639,668	$14,420,919	$33,430,379	$152,167	$462,522	$48,465,987

Liabilities:

Deposit-type contracts	$57,672	$60,296	$—	$57,672	$—	$—	$57,672

Commercial paper	99,900	99,900	—	99,900	—	—	99,900

Payable under securities lending agreements	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	71,130	71,130	71,130	—	—	—	71,130

Other collateral	504	504	504	—	—	—	504

Payable for securities	733,150	733,150	—	733,150	—	—	733,150

Derivative instruments	68,064	62,559	19	68,045	—	—	68,064

Separate account liabilities	346,182	346,182	66	346,116	—	—	346,182

Total liabilities	$1,679,884	$1,677,003	$104,883	$1,575,001	$—	$—	$1,679,884

Bonds, preferred and common stock

The fair values for bonds, preferred and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, foreign currency forwards, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2020
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$17,679	$—	$—	$—	$17,679

Industrial and miscellaneous	2,061	—	—	—	2,061

Other invested assets

Limited partnerships	—	—	—	150,756	150,756

Derivatives

Interest rate swaps	—	86,984	—	—	86,984

Cross-currency swaps	—	37,028	—	—	37,028

Interest rate swaptions	—	34	—	—	34

Foreign currency forwards	—	2,670	—	—	2,670

Separate account assets (1)	14,351,361	12,467,593	—	423,863	27,242,817

Total assets	$14,371,101	$12,594,309	$—	$574,619	$27,540,029

Liabilities:

Derivatives

Interest rate swaps	$—	$75,535	$—	$—	$75,535

Cross-currency swaps	—	15,794	—	—	15,794

Foreign currency forwards	—	2,695	—	—	2,695

Separate account liabilities (1)	70	852,972	—	—	853,042

Total liabilities	$70	$946,996	$—	$—	$947,066

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Fair Value Measurements at Reporting Date

	December 31, 2019
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$15,545	$—	$—	$—	$15,545

Industrial and miscellaneous	4,704	—	—	—	4,704

Other invested assets

Limited partnerships	—	—	—	90,217	90,217

Derivatives

Interest rate swaps	—	36,516	—	—	36,516

Cross-currency swaps	—	35,457	—	—	35,457

Interest rate swaptions	—	20	—	—	20

Separate account assets (1)	13,935,424	10,123,099	—	372,305	24,430,828

Total assets	$13,955,673	$10,195,092	$—	$462,522	$24,613,287

Liabilities:

Derivatives

Interest rate swaps	$—	$35,029	$—	$—	$35,029

Cross-currency swaps	—	15,015	—	—	15,015

Separate account liabilities (1)	66	346,116	—	—	346,182

Total liabilities	$66	$396,160	$—	$—	$396,226

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Cash, cash equivalents and short-term investments	3,470,926	12	3,470,914	818,329	1	818,328

Other invested assets	1,294,506	544,029	750,477	403,986	1,095	402,891

Premiums deferred and uncollected	16,338	82	16,256	15,273	74	15,199

Deferred income taxes	457,205	331,246	125,959	205,256	108,053	97,203

Due from parent, subsidiaries and affiliate	155,676	61,092	94,584	118,239	54,644	63,595

Other prepaid assets	2,206	2,206	—	22,712	22,712	—

Capitalized internal use software	—	—	—	37,917	37,917	—

Furniture, fixtures and equipment	5,914	5,914	—	5,095	5,095	—

Reinsurance recoverable	80,435	186	80,249	37,806	—	37,806

Other assets	671,151	2,113	669,038	499,620	8,788	490,832

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,662	$—	$13,662	$13,537	$—	$13,537

Other invested assets	813,421	544,029	269,392	156,119	1,095	155,024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	$18,063	$16,256	$16,888	$15,199

Total	$18,063	$16,256	$16,888	$15,199

8.   Business Combination and Goodwill

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital.

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $0 and $23,846, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $5,110, $5,109 and $5,110, respectively, of goodwill amortization related to this acquisition.

On August 17, 2020, the Company completed the acquisition of all of the voting equity interests in the Personal Capital Corporation, an industry-leading registered investment adviser and digital wealth manager. This transaction was accounted for as a statutory acquisition. Goodwill of $819,403 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $277,474 and $0, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $27,313, $0 and $0, respectively, of goodwill amortization related to this acquisition.

Purchased Entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2020	Amount of goodwill amortized for the year ended December 31, 2020	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

Retirement Plan Services	August 29, 2014	$64,169	$51,098	$—	$5,110	—%

Personal Capital Corporation	August 17, 2020	$854,190	$819,403	$277,474	$27,313	70.8%

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000. Effective June 1, 2019, all risks on non-participating policies within the above retention limits were ceded to Protective.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant ceded reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$7,855

Preferred stock	120

Mortgage loans	1,634

Other invested assets	132

Total cash and invested assets	9,741

Investment income due and accrued	64

Funds held or deposited with reinsured companies	6,761

Other assets	129

Total admitted assets	$16,695

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$14,716

Liability for deposit-type contracts	3,183

Interest maintenance reserve	662

Other liabilities	113

Total liabilities	18,674

Capital and surplus:

Unassigned funds	(1,979)

Total capital and surplus	(1,979)

Total liabilities, capital and surplus	$16,695

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$15,567

Total income	15,567

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	14,716

Total benefits	14,716

Commissions	2,168

Interest maintenance reserve reinsurance activity	662

Total benefit and expenses	17,546

Net loss from operations before federal income taxes	$(1,979)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received a capital contribution from parent of $2.8 billion to finance the transaction, as mentioned in Note 14.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2019

Admitted assets:

Cash and invested assets:

Bonds	$(7,302)

Mortgage loans	(1,288)

Contract loans	(24)

Cash, cash equivalents and short-term investments	722

Other invested assets	(235)

Total cash and invested assets	(8,127)

Investment income due and accrued	(89)

Premiums deferred and uncollected	(10)

Reinsurance recoverable	25

Current federal income taxes recoverable	(1)

Deferred income taxes	(21)

Other assets	(3)

Total admitted assets	$(8,226)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(8,287)

Aggregate reserves for accident and health policies	(288)

Liability for deposit-type contracts	(127)

Life and accident and health policy and contract claims	(74)

Provision for policyholders’ dividends	(63)

Interest maintenance reserve	(66)

Other liabilities	(33)

Total liabilities	(8,938)

Capital and surplus:

Gross paid in and contributed surplus	712

Total capital and surplus	712

Total liabilities, capital and surplus	$(8,226)

Statutory Statements of Operations	December 31,
2019
Income:

Premium income and annuity consideration	$(9,147)

Commission and expense allowances on reinsurance ceded	154

Total income	(8,993)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(8,575)

Total benefits	(8,575)

Net transfers from separate accounts	59

Interest maintenance reserve release	(512)

Total benefit and expenses	(9,028)

Net gain from operations before federal income taxes	35

Federal income tax benefit	(118)

Net income	$153

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	1% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

- Annuity Funds

Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $3,766,969 and $3,925,596, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$13,534,241	$—	$—	$13,534,241	25.2%

At book value less current surrender charges of 5% or more	820,107	—	—	820,107	1.5%

At fair value	2,558,655	7,785,289	11,517,720	21,861,664	40.4%

Total with adjustment or at market value	16,913,003	7,785,289	11,517,720	36,216,012	67.1%

At book value without adjustment (minimal or no charge adjustment)	2,473,434	—	—	2,473,434	4.6%

Not subject to discretionary withdrawal	15,266,932	—	—	15,266,932	28.3%

Total gross	34,653,369	7,785,289	11,517,720	53,956,378	100.0%

Reinsurance ceded	74,724	—	—	74,724

Total, net	$34,578,645	$7,785,289	$11,517,720	$53,881,654

	December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$915,098	$—	$—	$915,098	3.0%

At book value less current surrender charges of 5% or more	817,144	—	—	817,144	2.7%

At fair value	—	6,358,077	11,528,947	17,887,024	58.0%

Total with adjustment or at market value	1,732,242	6,358,077	11,528,947	19,619,266	63.7%

At book value without adjustment (minimal or no charge adjustment)	97,837	—	—	97,837	0.3%

Not subject to discretionary withdrawal	11,091,699	—	—	11,091,699	36.0%

Total gross	12,921,778	6,358,077	11,528,947	30,808,802	100.0%

Reinsurance ceded	71,124	—	—	71,124

Total, net	$12,850,654	$6,358,077	$11,528,947	$30,737,678

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,603,854	$6,920,255	$6,952,077	$—	$—	$—

Other permanent cash value life insurance	—	6,845,366	7,160,342	—	—	—

Variable universal life	274,843	279,968	280,000	7,579,331	7,579,331	7,579,331

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	151,345	—	—	—

Accidental death benefits	N/A	N/A	466	—	—	—

Disability - active lives	N/A	N/A	1,093	—	—	—

Disability - disabled lives	N/A	N/A	117,509	—	—	—

Miscellaneous reserves	N/A	N/A	28,188	—	—	—

Total, gross	6,878,697	14,045,589	14,691,020	7,579,331	7,579,331	7,579,331

Reinsurance ceded	6,878,697	7,643,139	7,966,585	—	—	—

Total, net of reinsurance ceded	$—	$6,402,451	$6,724,435	$7,579,331	$7,579,331	$7,579,331

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,618,888	$6,617,437	$6,595,652	$—	$—	$—

Other permanent cash value life insurance	—	6,949,889	7,306,841	—	—	—

Variable universal life	240,230	243,868	244,301	7,063,894	7,063,894	7,063,894

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	164,921	—	—	—

Accidental death benefits	N/A	N/A	1,195	—	—	—

Disability - active lives	N/A	N/A	1,078	—	—	—

Disability - disabled lives	N/A	N/A	126,059	—	—	—

Miscellaneous reserves	N/A	N/A	29,945	—	—	—

Total, gross	6,859,118	13,811,194	14,469,992	7,063,894	7,063,894	7,063,894

Reinsurance ceded	6,859,118	7,330,812	7,621,851	—	—	—

Total, net of reinsurance ceded	$—	$6,480,382	6,848,141	$7,063,894	$7,063,894	$7,063,894

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2020	2019

Balance, January 1, net of reinsurance of $284,531 and $19,082	$794	$247,529

Incurred related to:

Current year	252	9,941

Prior year	2,018	(217,477)

Total incurred	2,270	(207,536)

Paid related to:

Current year	—	(9,807)

Prior year	—	(29,392)

Total paid	—	(39,199)

Balance, December 31, net of reinsurance of $282,922 and $284,531	$3,064	$794

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has changed by $2,018 and ($217,477) during the years ended December 31, 2020 and 2019, respectively. The change in the prior year was primarily due to the Protective transaction, with no comparable amount in the current year.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2020	2019

Face value	$98,983	$99,900

Carrying value	$98,983	$99,900

Interest expense paid	$1,007	$2,874

Effective interest rate	0.22% - 0.27%	1.8% - 2.1%

Maturity range (days)	21 - 26	13 - 24

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $28,447,693 and $25,632,375.

As of December 31, 2020 and 2019, $11,612,824 and $11,266,373, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020 and 2019, $61,774,539 and $0, respectively, were acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,325, $11,649, $11,608, $12,581 and $12,961 for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31, 2020
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$403,703	$949,333	$1,353,036

Reserves

For accounts with assets at:

Fair value	$8,767,847	$16,897,365	$25,665,212

Amortized cost	1,187,709	—	1,187,709

Total reserves	$9,955,556	$16,897,365	$26,852,921

By withdrawal characteristics:

At fair value	$8,767,847	$16,897,365	$25,665,212

At book value without fair value adjustment and with current surrender charge less than 5%	1,187,709	—	1,187,709

Total subject to discretionary withdrawals	$9,955,556	$16,897,365	$26,852,921

	Year Ended December 31, 2019
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$528,618	$1,274,716	$1,803,334

Reserves

For accounts with assets at:

Fair value	$7,315,010	$16,440,747	$23,755,757

Amortized cost	1,168,009	—	1,168,009

Total reserves	$8,483,019	$16,440,747	$24,923,766

By withdrawal characteristics:

At fair value	$7,315,010	$16,440,747	$23,755,757

At book value without fair value adjustment and with current surrender charge less than 5%	1,168,009	—	1,168,009

Total subject to discretionary withdrawals	$8,483,019	$16,440,747	$24,923,766

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$1,353,036	$1,803,334	$2,621,510

Transfers from separate accounts	(1,759,730)	(4,226,616)	(5,198,817)

Net transfers from separate accounts	(406,694)	(2,423,282)	(2,577,307)

Reconciling adjustments:

Net transfer of reserves to separate accounts	(412,121)	1,203,800	1,464,314

Miscellaneous other	(1,137)	836	528

CARVM allowance reinsured	(8,545)	70,071	—

Reinsurance	19,469	(179,568)	—

Net transfers as reported in the Statements of Operations	$(809,028)	$(1,328,143)	$(1,112,465)

14. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The surplus note bears interest at the rate of 6.675% and was due November 14, 2034. On December 9, 2019 the Company used proceeds from the ceding commission earned on the Protective transaction to redeem the surplus note balance in full. The carrying amount of the surplus note was $0 and $0 at December 31, 2020 and 2019, respectively. Interest paid on the note was $0 for the year ended December 31, 2020 and $13,016 for the years ended December 31, 2019 and 2018, respectively, bringing total interest paid from inception to December 31, 2020 to $195,243. The amount of unapproved principal and interest was $0 at December 31, 2020 and 2019.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Interest paid on the note during 2020, 2019 and 2018 amounted to $420, $420 and $420, respectively, bringing total interest paid from inception to December 31, 2020 to $1,262. The amount of unapproved principal and interest was $0 at December 31, 2020.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2020, 2019, and 2018 amounted to $16,899, $16,899 and $10,515, respectively, bringing total interest paid from inception to December 31, 2020 to $44,313. The amount of unapproved principal and interest was $0 at December 31, 2020.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2020, 2019 and 2018 amounted to $1,331, $1,330 and $998, respectively bringing the total amortization from inception to December 31, 2020 amounted to $3,659, leaving an unamortized balance of $36,262 in surplus as part of the surplus note amounts.

On August 12, 2020, the Company issued a surplus note in the face amount and carrying amount of $527,500 to GWL&A Financial Inc. The proceeds were used to finance the Personal Capital transaction. The surplus note bears an interest rate of 1.260% per annum. The note matures on August 12, 2025. Interest paid on the note during 2020 and 2019 amounted to $0 and $0, respectively, bringing total interest paid from inception to December 31, 2020 to $0. The amount of unapproved principal and interest were $0 at December 31, 2020.

As of the fourth quarter of 2020, the Company had received capital contributions of $3.1 billion from GWL&A Financial Inc. The proceeds were used to finance the Personal Capital and MassMutual transactions.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021, without the prior approval of the Colorado Insurance Commissioner due to large dividends paid in 2019 and the net loss related to the MassMutual ceding commission in 2020. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative and paid as determined by the Board of Directors, subject to the limitations described above. During the years ended December 31, 2020, 2019 and 2018 the Company paid dividends to GWL&A Financial Inc, totaling $357,752, $639,801, and $152,295, respectively.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(1,695,012)	$382,805

Unrealized (losses) gains	(76,064)	210,179

Deferred income taxes	256,714	(129,400)

Non-admitted assets	(946,880)	(238,379)

Surplus as regards reinsurance	454,045	537,566

Asset valuation reserve	(202,003)	(194,032)

Dividends	(357,752)	(639,801)

Other	7,401	395,386

Total unassigned funds	$(2,559,551)	$324,324

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$481,393	$—	$481,393	$224,934	$—	$224,934	$256,459	$—	$256,459

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	481,393	—	481,393	224,934	—	224,934	256,459	—	256,459

Deferred tax assets non-admitted	(340,176)	8,930	(331,246)	(109,435)	1,382	(108,053)	(230,741)	7,548	(223,193)

Net admitted deferred tax asset	141,217	8,930	150,147	115,499	1,382	116,881	25,718	7,548	33,266

Gross deferred tax liabilities	(15,258)	(8,930)	(24,188)	(18,296)	(1,382)	(19,678)	3,038	(7,548)	(4,510)

Net admitted deferred tax asset	$125,959	$—	$125,959	$97,203	$—	$97,203	$28,756	$—	$28,756

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	304,773	—	—	201,129	—	—	103,644

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	15,258	8,930	24,188	18,296	1,382	19,678	(3,038)	7,548	4,510

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$141,217	$8,930	$150,147	$115,499	$1,382	$116,881	$25,718	$7,548	$33,266

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	918.28%	1247.01%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,031,818	$1,340,863

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the impact of tax planning strategies:

	December 31, 2020 December 31, 2019				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$481,393	$—	$224,934	$—	$256,459	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$141,217	$8,930	$115,499	$1,382	$25,718	$7,548

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2020	2019	Change

Current income tax	$(20,260)	$(98,474)	$78,214

Federal income tax on net capital gains	12,592	120,618	(108,026)

Total	$(7,668)	$22,144	$(29,812)

	Year Ended December 31,
	2019	2018	Change

Current income tax	$(98,474)	$(17,604)	$(80,870)

Federal income tax on net capital gains	120,618	1,030	119,588

Total	$22,144	$(16,574)	$38,718

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$38,987	$33,451	$5,536

Investments	1,784	2,025	(241)

Pension accrual	11	—	11

Provision for dividends	2,168	2,334	(166)

Fixed assets	1,792	3,320	(1,528)

Compensation and benefit accrual	20,843	23,408	(2,565)

Receivables - non-admitted	13,737	16,568	(2,831)

Tax credit carryforward	111,979	114,265	(2,286)

Ceding commission-reinsurance	270,929	—	270,929

Other	19,163	29,563	(10,400)

Total ordinary gross deferred tax assets	481,393	224,934	256,459

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	481,393	224,934	256,459

Non-admitted ordinary deferred tax assets	(340,176)	(109,435)	(230,741)

Admitted ordinary deferred tax assets	141,217	115,499	25,718

Capital:			—

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	8,930	1,382	7,548

Admitted capital deferred tax assets	8,930	1,382	7,548

Total admitted deferred tax assets	$150,147	$116,881	$33,266

Deferred income tax liabilities:

Ordinary:

Investments	$(547)	$—	$(547)

Premium receivable	(3,414)	(3,192)	(222)

Policyholder reserves	(10,931)	(14,089)	3,158

Experience refunds	—	—	—

Other	(366)	(1,015)	649

Total ordinary deferred tax liabilities	(15,258)	(18,296)	3,038

Capital

Investments	$(8,930)	$(1,382)	$(7,548)

Total capital deferred tax liabilities	(8,930)	(1,382)	(7,548)

Total deferred tax liabilities	$(24,188)	$(19,678)	$(4,510)

Net admitted deferred income tax asset	$125,959	$97,203	$28,756

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2020	2019	Change

Total deferred income tax assets	$481,393	$224,934	$256,459

Total deferred income tax liabilities	(24,188)	(19,678)	(4,510)

Net deferred income tax asset	$457,205	$205,256	251,949

Tax effect of unrealized capital gains (losses)			5,187

Other surplus			(422)

Change in net deferred income tax			$256,714

	December 31,
	2019	2018	Change

Total deferred income tax assets	$224,934	$371,710	$(146,776)

Total deferred income tax liabilities	(19,678)	(31,065)	11,387

Net deferred income tax asset	$205,256	$340,645	(135,389)

Tax effect of unrealized capital gains (losses)			7,108

Other surplus			(1,119)

Change in net deferred income tax			$(129,400)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2020	2019	2018

Income tax expense at statutory rate	$ (356,646)	$61,396	$60,337

Earnings from subsidiaries	(30,013)	(22,849)	(22,003)

Swap gain on debt refinancing	—	—	8,175

Ceding commission from Protective, net of transaction expenses	(17,540)	112,889	—

Dividend received deduction	(5,553)	(6,161)	(6,657)

Tax adjustment for interest maintenance reserve	130,717	(1,739)	(5,221)

Interest maintenance reserve release on Protective transaction	—	(107,527)	—

Prior year adjustment	552	(1,695)	(4,124)

Tax effect on non-admitted assets	4,884	3,425	(3,476)

Tax credits	(2,963)	(3,660)	(2,901)

Income tax on realized capital gain (loss)	12,592	120,618	1,030

Tax contingency	931	1,129	(607)

Other	(1,343)	(4,282)	(395)

Total	$(264,382)	$151,544	$24,158

	2020	2019	2018

Federal income taxes incurred	$(7,668)	$22,144	$(16,574)

Change in net deferred income taxes	(256,714)	129,400	40,732

Total income taxes	$(264,382)	$151,544	$24,158

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

As of December 31, 2020, the Company had no operating loss carryforwards.

As of December 31, 2020, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,979. These credits will begin to expire in 2031.

As of December 31, 2020, the Company has foreign tax credit carryforwards of $0.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2020	$20,366

Year Ended December 31, 2019	132,977

Year Ended December 31, 2018	4,146

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP No. 101. As of December 31, 2020 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2020 and 2019, the Company recognized approximately $931 and $1,129 of expense from interest and penalties related to the uncertain tax positions. The Company had $2,374 and $1,443 accrued for the payment of interest and penalties at December 31, 2020 and 2019, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax Years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

Previously, the Company sponsored an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provided health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management. Effective January 1, 2020, the Company transferred the Medical Plan to its subsidiary, Empower.

The Company provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in projected benefit obligation:

Benefit obligation, January 1	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101

Service cost	—	1,435	—	—	—	1,435

Interest cost	—	825	1,175	1,510	1,175	2,335

Actuarial (gain) loss	—	2,059	2,753	4,109	2,753	6,168

Regular benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Benefit obligation transferred to Empower	(22,696)	—	—	—	(22,696)	—

Benefit obligation and under funded status, December 31	$—	$22,696	$42,163	$40,801	$42,163	$63,497

Accumulated benefit obligation	—	$22,696	42,163	40,801	42,163	$63,497

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in plan assets:

Fair Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	—	1,162	2,566	2,380	2,566	3,542

Regular Benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Fair Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

Accrued benefit liability	$—	$(22,224)	$(38,349)	$(39,470)	$(38,349)	$(61,694)

Liability for pension benefits	—	(472)	(3,814)	(1,331)	(3,814)	(1,803)

Total other liabilities	$—	$(22,696)	$(42,163)	$(40,801)	$(42,163)	$(63,497)

Unassigned surplus (deficit)	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Unrecognized net actuarial gain (loss)	$—	$2,869	$(3,515)	$(732)	$(3,515)	$2,137

Unrecognized prior service cost	—	(3,341)	(299)	(599)	(299)	(3,940)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Items not yet recognized as component of net periodic cost on January 1,	$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

Transferred to Empower	472	—	—	—	472	—

Prior service cost recognized in net periodic cost	—	817	299	299	299	1,116

(Gain) loss recognized in net periodic cost	—	(225)	(29)	(50)	(29)	(275)

Gain (loss) arising during the year	—	(2,059)	(2,753)	(4,109)	(2,753)	(6,168)

Items not yet recognized as component of net periodic cost on December 31	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2021:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$—	$(29)	$(29)

Prior service cost	—	299	299

The expected benefit payments for the Company’s Supplemental Executive Retirement plan for the years indicated are as follows:

	2021	2022	2023	2024	2025	2026 through 2030

Supplemental executive retirement plan	2,567	10,282	5,756	2,179	1,962	8,382

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2020	2019	2018	2020	2019	2018	2020	2019	2018

Components of net periodic cost (benefit):

Service cost	$—	$1,435	$1,425	$—	$—	$—	$—	$1,435	$1,425

Interest cost	—	825	703	1,175	1,510	1,356	1,175	2,335	2,059

Amortization of unrecognized prior service cost	—	817	817	299	299	324	299	1,116	1,141

Amortization of gain from prior periods	—	(225)	(82)	(29)	(50)	(45)	(29)	(275)	(127)

Net periodic cost	$—	$2,852	$2,863	$1,445	$1,759	$1,635	$1,445	$4,611	$4,498

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2020 and 2019:

	Post-Retirement Medical Plan

	December 31,

	2020	2019

Discount rate	N/A	3.16%

Initial health care cost trend	N/A	6.00%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

	Supplemental Executive Retirement Plan

	December 31,

	2020	2019

Discount rate	2.09%	2.98%

Rate of compensation increase	N/A	N/A

During 2020, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2020).

During 2019, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2019).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2020	2019

Discount rate	N/A	4.34%

Initial health care cost trend	N/A	6.25%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2020	2019

Discount rate	2.98%	4.16%

Rate of compensation increase	N/A	N/A

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $7,806, $14,842 and $3,057 during the years ended December 31, 2020, 2019 and 2018.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Other liabilities in the accompanying statutory financial statements, are $49,595 and $41,792 at December 31, 2020 and 2019, respectively.

Previously, the Company sponsored a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Effective January 1, 2020, the Company transferred the qualified defined contribution benefit plan to its subsidiary, Empower Retirement, LLC. Previously, the Company matched a percentage of employee contributions in cash. The Company recognized $0, $24,955 and $11,935 in expense related to this plan for the years ended December 31, 2020, 2019 and 2018, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2020	2019	2018

Lifeco Stock Plan	$593	$899	$768

Performance Share Unit Plan	6,431	15,458	5,388

Total compensation expense	$7,024	$16,357	$6,156

Income tax benefits	$1,465	$3,414	$1,243

During the year ended December 31, 2020, 2019 and 2018, the Company had $48, $(67) and $26 respectively, income tax benefits (expense) realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2020 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$709	1.4

Performance Share Unit Plan	5,562	1.2

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Equity Award Activity

During the year ended December 31, 2020, Lifeco did not grant stock options to employees of the Company.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2020	3,450,130	$25.03

Granted	—	—

Exercised	(210,900)	20.78

Cancelled and expired	(67,760)	25.89

Outstanding, December 31, 2020	3,171,470	25.95	5.5	$1,362

Vested and expected to vest, December 31, 2020	3,171,470	25.89	5.5	1,362

Exercisable, December 31, 2020	2,170,850	26.11	4.6	1,332

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2020 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2020	2019	2018

Weighted average fair value of options granted	NA	$2.32	$0.95

Intrinsic value of options exercised (1)	1,097	3,282	345

Fair value of options vested	911	1,358	1,115

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

There were no options granted during 2020. The fair value of the options granted during the years ended December 31, 2019 and 2018 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2020	2019	2018

Dividend yield	NA	5.46%	4.55%

Expected volatility	NA	19.68%	9.01%

Risk free interest rate	NA	1.83%	2.03%

Expected duration (years)	NA	6.0	6.0

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2020	1,156,384

Granted	67,511

Forfeited	(7,063)

Paid	(258,005)

Outstanding, December 31, 2020	958,827

Vested and expected to vest, December 31, 2020	958,827

The cash payment in settlement of the Performance Share Unit Plan units was $8,569, $5,815 and $4,104 for the years ended December 31, 2020, 2019 and 2018, respectively.

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 55%, (1)%, and 1% of total individual life insurance premiums earned during the years ended December 31, 2020, 2019 and 2018 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $18,497, $23,461 and $31,276 to its policyholders during the years ended December 31, 2020, 2019 and 2018, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2020. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2021	2022	2023	2024	2025	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$527,500	$358,219	$885,719

Surplus notes - interest (2)	23,965	23,965	23,965	23,965	22,304	381,066	499,230

Investment purchase obligations (3)	492,805				1,125	5,000	498,930

Operating leases (4)	6,488	3,727	3,234	3,185	2,814	19,145	38,593

Other liabilities (5)	5,241	22,732	18,381	4,804	5,262	27,882	84,302

Total	$528,499	$50,424	$45,580	$31,954	$559,005	$791,312	$2,006,774

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $36,262 of unamortized debt modification gain as discussed in Footnote 14.

(2) Surplus notes interest - All surplus notes bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2020.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2020 and 2019 were $498,930 and $131,651, of which $447,515 and $120,990 were related to limited partnership interests. Related party transactions comprise of $94,803 and $0 of the unfunded limited partnership interests at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, $492,805 and $131,651 were due within one year, $1,125 and $0 were due within four to five years, and $5,000 and $0 were due after five years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2020, 2019 and 2018 were $25,324, $33,473 and $27,768 respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services
•	Sport partner sponsorship payments
•	Personal Capital Corporation contingent payment consideration

As part of the Personal Capital Corporation acquisition, the Company included contingent consideration based on the potential achievement of certain key metrics. An initial contingent consideration earn-out value of $20 million represents management’s best estimate, and it could be up to $175 million based on the achievement of growth in assets under management metrics defined in the Merger Agreement, payable following measurements through December 31, 2021 and December 31, 2022

Originally entered into on March 1, 2018 and as amended on July 7, 2020, the Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility has an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $673,000, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2020 and 2019. At December 31, 2020 and 2019 there were no outstanding amounts related to the current and prior credit facilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In addition, the Company has other letters of credit with a total amount of $8,595, renewable annually for an indefinite period of time. At December 31, 2020 and 2019, there were no outstanding amounts related to those letters of credit.

In October 2020, the Company became a member of the FHLB of Topeka. FHLB provides access to billions of low-cost funding dollars to banks, credit unions, insurance companies and community development financial institutions in the United States. At December 31, 2020, the Company had an estimated borrowing capacity of approximately $2,500,000. All borrowings must be collateralized and the required collateral amount is based on the type of investment securities pledged. No amount was borrowed as of December 31, 2020. Additionally, the Company was required to purchase FHLB of Topeka stock and, at December 31, 2020 owns $500 of Class A stock which are currently not eligible for redemption.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The liabilities transferred and ceding commission received at the closing of the Protective transaction were subject to future adjustments. In October 2019, Protective Life provided the Company with its listing of proposed adjustments with respect to the liabilities transferred, which the Company formally objected to in December 2019. In November 2020, the parties reached resolution and settled cash for adjustments which did not have a material effect on the consolidated financial position of the Company and no further adjustments are expected.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2020 and 2019 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. On February 3, 2021, the Company’s Board of Directors declared a dividend of $100,000. The dividend was paid on March 29, 2021 to the Company’s sole shareholder, GWL&A Financial. Prior to the payment of this dividend, the Company received approval from the Colorado Insurance Commissioner.

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$1,631

Other bonds (unaffiliated)	472,771

Bonds of affiliates	564

Preferred stocks (unaffiliated)	3

Common stocks (unaffiliated)	151

Mortgage loans	107,249

Real estate	28,964

Contract loans	197,843

Cash, cash equivalents and short-term investments	5,862

Derivative instruments	18,840

Other invested assets	155,506

Aggregate write-ins for investment income	5,303

Gross investment income	$994,687

Real estate owned - Book value less encumbrances:	$43,776

Mortgage loans - Book value:

Commercial mortgages	$4,124,412

Mortgage loans by standing - Book value:

Good standing	$4,124,412

Other long-term invested assets - Statement value:	$504,876

Bonds and stocks of parents, subsidiaries and affiliates - Book value:

Bonds	$6,433

Common stocks	$62,550

Bonds and short-term investments by maturity and NAIC designation:

Bonds by maturity - Statement value:

Due within one year or less	$1,833,337

Over 1 year through 5 years	8,459,940

Over 5 years through 10 years	10,905,977

Over 10 years through 20 years	3,262,440

Over 20 years	2,105,662

Total by maturity	$26,567,356

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Bonds and short-term investments by NAIC designation - Statement value:

NAIC 1	$14,774,212

NAIC 2	11,083,416

NAIC 3	661,042

NAIC 4	46,004

NAIC 5	2,312

NAIC 6	370

Total by NAIC designation	$26,567,356

Total bonds publicly traded	$14,796,022

Total bonds privately placed	$11,771,334

Preferred stocks - Statement value	$119,687

Common stocks - Market value	$223,883

Short-term investments - Book value	$408,168

Options, caps and floors owned - Statement value	$34

Collar, swap and forward agreements open - Statement value	$30,313

Futures contracts open - Current value	$5,334

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Life insurance in-force:

Ordinary	$3,588,007

Group life	—

Life insurance policies with disability provisions in-force:

Ordinary	$9,504

Group life	18,617,777

Supplementary contracts in-force:

Ordinary - not involving life contingencies:

Amount on deposit	$—

Income payable	—

Ordinary - involving life contingencies:

Income payable	—

Group - not involving life contingencies:

Amount on deposit	—

Income payable	—

Group - involving life contingencies:

Income payable	125

Annuities:

Ordinary:

Immediate - amount of income payable	$49

Deferred - fully paid account balance	318

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$60,137

Certificates - fully paid account balance	1,489

Certificates - not fully paid account balance	31,651,605

Accident and health insurance - equivalent premiums in-force:

Group	$—

Deposit funds and dividend accumulations

Deposit funds - account balance	28,062

Deposit accumulations - account balance	18,257

Claim payments:

Group accident and health:

2020	$5,078

2019	9,460

2018	5,486

2017	2,786

2016	2,829

Prior	16,848

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.